SHAREHOLDER LETTER

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Your Fund's Goal: Franklin California Tax-Free Income Fund seeks to provide high, current income exempt from regular federal and California state personal income taxes through a portfolio consisting primarily of California municipal bonds.(1)
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Dear Shareholder:

This annual report for Franklin California Tax-Free Income Fund covers the period ended March 31, 2001. The year under review showed clear signs of decelerating economic growth. Gross domestic product (GDP), the country's broadest gauge of economic vibrancy, fell steadily in the latter half of 2000 to a slow, 1.0% annualized pace in the fourth quarter, its weakest reading in more than five years. Although the Federal Reserve Board (the Fed) had taken an aggressive stance toward mitigating inflationary pressures via interest rate hikes in the first half of 2000, it refrained from any such moves during the latter half as personal consumption, trade and business expansion waned. By January 2001, consumer and business confidence had eroded considerably, exacerbated by high energy costs that drained purchasing power and profit margins. Consequently, slower retail sales and appreciably weaker capital spending prompted manufacturing cutbacks and subsequent layoffs. The unemployment rate, which had hovered near a 30-year low of 3.9% throughout most of


1. For investors subject to the federal alternative minimum tax, a small portion of this income may be subject to such tax. Distributions of capital gains and of ordinary income from accrued market discount, if any, are generally taxable.

The dollar value, number of shares or principal value, and complete legal titles of all portfolio holdings are listed in the Fund's Statement of Investments
(SOI). The SOI begins on page 17.


CONTENTS


Shareholder Letter ........................................................    1

Performance Summary .......................................................   10

Financial Highlights & Statement of Investments ...........................   14

Financial Statements ......................................................   49

Notes to Financial Statements .............................................   52

Independent Auditors' Report ..............................................   56

Tax Designation ...........................................................   57



FUND CATEGORY

[PYRAMID GRAPHIC]
the reporting period, edged up to 4.3% by March 2001.(2) Noting these circumstances, the Fed signaled for the first time in two years that recession, rather than inflation, posed the greatest risk to the decade-long economic expansion. In an attempt to restore price stability and sustainable economic growth, the Fed assumed a new monetary policy stance and on three separate occasions cut the federal funds target rate one-half percent, lowering it to 5.00% by March 31, 2001.

Municipal bond market performance was quite strong during the reporting period, outpacing many other fixed income and equity asset classes. Third quarter 2000 expectations for further interest rate hikes diminished substantially, creating a more favorable bond pricing environment amid falling long-term interest rates. Equity markets, which entered a somber period of increased volatility and substantial decline, also provided support to bonds as investors grew cautious. As they turned away from plummeting stocks, investors began to show a preference for the relative safety of high-quality, tax-free municipal bonds, helping to drive up municipal bond prices in the face of increased demand. Overall, the yield on the 30-year Treasury bond fell from 5.83% at the beginning of the reporting period, to 5.44% on March 31, 2001, and the 10-year Treasury note declined from 6.00% to 4.92%. The municipal bond market also saw yields decrease, with the Bond Buyer Municipal Bond Index (Bond Buyer 40), an indicator of municipal bond market performance, dropping from a yield of 5.97% to 5.30% for the same period.(3) Bond yields and prices move in an inverse relationship, so that as yields fall, prices rise.


2. Source: Bureau of Labor Statistics, 4/26/01.

3. Source: The Bond Buyer. The unmanaged Bond Buyer Municipal Bond Index is composed of the yield to maturity of 40 bonds. The index attempts to track the new-issue market as closely as possible, so it changes bonds twice a month, adding all new bonds that meet certain requirements and deleting an equivalent number according to their secondary market trading activity. As a result, the average par call date, average maturity date and average coupon rate change over time. The average maturity has generally been about 29-30 years.

Lower supply also favorably impacted municipal bond prices during the reporting period. Municipal governments enjoyed one of their wealthiest periods in history during 2000. As windfall tax revenues and prudent fiscal management led to reduced use of municipal debt during the year under review, California's municipal bond supply mirrored that of the nation, declining 12.5% during calendar year 2000 compared to 1999 amid improving credit strength.(4) Compounding the drop in new-issue supply was the historical cycle of low new issuance during the months of December and January. This confluence of heightened investor demand and low supply for municipal debt made municipal bonds one of the best-performing asset classes during the year under review. In addition, as the nation realized a large federal budget surplus, the U.S. Treasury initiated a buyback program for 30-year Treasury bonds, increasing their scarcity and price while lowering yields. This meant that, on a relative basis, long-term municipal bonds, as measured by the Bond Buyer 40, came to yield as much as 104% of a comparable Treasury bond's yield.(3) Historically, this ratio is about 90%. Since municipals are tax-exempt, generally they yield less than Treasuries, which are subject to federal income tax. When municipal bonds are yielding approximately the same as Treasuries, investors are able to take advantage of the tax exemption at little extra cost. Depending on your federal and state tax rates, a taxable investment of comparable credit quality would need to offer a higher yield, called the taxable equivalent yield, to match the yield on a tax-free investment.

Looking forward, we believe slower economic growth, stable municipal bond supply, heightened equity market volatility and


WHAT DOES "TAXABLE EQUIVALENT" MEAN FOR YOU?
For yield and distribution rate, the taxable equivalent is the amount a taxable investment would have to earn to match a tax-free investment such as municipal bonds.* You can find your Fund's taxable equivalent distribution rate and yield in the Performance Summary.


*For investors subject to the federal or state alternative minimum tax, a portion of this income may be subject to such tax. Distributions of capital gains and of ordinary income from accrued market discount, if any, are generally taxable.

4. Source: The Bond Buyer, 4/1/01.

solid credit quality of municipal issuers should contribute to the municipal bond market's fundamental strength for the remainder of 2001. A slower-growth economy means the Fed is more likely to lower interest rates in the near future. Because bond prices move in the opposite direction from interest rates, this scenario normally supports bond prices. Additionally, we anticipate that while equity markets remain turbulent, we may see many investors reallocating some of their portfolios and increasing their fixed income investments. Perhaps most importantly, we believe municipal bonds will continue to be desirable due to the tax efficiencies they offer. Predicting market cycles is very difficult, though, even for professional economists -- which is why we recommend investing for the long term. It is important to remember that over time, the tax-free income received from municipal bond funds will ultimately drive the funds' total return performance.


CALIFORNIA ECONOMIC UPDATE
During the year under review, California's economy showed growth and strength despite facing adversity from its power crisis. Standard & Poor's(R) and Moody's(R), two independent credit rating agencies, maintained the state's high ratings of AA and AA2, projecting a stable outlook.(5), (6) The state's economy reported growth in every major industry sector. The services sector accounted for nearly half of the 440,000 jobs created in 2000, while the government sector contributed with expansion in public school employment. In fact, California surpassed its own 30-year low with a 4.5% state unemployment rate in February 2001.(7)




5. Source: Standard & Poor's, RatingsDirect, 1/22/01. This does not indicate Standard & Poor's rating of the Fund.
6. Source: Moody's Investors Service, 2/26/01. This does not indicate Moody's rating of the Fund.
7. Source: Bureau of Labor Statistics, 3/28/01.

Growing demand for energy resulted in skyrocketing costs for this increasingly valuable commodity. Initially, deregulation laws passed in 1996 prevented investor-owned utilities from raising consumer rates to cover the increased cost of power. By January 2001, however, the state was forced to step in to address the electricity crisis. Governor Gray Davis signed an emergency proclamation to give the state government the ability to purchase electricity at fluctuating short-term and spot wholesale prices for resale to retail customers of the investor-owned utilities.

In consideration of the increasing energy costs and a slowing national economy's potential effects on California, the fiscal year 2002 budget proposal contained conservative estimates for General Fund revenue growth of a modest 3.3%. Anticipating a 3.5% growth rate in personal income tax collections, projections were well below the state's more than 9% growth rate anticipated in 2000.(6)

The state continued to build for unexpected expenditures with its Rainy Day Fund, which reached $7.2 billion at the conclusion of fiscal year 2000, roughly $6.3 billion above the budget target.(5) With such a strong cash balance, the state should be able to eliminate its seasonal cash flow borrowing in fiscal year 2002 for the second year in a row. Declining debt issuance for prison construction should also contribute to improving California's debt ratios. Debt is expected to remain moderate, with tax-supported debt remaining at roughly $773 per capita.(8) Relative to the rest of the nation, the state ranked 19th in net tax-supported debt per capita and 22nd in debt as a percentage of personal income.(6)

At the end of the year under review, California's outstanding debt remained on CreditWatch. This designation reflected the uncertainties surrounding the potential effect on the state's


8. Source: Standard & Poor's, RatingsDirect, 2/26/01

CREDIT QUALITY BREAKDOWN*
Based on Total Long-Term Investments
3/31/01

[PIE CHART]

AAA                                                                        57.6%

AA                                                                         12.8%

A                                                                           7.8%

BBB                                                                        21.0%

Below Investment Grade                                                      0.8%

*Quality breakdown may include internal ratings for bonds not rated by an independent rating agency.


economy assuming no solution was implemented for the current power crisis. However, the state's high credit ratings were in part reflective of the expectation for continued progress toward a comprehensive resolution of the power crisis leading to electricity market stabilization and reduced reliance on General Fund resources within a reasonable period of time.

Looking ahead, the state's baseline economic growth prospects remain very strong. Improved business diversity, a vibrant export sector and a concentration of high-growth, knowledge-based industries are all factors contributing to California's robust economy. The state's historically high cash balances and budget reserves all contribute to the expectation that it will outperform the nation in the medium term. Several factors could temper California's credit strength: a relatively inflexible budget structure, potentially volatile revenue structure during periods of economic weakening, the lack of a formal mid-year spending adjustment mechanism and the negative impact a stock market correction could have on capital gains tax collection. California's power crisis, combined with weakening economies around the world, in particular that of major trading partner Japan, impacted the state's economy more than the rest of the world. However, California's economic diversity and strength are the bases for its stable credit outlook.


PORTFOLIO NOTES
Generally declining interest rates over the reporting period benefited the municipal bond market, as bond prices rise when interest rates fall. Accordingly, Franklin California Tax-Free Income Fund's Class A share price, as measured by net asset value, rose to $7.24 on March 31, 2001, from $6.88 on March 31, 2000, an increase of 5.23%.

The Fund had no major positions that appear to be adversely affected by the changing California economy. As of March 31,

2001, the Fund held only $62,943,229 combined debt of Pacific Gas and Electric Co. and Southern California Edison Co., 0.46% of the Fund's total long-term investments. Of this amount, $32,848,590 is insured.(9) Your Fund had very little activity during the reporting period. The stock market's continued decline resulted in increased cash flow into the Fund. The Fund kept a larger portion of its funds in short-term, liquid securities. Long-term purchases were mostly in the 20- to 30-year maturity range, rather than longer than 30 years. The portfolio's average maturity was 22.7 years on March 31, 2001. The Fund still continues to emphasize high-quality securities, and AAA-rated bonds represented 57.6% of the Fund's total long-term investments at the end of the reporting period.

Keep in mind that your Fund combines the advantage of high credit quality and tax-free yields.(1) The Performance Summary beginning on page 10 shows that at the end of this reporting period, the Fund's distribution rate was 4.92%, based on an annualization of March's 3.1 cent ($0.031) per share dividend and the maximum offering price of $7.56 on March 31, 2001. An investor in the maximum combined federal and California state personal income tax bracket of 45.22% would need to earn 8.98% from a taxable investment to match the Fund's tax-free distribution rate. The Performance Summary also shows the distribution rates and taxable equivalent distribution rates for Class B and C shares.

Looking ahead, the uncertainty of California's economy may present some interesting buying opportunities. As we monitor


PORTFOLIO BREAKDOWN
3/31/01

                                                                     % OF TOTAL
                                                                      LONG-TERM
                                                                     INVESTMENTS
--------------------------------------------------------------------------------
Transportation                                                          18.4%

Utilities                                                               16.1%

Prerefunded                                                             14.7%

Hospital & Health Care                                                  13.2%

Tax-Supported                                                           12.2%

Subject to Government Appropriations                                    11.3%

General Obligation                                                       6.0%

Housing                                                                  4.8%

Other Revenue                                                            1.7%

Higher Education                                                         1.5%

Corporate-Backed                                                         0.1%


9. The insurance guarantees the scheduled payment of principal and interest on the insured securities in the Fund's portfolio, but does not guarantee the insured securities' market value, the value of the Fund's shares or the Fund's distributions. Fund shares are not insured. No representation is made to any insurer's ability to meet its obligation to the Fund if called upon to do so.

DIVIDEND DISTRIBUTIONS
4/1/00 - 3/31/01

                                                 DIVIDEND PER SHARE
                                     -------------------------------------------
MONTH                                  CLASS A        CLASS B         CLASS C
--------------------------------------------------------------------------------
April                                 3.1 cents      2.78 cents      2.81 cents

May                                   3.1 cents      2.78 cents      2.81 cents

June                                  3.1 cents      2.77 cents      2.78 cents

July                                  3.1 cents      2.77 cents      2.78 cents

August                                3.1 cents      2.77 cents      2.78 cents

September                             3.1 cents      2.76 cents      2.77 cents

October                               3.1 cents      2.76 cents      2.77 cents

November                              3.1 cents      2.76 cents      2.77 cents

December                              3.1 cents      2.76 cents      2.76 cents

January                               3.1 cents      2.76 cents      2.76 cents

February                              3.1 cents      2.76 cents      2.76 cents

March                                 3.1 cents      2.77 cents      2.74 cents
--------------------------------------------------------------------------------
TOTAL                                37.2 CENTS     33.20 CENTS     33.29 CENTS


these situations closely, we expect to have funds available to take advantage of favorable prospects. With the national economy's overall weakness, we expect long-term rates will continue to decline, which should support municipal bond prices. We encourage investors to maintain a long-term investment perspective. We will continue to focus on obtaining high, current, tax-free income through our conservative buy-and-hold investment approach.

We encourage you to discuss your financial goals with an investment representative who can address concerns about volatility and help you diversify your investments and stay focused on the long term. We appreciate your support, welcome your questions and comments and look forward to serving your investment needs in the years ahead.

Sincerely,

/s/ CHARLES B. JOHNSON

Charles B. Johnson
Chairman
Franklin California Tax-Free Income Fund


/s/ SHEILA AMOROSO

Sheila Amoroso


/s/ RAFAEL R. COSTAS JR.

Rafael R. Costas Jr.

Senior Vice Presidents/Co-Directors
Franklin Municipal Bond Department


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This discussion reflects our views, opinions and portfolio holdings as of March
31, 2001, the end of the reporting period. The information provided is not a complete analysis of every aspect of any state, industry, security or the Fund. Our strategies and the Fund's portfolio composition will change depending on market and economic conditions. Although historical performance is no guarantee of future results, these insights may help you understand our investment and management philosophy.
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                                                                               9

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CLASS A: Subject to the current, maximum 4.25% initial sales charge. Prior to
7/1/94, Fund shares were offered at a lower initial sales charge; thus actual total returns may differ. Effective 5/1/94, the Fund implemented a Rule 12b-1 plan, which affects subsequent performance.

CLASS B: Subject to no initial sales charge, but subject to a contingent deferred sales charge (CDSC) declining from 4% to 0% over six years. These shares have higher annual fees and expenses than Class A shares.

CLASS C: Subject to 1% initial sales charge and 1% CDSC for shares redeemed within 18 months of investment. These shares have higher annual fees and expenses than Class A shares.
--------------------------------------------------------------------------------


PERFORMANCE SUMMARY AS OF 3/31/01
Distributions and returns will vary based on earnings of the Fund's portfolio and any profits realized from the sale of the portfolio's securities, as well as the level of operating expenses for each class. All total returns include reinvested distributions at net asset value.



PRICE AND DISTRIBUTION INFORMATION

CLASS A                                      CHANGE        3/31/01       3/31/00
--------------------------------------------------------------------------------
Net Asset Value (NAV)                        +$0.36         $7.24         $6.88
DISTRIBUTIONS (4/1/00 - 3/31/01)
Dividend Income                              $0.3720

CLASS B                                      CHANGE        3/31/01       3/31/00
--------------------------------------------------------------------------------
Net Asset Value (NAV)                        +$0.37         $7.24         $6.87
DISTRIBUTIONS (4/1/00 - 3/31/01)
Dividend Income                              $0.3320

CLASS C                                      CHANGE        3/31/01       3/31/00
--------------------------------------------------------------------------------
Net Asset Value (NAV)                        +$0.36         $7.23         $6.87
DISTRIBUTIONS (4/1/00 - 3/31/01)
Dividend Income                              $0.3329

PERFORMANCE

CLASS A                                              1-YEAR      5-YEAR        10-YEAR
--------------------------------------------------------------------------------------
Cumulative Total Return(1)                           +10.98%     +34.72%       +93.62%
Average Annual Total Return(2)                        +6.20%      +5.22%        +6.36%

Distribution Rate(3)                         4.92%
Taxable Equivalent Distribution Rate(4)      8.98%
30-Day Standardized Yield(5)                 4.35%
Taxable Equivalent Yield(4)                  7.94%

                                                                             INCEPTION
CLASS B                                                           1-YEAR      (1/1/99)
--------------------------------------------------------------------------------------
Cumulative Total Return(1)                                        +10.51%      +8.69%
Average Annual Total Return(2)                                     +6.51%      +2.52%

Distribution Rate(3)                         4.59%
Taxable Equivalent Distribution Rate(4)      8.38%
30-Day Standardized Yield(5)                 3.97%
Taxable Equivalent Yield(4)                  7.25%

                                                                             INCEPTION
CLASS C                                              1-YEAR       5-YEAR      (5/1/95)
--------------------------------------------------------------------------------------
Cumulative Total Return(1)                           +10.38%      +30.80%      +39.45%
Average Annual Total Return(2)                        +8.28%       +5.31%       +5.60%

Distribution Rate(3)                         4.50%
Taxable Equivalent Distribution Rate(4)      8.21%
30-Day Standardized Yield(5)                 3.94%
Taxable Equivalent Yield(4)                  7.19%

For updated performance figures, see "Prices and Performance" at franklintempleton.com, or call Franklin Templeton Investments at 1-800/342-5236.


1. Cumulative total return represents the change in value of an investment over the periods indicated and does not include sales charges.
2. Average annual total return represents the average annual change in value of an investment over the periods indicated and includes the current, applicable, maximum sales charge(s) for that class.
3. Distribution rate is based on an annualization of the respective class's March monthly dividend and the maximum offering price (NAV for Class B) per share on 3/31/01.
4. Taxable equivalent distribution rate and yield assume the published rates as of 1/24/01 for the maximum combined federal and California state personal income tax bracket of 45.22%, based on the federal income tax rate of 39.6%.
5. Yield, calculated as required by the SEC, is based on the earnings of the Fund's portfolio for the 30 days ended 3/31/01.


--------------------------------------------------------------------------------
Bond prices, and thus the Fund's share price, generally move in the opposite direction from interest rates. Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, and you may have a gain or loss when you sell your shares.
--------------------------------------------------------------------------------


Past performance does not guarantee future results.                           11

AVERAGE ANNUAL TOTAL RETURN

CLASS A                                                                  3/31/01
--------------------------------------------------------------------------------
1-Year                                                                    +6.20%

5-Year                                                                    +5.22%

10-Year                                                                   +6.36%

AVERAGE ANNUAL TOTAL RETURN

CLASS B                                                                  3/31/01
--------------------------------------------------------------------------------
1-Year                                                                    +6.51%

Since Inception (1/1/99)                                                  +2.52%

TOTAL RETURN INDEX COMPARISON FOR HYPOTHETICAL $10,000 INVESTMENT
Total return represents the change in value of an investment over the periods shown. It includes the current, applicable, maximum sales charge(s), Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvested interest. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index. The Consumer Price Index (CPI) is a commonly used measure of the inflation rate.


CLASS A (4/1/91 - 3/31/01)

[LINE GRAPH]

Franklin California Tax-Free Income Fund
Annual Report
March 31, 2001

APPENDIX
DESCRIPTION OF GRAPHIC MATERIAL OMITTED FROM EDGAR FILING (PURSUANT TO ITEM 304
(a) OF REGULATION S-T)

GRAPHIC MATERIAL (1)
The following line graph compares the performance of Franklin California Tax-Free Income Fund - Class A with that of the Lehman Brothers Municipal Bond Index(6) and CPI(6), based on a $10,000 investment from 4/1/91 to 3/31/01.

        Date       Franklin California Tax-       Lehman Brothers Municipal       CPI(6)
                      Free Income Fund                  Bond Index(6)
  04/01/1991           9,571                          10,000                      10,000
  04/30/1991           9,685          1.34%           10,134          0.15%       10,015
  05/31/1991           9,772          0.89%           10,224          0.30%       10,045
  06/30/1991           9,773         -0.10%           10,214          0.29%       10,074
  07/31/1991           9,916          1.22%           10,339          0.15%       10,089
  08/31/1991           9,989          1.32%           10,475          0.29%       10,119
  09/30/1991          10,133          1.30%           10,611          0.44%       10,163
  10/31/1991          10,193          0.90%           10,707          0.15%       10,178
  11/30/1991          10,237          0.28%           10,737          0.29%       10,208
  12/31/1991          10,385          2.15%           10,968          0.07%       10,215
  01/31/1992          10,401          0.23%           10,993          0.15%       10,230
  02/29/1992          10,402          0.03%           10,996          0.36%       10,267
  03/31/1992          10,493          0.03%           10,999          0.51%       10,319
  04/30/1992          10,554          0.89%           11,097          0.14%       10,334
  05/31/1992          10,720          1.18%           11,228          0.14%       10,348
  06/30/1992          10,842          1.68%           11,417          0.36%       10,386
  07/31/1992          11,147          3.00%           11,759          0.21%       10,407
  08/31/1992          10,996         -0.97%           11,645          0.28%       10,437
  09/30/1992          11,025          0.65%           11,721          0.28%       10,466
  10/31/1992          10,853         -0.98%           11,606          0.35%       10,502
  11/30/1992          11,177          1.79%           11,814          0.14%       10,517
  12/31/1992          11,347          1.02%           11,934         -0.07%       10,510
  01/31/1993          11,471          1.16%           12,073          0.49%       10,561
  02/28/1993          11,753          3.62%           12,510          0.35%       10,598
  03/31/1993          11,672         -1.06%           12,377          0.35%       10,635
  04/30/1993          11,750          1.01%           12,502          0.28%       10,665
  05/31/1993          11,797          0.56%           12,572          0.14%       10,680
  06/30/1993          11,992          1.67%           12,782          0.14%       10,695
  07/31/1993          11,975          0.13%           12,799          0.00%       10,695
  08/31/1993          12,250          2.08%           13,065          0.28%       10,725
  09/30/1993          12,362          1.14%           13,214          0.21%       10,747
  10/31/1993          12,390          0.19%           13,239          0.41%       10,792
  11/30/1993          12,303         -0.88%           13,123          0.07%       10,799
  12/31/1993          12,424          2.11%           13,399          0.00%       10,799
  01/31/1994          12,553          1.14%           13,552          0.27%       10,828
  02/28/1994          12,363         -2.59%           13,201          0.34%       10,865
  03/31/1994          12,038         -4.07%           12,664          0.34%       10,902
  04/30/1994          12,084          0.85%           12,772          0.14%       10,917
  05/31/1994          12,181          0.87%           12,883          0.07%       10,925
  06/30/1994          12,142         -0.61%           12,804          0.34%       10,962
  07/31/1994          12,309          1.83%           13,038          0.27%       10,992
  08/31/1994          12,373          0.35%           13,084          0.40%       11,036
  09/30/1994          12,280         -1.47%           12,892          0.27%       11,065
  10/31/1994          12,135         -1.78%           12,662          0.07%       11,073
  11/30/1994          11,972         -1.81%           12,433          0.13%       11,088
  12/31/1994          12,073          2.20%           12,707          0.00%       11,088
  01/31/1995          12,370          2.86%           13,070          0.40%       11,132
  02/28/1995          12,687          2.91%           13,450          0.40%       11,176
  03/31/1995          12,808          1.15%           13,605          0.33%       11,213
  04/30/1995          12,838          0.12%           13,621          0.33%       11,250
  05/31/1995          13,142          3.19%           14,056          0.20%       11,273
  06/30/1995          13,064         -0.87%           13,934          0.20%       11,295
  07/31/1995          13,150          0.95%           14,066          0.00%       11,295
  08/31/1995          13,274          1.27%           14,245          0.26%       11,325
  09/30/1995          13,361          0.63%           14,334          0.20%       11,347
  10/31/1995          13,542          1.45%           14,542          0.33%       11,385
  11/30/1995          13,743          1.66%           14,784         -0.07%       11,377
  12/31/1995          13,888          0.96%           14,925         -0.07%       11,369
  01/31/1996          13,959          0.76%           15,039          0.59%       11,436
  02/29/1996          13,896         -0.68%           14,937          0.32%       11,473
  03/31/1996          13,756         -1.28%           14,745          0.52%       11,532
  04/30/1996          13,730         -0.28%           14,704          0.39%       11,577
  05/31/1996          13,763         -0.04%           14,698          0.19%       11,599
  06/30/1996          13,910          1.09%           14,859          0.06%       11,606
  07/31/1996          14,001          0.90%           14,992          0.19%       11,628
  08/31/1996          14,032         -0.02%           14,989          0.19%       11,650
  09/30/1996          14,223          1.40%           15,199          0.32%       11,688
  10/31/1996          14,355          1.13%           15,371          0.32%       11,725
  11/30/1996          14,568          1.83%           15,652          0.19%       11,747
  12/31/1996          14,540         -0.42%           15,586          0.00%       11,747
  01/31/1997          14,552          0.19%           15,616          0.32%       11,785
  02/28/1997          14,687          0.92%           15,760          0.31%       11,821
  03/31/1997          14,535         -1.33%           15,550          0.25%       11,851
  04/30/1997          14,650          0.84%           15,681          0.12%       11,865
  05/31/1997          14,849          1.51%           15,917         -0.06%       11,858
  06/30/1997          14,966          1.07%           16,088          0.12%       11,872
  07/31/1997          15,311          2.77%           16,533          0.12%       11,887
  08/31/1997          15,237         -0.94%           16,378          0.19%       11,909
  09/30/1997          15,417          1.19%           16,573          0.25%       11,939
  10/31/1997          15,512          0.64%           16,679          0.25%       11,969
  11/30/1997          15,630          0.59%           16,777         -0.06%       11,962
  12/31/1997          15,820          1.46%           17,022         -0.12%       11,947
  01/31/1998          15,960          1.03%           17,198          0.19%       11,970
  02/28/1998          15,992          0.03%           17,203          0.19%       11,993
  03/31/1998          16,003          0.09%           17,218          0.19%       12,015
  04/30/1998          15,966         -0.45%           17,141          0.18%       12,037
  05/31/1998          16,193          1.58%           17,412          0.18%       12,059
  06/30/1998          16,260          0.39%           17,480          0.12%       12,073
  07/31/1998          16,289          0.25%           17,523          0.12%       12,088
  08/31/1998          16,518          1.55%           17,795          0.12%       12,102
  09/30/1998          16,749          1.25%           18,017          0.12%       12,117
  10/31/1998          16,755          0.00%           18,017          0.24%       12,146
  11/30/1998          16,853          0.35%           18,080          0.00%       12,146
  12/31/1998          16,846          0.25%           18,126         -0.06%       12,139
  01/31/1999          17,008          1.19%           18,341          0.24%       12,168
  02/28/1999          16,988         -0.44%           18,261          0.12%       12,182
  03/31/1999          17,033          0.14%           18,286          0.30%       12,219
  04/30/1999          17,055          0.25%           18,332          0.73%       12,308
  05/31/1999          16,938         -0.58%           18,225          0.00%       12,308
  06/30/1999          16,694         -1.44%           17,963          0.00%       12,308
  07/31/1999          16,717          0.36%           18,028          0.30%       12,345
  08/31/1999          16,482         -0.80%           17,883          0.24%       12,375
  09/30/1999          16,460          0.04%           17,891          0.48%       12,434
  10/31/1999          16,176         -1.08%           17,697          0.18%       12,456
  11/30/1999          16,321          1.06%           17,885          0.06%       12,464
  12/31/1999          16,108         -0.75%           17,751          0.00%       12,464
  01/31/2000          15,942         -0.44%           17,673          0.30%       12,501
  02/29/2000          16,234          1.16%           17,878          0.59%       12,575
  03/31/2000          16,698          2.18%           18,268          0.82%       12,678
  04/30/2000          16,530         -0.59%           18,160          0.06%       12,686
  05/31/2000          16,458         -0.52%           18,065          0.12%       12,701
  06/30/2000          16,928          2.65%           18,544          0.52%       12,767
  07/31/2000          17,202          1.39%           18,802          0.23%       12,796
  08/31/2000          17,552          1.54%           19,091          0.00%       12,796
  09/30/2000          17,480         -0.52%           18,992          0.52%       12,863
  10/31/2000          17,658          1.09%           19,199          0.17%       12,885
  11/30/2000          17,761          0.76%           19,345          0.06%       12,892
  12/31/2000          18,142          2.47%           19,823         -0.06%       12,885
  01/31/2001          18,322          0.99%           20,019          0.63%       12,966
  02/28/2001          18,375          0.32%           20,083          0.40%       13,018
  03/31/2001          18,531          0.90%           20,264          0.23%       13,048

Total Return          85.31%                         102.64%                      30.48%

CLASS B (1/1/99 - 3/31/01)

[LINE GRAPH]

GRAPHIC MATERIAL (2)
The following line graph compares the performance of Franklin California Tax-Free Income Fund - Class B with that of the Lehman Brothers Municipal Bond Index(6) and CPI(6), based on a $10,000 investment from 1/1/99 to 3/31/01.

        Date       Franklin California Tax-       Lehman Brothers Municipal       CPI(6)
                       Free Income Fund                 Bond Index(6)
  01/01/1999          10,000                          10,000                      10,000
  01/31/1999          10,083          1.19%           10,119          0.24%       10,024
  02/28/1999          10,079         -0.44%           10,074          0.12%       10,036
  03/31/1999          10,088          0.14%           10,089          0.30%       10,066
  04/30/1999          10,098          0.25%           10,114          0.73%       10,140
  05/31/1999          10,038         -0.58%           10,055          0.00%       10,140
  06/30/1999           9,875         -1.44%            9,910          0.00%       10,140
  07/31/1999           9,884          0.36%            9,946          0.30%       10,170
  08/31/1999           9,739         -0.80%            9,866          0.24%       10,194
  09/30/1999           9,736          0.04%            9,870          0.48%       10,243
  10/31/1999           9,550         -1.08%            9,764          0.18%       10,262
  11/30/1999           9,644          1.06%            9,867          0.06%       10,268
  12/31/1999           9,514         -0.75%            9,793          0.00%       10,268
  01/31/2000           9,412         -0.44%            9,750          0.30%       10,299
  02/29/2000           9,566          1.16%            9,863          0.59%       10,360
  03/31/2000           9,835          2.18%           10,078          0.82%       10,444
  04/30/2000           9,745         -0.59%           10,019          0.06%       10,451
  05/31/2000           9,699         -0.52%            9,967          0.12%       10,463
  06/30/2000           9,956          2.65%           10,231          0.52%       10,518
  07/31/2000          10,113          1.39%           10,373          0.23%       10,542
  08/31/2000          10,329          1.54%           10,533          0.00%       10,542
  09/30/2000          10,281         -0.52%           10,478          0.52%       10,597
  10/31/2000          10,366          1.09%           10,592          0.17%       10,615
  11/30/2000          10,422          0.76%           10,673          0.06%       10,621
  12/31/2000          10,655          2.47%           10,936         -0.06%       10,615
  01/31/2001          10,741          0.99%           11,045          0.63%       10,682
  02/28/2001          10,767          0.32%           11,080          0.40%       10,724
  03/31/2001          10,576          0.90%           11,180          0.23%       10,749

Total Return           5.76%                          11.80%                       7.49%

CLASS C (5/1/95 - 3/31/01)

[LINE GRAPH]

GRAPHIC MATERIAL (3)
The following line graph compares the performance of Franklin California Tax-Free Income Fund - Class C with that of the Lehman Brothers Municipal Bond Index(6) and CPI(6), based on a $10,000 investment from 5/1/95 to 3/31/01.

        Date       Franklin California Tax-       Lehman Brothers Municipal       CPI(6)
                      Free Income Fund                  Bond Index(6)
  05/01/1995           9,902                          10,000                      10,000
  05/31/1995          10,140          3.19%           10,319          0.20%       10,020
  06/30/1995          10,060         -0.87%           10,229          0.20%       10,040
  07/31/1995          10,121          0.95%           10,326          0.00%       10,040
  08/31/1995          10,211          1.27%           10,458          0.26%       10,066
  09/30/1995          10,286          0.63%           10,523          0.20%       10,086
  10/31/1995          10,406          1.45%           10,676          0.33%       10,120
  11/30/1995          10,569          1.66%           10,853         -0.07%       10,112
  12/31/1995          10,675          0.96%           10,957         -0.07%       10,105
  01/31/1996          10,723          0.76%           11,041          0.59%       10,165
  02/29/1996          10,668         -0.68%           10,966          0.32%       10,198
  03/31/1996          10,562         -1.28%           10,825          0.52%       10,251
  04/30/1996          10,537         -0.28%           10,795          0.39%       10,291
  05/31/1996          10,542         -0.04%           10,791          0.19%       10,310
  06/30/1996          10,649          1.09%           10,908          0.06%       10,316
  07/31/1996          10,728          0.90%           11,006          0.19%       10,336
  08/31/1996          10,747         -0.02%           11,004          0.19%       10,356
  09/30/1996          10,873          1.40%           11,158          0.32%       10,389
  10/31/1996          10,984          1.13%           11,284          0.32%       10,422
  11/30/1996          11,127          1.83%           11,491          0.19%       10,442
  12/31/1996          11,100         -0.42%           11,443          0.00%       10,442
  01/31/1997          11,104          0.19%           11,464          0.32%       10,475
  02/28/1997          11,202          0.92%           11,570          0.31%       10,508
  03/31/1997          11,096         -1.33%           11,416          0.25%       10,534
  04/30/1997          11,179          0.84%           11,512          0.12%       10,547
  05/31/1997          11,309          1.51%           11,686         -0.06%       10,540
  06/30/1997          11,393          1.07%           11,811          0.12%       10,553
  07/31/1997          11,667          2.77%           12,138          0.12%       10,565
  08/31/1997          11,590         -0.94%           12,024          0.19%       10,586
  09/30/1997          11,722          1.19%           12,167          0.25%       10,612
  10/31/1997          11,788          0.64%           12,245          0.25%       10,639
  11/30/1997          11,872          0.59%           12,317         -0.06%       10,632
  12/31/1997          12,027          1.46%           12,497         -0.12%       10,619
  01/31/1998          12,128          1.03%           12,626          0.19%       10,640
  02/28/1998          12,130          0.03%           12,629          0.19%       10,660
  03/31/1998          12,149          0.09%           12,641          0.19%       10,680
  04/30/1998          12,098         -0.45%           12,584          0.18%       10,699
  05/31/1998          12,264          1.58%           12,783          0.18%       10,719
  06/30/1998          12,309          0.39%           12,832          0.12%       10,731
  07/31/1998          12,342          0.25%           12,865          0.12%       10,744
  08/31/1998          12,510          1.55%           13,064          0.12%       10,757
  09/30/1998          12,679          1.25%           13,227          0.12%       10,770
  10/31/1998          12,679          0.00%           13,227          0.24%       10,796
  11/30/1998          12,729          0.35%           13,274          0.00%       10,796
  12/31/1998          12,719          0.25%           13,307         -0.06%       10,789
  01/31/1999          12,835          1.19%           13,465          0.24%       10,815
  02/28/1999          12,831         -0.44%           13,406          0.12%       10,828
  03/31/1999          12,841          0.14%           13,425          0.30%       10,861
  04/30/1999          12,852          0.25%           13,458          0.73%       10,940
  05/31/1999          12,774         -0.58%           13,380          0.00%       10,940
  06/30/1999          12,566         -1.44%           13,187          0.00%       10,940
  07/31/1999          12,577          0.36%           13,235          0.30%       10,973
  08/31/1999          12,394         -0.80%           13,129          0.24%       10,999
  09/30/1999          12,389          0.04%           13,134          0.48%       11,052
  10/31/1999          12,152         -1.08%           12,992          0.18%       11,072
  11/30/1999          12,273          1.06%           13,130          0.06%       11,079
  12/31/1999          12,107         -0.75%           13,032          0.00%       11,079
  01/31/2000          11,977         -0.44%           12,974          0.30%       11,112
  02/29/2000          12,173          1.16%           13,125          0.59%       11,177
  03/31/2000          12,516          2.18%           13,411          0.82%       11,269
  04/30/2000          12,402         -0.59%           13,332          0.06%       11,276
  05/31/2000          12,325         -0.52%           13,263          0.12%       11,289
  06/30/2000          12,672          2.65%           13,614          0.52%       11,348
  07/31/2000          12,871          1.39%           13,803          0.23%       11,374
  08/31/2000          13,146          1.54%           14,016          0.00%       11,374
  09/30/2000          13,067         -0.52%           13,943          0.52%       11,433
  10/31/2000          13,194          1.09%           14,095          0.17%       11,453
  11/30/2000          13,265          0.76%           14,202          0.06%       11,460
  12/31/2000          13,562          2.47%           14,553         -0.06%       11,453
  01/31/2001          13,671          0.99%           14,697          0.63%       11,525
  02/28/2001          13,705          0.32%           14,744          0.40%       11,571
  03/31/2001          13,809          0.90%           14,877          0.23%       11,598

Total Return          38.09%                          48.77%                      15.98%


AVERAGE ANNUAL TOTAL RETURN

CLASS C                                                                  3/31/01
--------------------------------------------------------------------------------
1-Year                                                                    +8.28%

5-Year                                                                    +5.31%

Since Inception (5/1/95)                                                  +5.60%


6. Source: Standard and Poor's Micropal. The Lehman Brothers Municipal Bond Index includes about 40,000 bonds from across the country. All bonds included have a minimum credit rating of at least Baa and a maturity of at least two years, and have been issued within the last five years as part of a deal of over $50 million. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded. Bonds will be added and the index will be updated monthly with a one-month lag.



Past performance does not guarantee future results.                           13

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
Financial Highlights

                                                                                     CLASS A
                                                 -------------------------------------------------------------------------------
                                                                               YEAR ENDED MARCH 31,
                                                 -------------------------------------------------------------------------------
                                                     2001             2000             1999             1998             1997
                                                 -------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year ..........    $      6.88      $      7.40      $      7.35      $      7.09      $     7.18
                                                 -------------------------------------------------------------------------------
Income from investment operations:
 Net investment income(a) ...................            .37              .38              .39              .42             .43
 Net realized and unrealized gains (losses) .            .36             (.53)             .07              .27            (.04)
                                                 -------------------------------------------------------------------------------
Total from investment operations ............            .73             (.15)             .46              .69             .39
                                                 -------------------------------------------------------------------------------
Less distributions from:
 Net investment income ......................           (.37)            (.36)            (.39)            (.42)           (.43)
 Net realized gains .........................             --             (.01)            (.02)            (.01)           (.05)
                                                 -------------------------------------------------------------------------------
Total distributions .........................           (.37)            (.37)            (.41)            (.43)           (.48)
                                                 -------------------------------------------------------------------------------
Net asset value, end of year ................    $      7.24      $      6.88      $      7.40      $      7.35      $     7.09
                                                 ===============================================================================

Total return(b) .............................         10.98%          (1.97)%            6.43%           10.10%           5.67%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's) .............    $13,279,037      $12,859,577      $15,473,713      $14,767,307      $3,633,542
Ratio to average net assets:
 Expenses ...................................           .57%             .57%             .57%             .56%            .56%
 Net investment income ......................          5.31%            5.40%            5.21%            5.71%           6.07%
Portfolio turnover rate .....................          5.83%           12.10%           18.66%           17.29%          11.96%


(a)Based on average shares outstanding effective March 31, 2000.
(b)Total return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year.

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
Financial Highlights (continued)

                                                                   CLASS B
                                                   ------------------------------------------
                                                             YEAR ENDED MARCH 31,
                                                   ------------------------------------------
                                                     2001            2000           1999(c)
                                                   ------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year ..........      $   6.87        $   7.39        $   7.41
                                                   ------------------------------------------
Income from investment operations:
 Net investment income(a) ...................           .33             .34             .10
 Net realized and unrealized gains (losses) .           .37            (.52)           (.03)
                                                   ------------------------------------------
Total from investment operations ............           .70            (.18)            .07
                                                   ------------------------------------------
Less distributions from:
 Net investment income ......................          (.33)           (.33)           (.09)
 Net realized gains .........................            --            (.01)             --
                                                   ------------------------------------------
Total distributions .........................          (.33)           (.34)           (.09)
                                                   ------------------------------------------
Net asset value, end of year ................      $   7.24        $   6.87        $   7.39
                                                   ==========================================

Total return(b) .............................        10.51%         (2.51)%            .88%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's) .............      $193,428        $110,933        $ 43,674
Ratio to average net assets:
 Expenses ...................................         1.14%           1.14%           1.14%(d)
 Net investment income ......................         4.73%           4.87%           4.59%(d)
Portfolio turnover rate .....................         5.83%          12.10%          18.66%

(a)Based on average shares outstanding effective March 31, 2000.
(b)Total return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year.
(c)For the period January 1, 1999 (effective date) to March 31, 1999.
(d)Annualized

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
Financial Highlights (continued)

                                                                              CLASS C
                                                 -----------------------------------------------------------------
                                                                       YEAR ENDED MARCH 31,
                                                 -----------------------------------------------------------------
                                                   2001          2000          1999          1998          1997
                                                 -----------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year ..........    $   6.87      $   7.39      $   7.35      $   7.09      $   7.18
                                                 -----------------------------------------------------------------
Income from investment operations:
 Net investment income(a) ...................         .33           .34           .35           .38           .39
 Net realized and unrealized gains (losses) .         .36          (.53)          .06           .27          (.04)
                                                 -----------------------------------------------------------------
Total from investment operations ............         .69          (.19)          .41           .65           .35
                                                 -----------------------------------------------------------------
Less distributions from:
 Net investment income ......................        (.33)         (.32)         (.35)         (.38)         (.39)
 Net realized gains .........................          --          (.01)         (.02)         (.01)         (.05)
                                                 -----------------------------------------------------------------
Total distributions .........................        (.33)         (.33)         (.37)         (.39)         (.44)
                                                 -----------------------------------------------------------------
Net asset value, end of year ................    $   7.23      $   6.87      $   7.39      $   7.35      $   7.09
                                                 =================================================================

Total return(b) .............................      10.38%       (2.54)%         5.70%         9.49%         5.06%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's) .............    $393,652      $367,874      $464,535      $295,976      $138,509
Ratio to average net assets:
 Expenses ...................................       1.14%         1.14%         1.14%         1.14%         1.14%
 Net investment income ......................       4.74%         4.82%         4.61%         5.13%         5.47%
Portfolio turnover rate .....................       5.83%        12.10%        18.66%        17.29%        11.96%

(a)Based on average shares outstanding effective March 31, 2000.
(b)Total return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year.


16                     See notes to financial statements.

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS, MARCH 31, 2001

                                                                                                   PRINCIPAL
                                                                                                     AMOUNT             VALUE
----------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS 97.9%
  BONDS 85.5%
  ABAG Finance Authority for Nonprofit Corps. COP,
     6.75%, 8/01/20 ........................................................................    $     3,955,000    $     4,374,388
     6.125%, 3/01/21 .......................................................................          4,245,000          4,609,900
     Butte Valley-Tulelake Rural Health, 6.65%, 10/01/22 ...................................          5,195,000          5,474,803
     Episcopal Home Foundation, Refunding, 5.125%, 7/01/13 .................................          6,000,000          5,921,760
     Episcopal Home Foundation, Refunding, 5.125%, 7/01/18 .................................         16,975,000         16,197,545
     Home for Jewish Parents, California Mortgage Insured, 5.625%, 5/15/22 .................          5,000,000          5,189,150
     Lytton Gardens Inc., California Mortgage Insured, 6.00%, 2/15/30 ......................          5,000,000          5,219,100
     Milestones Human Services Inc., California Mortgage Insured, 5.65%, 7/01/22 ...........          2,000,000          2,086,760
     Miramonte Mental Health Services, California Mortgage Insured, 6.60%, 7/01/22 .........          1,250,000          1,308,013
     Odd Fellows Home, California Mortgage Insured, 6.00%, 8/15/24 .........................          5,525,000          5,931,640
     Peninsula Family YMCA, Series A, Pre-Refunded, 6.80%, 10/01/11 ........................          2,195,000          2,280,320
     Rehabilitation Mental Health Services Inc. Project, California Mortgage Insured, 6.50%,
      6/01/12 ..............................................................................          2,000,000          2,094,120
     Rehabilitation Mental Health Services Inc. Project, California Mortgage Insured, 6.55%,
      6/01/22 ..............................................................................          2,370,000          2,469,066
     Rhoda Haas Goldman Plaza, California Mortgage Insured, 5.125%, 5/15/23 ................          5,000,000          4,970,250
     United Way of Santa Clara County Project, 7.20%, 7/01/11 ..............................          2,310,000          2,368,535
  ABAG Finance Authority for Nonprofit Corps. MFHR, Palo Alto Gardens Apartments, Series A,
   5.45%, 4/01/39 ..........................................................................          5,500,000          5,456,330
  ABAG Finance Authority for Nonprofit Corps. Revenue, San Diego Hospital Association,
   Series A, 6.125%, 8/15/20 ...............................................................         23,525,000         23,867,759
  ABAG Finance Corp. COP, ABAG XXV, 6.80%, 8/01/12 .........................................          4,500,000          4,576,005
  ABAG Revenue,
     Mello-Roos, Refunding and Improvement, Series A, FSA Insured, 5.125%, 9/01/21 .........          4,760,000          4,783,181
     Mello-Roos, Refunding and Improvement, Series A, FSA Insured, 5.20%, 9/01/27 ..........          4,140,000          4,159,168
     Tax Allocation, RDA Pool, Series A4, FSA Insured, 5.875%, 12/15/25 ....................          5,000,000          5,309,150
     Tax Allocation, RDA Pool, Series A6, FSA Insured, 5.375%, 12/15/25 ....................          3,670,000          3,768,429
  ABAG Water and Wastewater Revenue, Pooled Financing Program, Series A, FSA Insured, 5.30%,
   10/01/21 ................................................................................          5,450,000          5,584,779
  Adelanto Improvement Agency Tax Allocation, Adelanto Improvement Project, Series 1990,
   Pre-Refunded, 8.25%, 8/01/20 ............................................................          1,840,000          1,898,788
  Agua Mansa Industrial Growth Association Special Tax, CFD No. 8, 8.25%, 9/01/17 ..........         15,730,000         16,352,751
  Alameda Corridor Transportation Authority Revenue, senior lien, Series A, MBIA Insured,
   5.00%, 10/01/29 .........................................................................         10,000,000          9,835,800
  Alameda County COP,
     Alameda County Medical Center Project, MBIA Insured, 5.00%, 6/01/23 ...................         19,195,000         18,890,567
     Alameda County Medical Center Project, MBIA Insured, 5.30%, 6/01/26 ...................          7,000,000          7,053,970
     Alameda County Medical Center Project, MBIA Insured, 5.00%, 6/01/28 ...................          8,925,000          8,666,264
     Capital Projects, Series 1992, Pre-Refunded, 6.75%, 6/01/16 ...........................         10,500,000         11,133,570
  Alameda-Contra Costa Transit COP, Refunding, 7.60%, 8/01/18 ..............................         23,675,000         24,201,769
  Alhambra RDA, Tax Allocation, Industrial Redevelopment Project, Refunding, 6.375%, 5/01/23          2,560,000          2,637,466
  Alvord USD, Series A, FGIC Insured, 5.375%, 8/01/27 ......................................          6,100,000          6,253,781
  Anaheim PFA, Lease Revenue, Public Improvements Project, Series A, FSA Insured, 5.00%,
     9/01/27 ...............................................................................          8,900,000          8,771,217
     3/01/37 ...............................................................................        146,010,000        142,902,907
  Antioch Area Public Facilities Financing Agency Special Tax, CFD No. 1989-1, MBIA Insured,
   5.50%, 8/01/22 ..........................................................................          4,870,000          5,101,325
  Antioch Development Agency Tax Allocation, Project 1, FGIC Insured, Pre-Refunded, 6.40%,
   9/01/17 .................................................................................          4,895,000          5,212,294
  Antioch PFA, Reassessment Revenue, sub. lien,
     Refunding, 5.60%, 9/02/09 .............................................................          1,280,000          1,325,043
     Refunding, Series B, 5.50%, 9/02/08 ...................................................          1,220,000          1,255,051
     Series B, 5.30%, 9/02/06 ..............................................................          2,180,000          2,222,990
  Apple Valley Insured Health Facilities Revenue COP, 7.30%, 6/01/20 .......................          3,500,000          3,554,425

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS, MARCH 31, 2001 (CONT.)

                                                                                                   PRINCIPAL
                                                                                                     AMOUNT             VALUE
----------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONT.)
  BONDS (CONT.)
  Arcadia Hospital Revenue, Methodist Hospital of Southern California,
     6.50%, 11/15/12 .......................................................................    $     2,295,000    $     2,387,787
     6.625%, 11/15/22 ......................................................................          3,750,000          3,866,475
  Auburn USD, COP, Land Acquisition Program, Series A, FSA Insured, 7.00%, 9/01/28 .........          2,770,000          3,104,201
  Azusa PFAR, Water Systems Acquisition Project, Refunding, Series A, FGIC Insured, 5.50%,
   7/01/20 .................................................................................          5,200,000          5,347,836
  Bakersfield Hospital Revenue, Adventist Health Systems West, Refunding, MBIA Insured,
   5.50%, 3/01/19 ..........................................................................          6,085,000          6,256,658
  Bakersfield PFAR, Series A, 6.10%, 9/15/10 ...............................................         11,070,000         11,391,584
  Baldwin Park PFAR, Tax Allocation,
     Series A, 7.75%, 8/01/19 ..............................................................          5,265,000          5,365,456
     Series A, Pre-Refunded, 7.10%, 9/01/24 ................................................          2,000,000          2,271,140
     Series B, 7.75%, 8/01/21 ..............................................................          5,795,000          5,904,410
  Belmont - Redwood Shores School District, Series A, 5.50%, 9/01/22 .......................          6,500,000          6,788,600
  Belmont RDA, Tax Allocation, Los Costanos Community Development, Series A, Pre-Refunded,
     6.70%, 8/01/14 ........................................................................          1,235,000          1,385,781
     6.80%, 8/01/23 ........................................................................          2,310,000          2,599,235
  Brea and Olinda USD, COP, High School Refinancing Program, Refunding,
     Series A, FSA Insured, 6.25%, 8/01/18 .................................................         12,645,000         13,115,394
     Series B, 7.00%, 8/01/18 ..............................................................          9,120,000          9,463,186
  Brea PFAR, Tax Allocation, Redevelopment Project, Series A, MBIA Insured,
     7.00%, 8/01/15 ........................................................................          1,720,000          1,774,558
     6.75%, 8/01/22 ........................................................................          4,395,000          4,530,322
     7.00%, 8/01/23 ........................................................................          6,105,000          6,297,246
  Brea RDA, Tax Allocation, Redevelopment Project, Refunding, MBIA Insured, 6.125%, 8/01/13          12,845,000         13,723,213
  Brentwood 1915 Act, Infrastructure Financing, Reassessment, Series A, FSA Insured, 5.80%,
   9/02/17 .................................................................................          5,285,000          5,719,163
  Brentwood RDA, Tax Allocation, Brentwood Redevelopment Project, Series A, 7.70%, 11/01/08           2,000,000          2,034,420
  Brisbane PFAR, 8.00%, 9/02/15 ............................................................          5,700,000          5,850,594
  Buena Park CRDA, Tax Allocation, Central Business District Project, Refunding, Series A,
   7.10%, 9/01/14 ..........................................................................          7,000,000          7,391,580
  Burbank Parking Authority, Special Tax, CFD No. 1, 8.375%, 10/01/06 ......................          1,110,000          1,126,428
  Burbank RDA, Tax Allocation,
     City Center Redevelopment Project, Refunding, Series A, FSA Insured, 5.50%, 12/01/23 ..          5,000,000          5,140,000
     Refunding, Series A, 6.00%, 12/01/23 ..................................................          6,500,000          6,693,180
  Burton Elementary School District COP, Loan Acquisition, Capital Appreciation,
     Series A, FSA Insured, 6.60%, 9/01/27 .................................................            810,000            860,763
     Series B, FSA Insured, 6.60%, 9/01/27 .................................................            300,000            318,801
  Calexico CRDA Revenue, Tax Allocation, Merged Central Business and Residential, Refunding,
   FSA Insured, 5.80%, 8/01/24 .............................................................          5,840,000          6,093,573
  California Counties Lease Financing Authority COP, CSAC Financing Corp., Amador County
   Project, ETM, 7.70%, 10/01/09 ...........................................................          2,565,000          3,013,516
  California Educational Facilities Authority Revenue,
     Chapman University, Refunding, Connie Lee Insured, 5.125%, 10/01/26 ...................         10,000,000          9,978,800
     Pooled College and University, Series B, 6.75%, 6/01/30 ...............................          8,000,000          8,693,600
     Stanford University, Refunding, Series O, 5.125%, 1/01/31 .............................         21,250,000         21,268,488
     Student Loan Program, Series A, MBIA Insured, 6.00%, 3/01/16 ..........................          6,000,000          6,287,880
  California Health Facilities Authority Revenue, Insured Health Facility, Help Group,
   Series A, California Mortgage Insured, 6.10%, 8/01/25 ...................................         12,905,000         14,036,769
  California Health Facilities Financing Authority Revenue,
     Adventist Health Systems West, Series B, MBIA Insured, 6.25%, 3/01/21 .................          2,930,000          3,019,248
     AIDS Health Care Foundation, Refunding, Series C, California Mortgage Insured, 6.25%,
      9/01/17 ..............................................................................          1,750,000          1,829,030

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS, MARCH 31, 2001 (CONT.)

                                                                                                   PRINCIPAL
                                                                                                     AMOUNT             VALUE
----------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONT.)
  BONDS (CONT.)
  California Health Facilities Financing Authority Revenue, (cont.)
     Association for Retarded Citizens of San Diego, CHFCLP Insured, Pre-Refunded, 7.00%,
      5/01/21 ..............................................................................    $     3,650,000    $     3,731,030
     California Autism Foundation Inc., Series A, CHFCLP Insured, 6.25%, 11/01/20 ..........          3,560,000          3,826,929
     Catholic Healthcare West, Refunding, Series A, MBIA Insured, 5.75%, 7/01/15 ...........         12,500,000         13,566,125
     Catholic Healthcare West, Refunding, Series A, MBIA Insured, 6.00%, 7/01/17 ...........          7,300,000          7,993,135
     Catholic Healthcare West, Series A, 5.00%, 7/01/18 ....................................         40,000,000         34,906,400
     Catholic Healthcare West, Series A, 5.00%, 7/01/28 ....................................        140,630,000        116,835,404
     Catholic Healthcare West, Series A, MBIA Insured, 5.00%, 7/01/17 ......................          5,000,000          5,033,200
     Catholic Healthcare West, Series A, MBIA Insured, 5.125%, 7/01/24 .....................         11,500,000         11,414,210
     Cedars-Sinai Medical Center, Series A, MBIA Insured, 5.125%, 8/01/17 ..................          8,355,000          8,510,236
     Cedars-Sinai Medical Center, Series A, MBIA Insured, 5.125%, 8/01/27 ..................         15,600,000         15,522,936
     Cedars-Sinai Medical Center, Series B, MBIA Insured, 5.25%, 8/01/27 ...................         52,500,000         53,202,450
     Clinicas Del Camino, Series A, CHFCLP Insured, 6.55%, 5/01/25 .........................          4,500,000          4,890,240
     County Program, Series B, 7.20%, 1/01/12 ..............................................          2,310,000          2,340,954
     El Proyecto, Series A, CHFCLP Insured, 5.50%, 12/01/22 ................................          3,350,000          3,466,011
     Enloe Health System, Series A, FSA Insured, 5.00%, 11/15/18 ...........................          5,000,000          4,999,750
     Enloe Health System, Series A, FSA Insured, 5.00%, 11/15/28 ...........................         25,390,000         24,648,612
     Familiesfirst, Series A, California Mortgage Insured, 6.00%, 12/01/25 .................         11,365,000         12,318,978
     Feedback Foundation Inc., Series A, CHFCLP Insured, 6.50%, 12/01/22 ...................          4,240,000          4,455,986
     Hospital of the Good Samaritan, Refunding, 6.90%, 9/01/07 .............................         13,920,000         14,217,888
     Hospital of the Good Samaritan, Refunding, 7.00%, 9/01/21 .............................         71,050,000         71,152,312
     Kaiser Permanente, Series A, 5.40%, 5/01/28 ...........................................         46,000,000         45,100,240
     Kaiser Permanente, Series A, FSA Insured, 5.00%, 6/01/20 ..............................         32,295,000         32,292,739
     Kaiser Permanente, Series A, FSA Insured, 5.00%, 6/01/24 ..............................        136,775,000        134,371,863
     Kaiser Permanente, Series B, 5.25%, 10/01/16 ..........................................          7,515,000          7,483,437
     Kaiser Permanente, Series B, 5.00%, 10/01/18 ..........................................         38,260,000         36,375,312
     Kaiser Permanente, Series B, 5.00%, 10/01/20 ..........................................         36,520,000         34,311,270
     Kaiser Permanente, Series B, 5.40%, 5/01/28 ...........................................         80,000,000         78,435,200
     Kaiser Permanente, Series C, 5.60%, 5/01/33 ...........................................         10,000,000         10,006,700
     Marshall Hospital, Series A, California Mortgage Insured, 5.30%, 11/01/28 .............          5,500,000          5,535,640
     Mills-Peninsula Health, Refunding, Series A, Connie Lee Insured, 5.75%, 1/15/15 .......         11,500,000         12,271,075
     Mills-Peninsula Health, Series B, Connie Lee Insured, 5.75%, 1/15/15 ..................          5,665,000          6,044,838
     Northern California Presbyterian, 5.40%, 7/01/28 ......................................          6,340,000          6,206,606
     On Lok Senior Health Services, Series A, CHFCLP Insured, 6.40%, 12/01/12 ..............          2,000,000          2,126,940
     On Lok Senior Health Services, Series A, CHFCLP Insured, 6.50%, 12/01/22 ..............          7,525,000          7,908,324
     Pomona Valley Hospital, Refunding, Series A, MBIA Insured, 5.625%, 7/01/19 ............          8,500,000          8,972,005
     San Diego Hospital Association, Refunding, Series A, MBIA Insured, 6.20%, 8/01/20 .....          8,250,000          8,665,470
     San Diego Hospital Association, Series A, Pre-Refunded, 6.95%, 10/01/21 ...............         21,145,000         21,982,342
     Scripps Memorial Hospital, Series A, MBIA Insured, 6.375%, 10/01/22 ...................          9,725,000         10,246,844
     Small Facilities Loan, Health Facilities, Refunding, Series B, California Mortgage
      Insured, 7.50%, 4/01/22 ..............................................................          5,000,000          5,587,200
     Small Facilities Loan, Health Facilities, Series A, CHFCLP Insured, 6.75%, 3/01/20 ....          5,500,000          5,744,530
     Southern California, Series A, CHFCLP Insured, 5.50%, 12/01/22 ........................          3,070,000          3,176,314
     St. Francis Medical Center, Refunding, Series H, AMBAC Insured, 6.35%, 10/01/23 .......          7,000,000          7,678,020
     St. Paul's Episcopal Home, CHFCLP Insured, 6.50%, 9/01/14 .............................          2,595,000          2,780,439
     Sutter Health, Refunding, Series A, MBIA Insured, 5.875%, 8/15/16 .....................          5,750,000          6,242,028
     Sutter Health, Series A, FSA Insured, 5.25%, 8/15/27 ..................................          5,300,000          5,353,212
     Sutter Health, Series A, FSA Insured, 5.00%, 8/15/37 ..................................         61,000,000         59,206,600

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS, MARCH 31, 2001 (CONT.)

                                                                                                   PRINCIPAL
                                                                                                     AMOUNT             VALUE
----------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONT.)
  BONDS (CONT.)
  California Health Facilities Financing Authority Revenue, (cont.)
     Sutter Health, Series A, MBIA Insured, 5.35%, 8/15/28 .................................    $     5,500,000    $     5,609,285
     Sutter Health, Series A, MBIA Insured, 5.375%, 8/15/30 ................................          9,000,000          9,141,660
     Sutter Health, Series A, MBIA Insured, 5.00%, 8/15/38 .................................         25,860,000         25,092,734
     The Help Group, CHFCLP Insured, 5.40%, 8/01/22 ........................................          7,420,000          7,568,919
     UCSF-Stanford Health Care, Refunding, Series A, FSA Insured, 5.00%, 11/15/31 ..........          2,150,000          2,097,218
     UCSF-Stanford Health Care, Refunding, Series B, 5.00%, 11/15/31 .......................         26,920,000         26,259,114
     UCSF-Stanford Health Care, Refunding, Series B, AMBAC Insured, 5.00%, 11/15/28 ........         30,000,000         29,339,100
     Valleycare Hospital Corp., Refunding, 5.50%, 5/01/20 ..................................         11,640,000         12,022,258
     Walden House, State Guaranteed, 6.85%, 3/01/22 ........................................          3,225,000          3,359,386
  California HFA, SFM Purchase,
     Class I, Series A-1, 6.05%, 8/01/26 ...................................................         13,935,000         14,371,166
     Refunding, Series A-2, FHA Insured, 6.45%, 8/01/25 ....................................          8,240,000          8,626,209
  California HFAR,
     Home Mortgage, Series A, 6.55%, 8/01/26 ...............................................          6,975,000          7,321,448
     Home Mortgage, Series D, MBIA Insured, 6.15%, 8/01/28 .................................          5,250,000          5,457,218
     Home Mortgage, Series E, 6.70%, 8/01/25 ...............................................          4,085,000          4,312,208
     Home Mortgage, Series E, 6.375%, 8/01/27 ..............................................         14,090,000         14,780,551
     Home Mortgage, Series E, AMBAC Insured, 6.10%, 8/01/29 ................................         21,680,000         22,449,640
     Home Mortgage, Series E, MBIA Insured, 6.15%, 8/01/25 .................................         16,260,000         16,825,198
     Home Mortgage, Series F, 6.75%, 8/01/11 ...............................................            865,000            887,049
     Home Mortgage, Series F-1, 6.875%, 8/01/15 ............................................          3,350,000          3,546,746
     Home Mortgage, Series F-1, 7.00%, 8/01/26 .............................................          3,775,000          3,988,665
     Home Mortgage, Series G, 7.05%, 8/01/27 ...............................................          2,300,000          2,352,969
     Home Mortgage, Series H, 6.25%, 8/01/27 ...............................................         17,290,000         18,019,292
     Home Mortgage, Series I, MBIA Insured, 5.75%, 2/01/29 .................................          8,100,000          8,298,288
     Home Mortgage, Series J, MBIA Insured, 5.40%, 8/01/28 .................................          6,345,000          6,409,338
     Home Mortgage, Series J, MBIA Insured, 5.55%, 8/01/28 .................................         10,000,000         10,151,900
     Home Mortgage, Series M, MBIA Insured, 5.60%, 8/01/29 .................................         21,150,000         21,501,513
     Home Mortgage, Series N, 6.375%, 2/01/27 ..............................................          6,195,000          6,502,396
     Home Mortgage, Series N, FSA Insured, 5.15%, 8/01/18 ..................................          6,000,000          6,008,700
     Home Mortgage, Series R, MBIA Insured, 6.15%, 8/01/27 .................................          9,000,000          9,450,090
     Home Mortgage, SF, Series A, 10.25%, 2/01/14 ..........................................            465,000            465,498
     Home Mortgage, SF, Series B, 10.625%, 2/01/14 .........................................            170,000            170,175
     Housing Revenue, Series E, MBIA Insured, 6.625%, 8/01/14 ..............................          4,365,000          4,666,840
     Housing Revenue, Series E, MBIA Insured, 6.75%, 8/01/26 ...............................         11,855,000         12,559,780
     Housing Revenue, Series F, MBIA Insured, 6.90%, 8/01/26 ...............................         11,345,000         12,041,129
     MFHR II, Series A, AMBAC Insured, 6.25%, 2/01/37 ......................................          5,000,000          5,251,100
     MFHR III, Series B, MBIA Insured, 5.50%, 8/01/39 ......................................         15,000,000         15,074,850
     Multi-Unit Rental Housing, Series A, 6.875%, 2/01/22 ..................................          2,465,000          2,474,170
     Series B-1, Class 1, 5.65%, 8/01/28 ...................................................         13,190,000         13,460,791
     SFM, Series C-2, Class 1, FHA Insured, 5.65%, 2/01/25 .................................          9,745,000          9,991,159
  California Mobilehome Park Financing Authority Revenue, Series A, FSA Insured,
     4.80%, 10/01/01 .......................................................................             35,000             35,322
     4.95%, 10/01/02 .......................................................................             35,000             35,957
     5.05%, 10/01/03 .......................................................................             40,000             41,457
     5.15%, 10/01/04 .......................................................................             40,000             42,004

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS, MARCH 31, 2001 (CONT.)

                                                                                                   PRINCIPAL
                                                                                                     AMOUNT             VALUE
----------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONT.)
  BONDS (CONT.)
  California Mobilehome Park Financing Authority Revenue, Series A, FSA Insured, (cont.)
     5.25%, 10/01/05 .......................................................................    $        40,000    $        42,493
     6.25%, 10/01/25 .......................................................................          1,710,000          1,775,442
  California PCFA,
     PCR, Pacific Gas and Electric Co., Series A, 6.625%, 6/01/09 ..........................          1,750,000          1,652,385
     PCR, San Diego Gas and Electric Co., Series A, 5.85%, 6/01/21 .........................         32,535,000         32,639,112
     PCR, Southern California Edison Co., Refunding, 6.90%, 12/01/17 .......................          2,510,000          2,272,654
     PCR, Southern California Edison Co., Series B, 6.40%, 12/01/24 ........................         29,000,000         26,169,600
     PCR, Southern California Edison Co., Series B, MBIA Insured, 6.40%, 12/01/24 ..........         12,120,000         12,583,590
     Solid Waste Disposal Revenue, Keller Canyon Landfill Co. Project, 6.875%, 11/01/27 ....         17,205,000         17,455,849
  California Pollution Control Financing Authority Revenue, Pacific Gas and Electric,
   Refunding, Series A, MBIA Insured, 5.35%, 12/01/16 ......................................         20,000,000         20,265,000
  California Public Capital Improvement Financing Authority Revenue, Pooled Projects,
     Joint Powers Agency, Series E, 8.375%, 3/01/03 ........................................          9,165,000          9,196,894
     Series A, 8.40%, 3/01/08 ..............................................................         43,780,000         44,160,886
     Series A, 8.50%, 3/01/18 ..............................................................        121,300,000        122,367,440
  California Public School District Financing Authority Lease Revenue, Los Banos School,
     Series A, FSA Insured, 6.20%, 10/01/23 ................................................            455,000            478,865
     Series B, FSA Insured, Pre-Refunded, 6.20%, 10/01/23 ..................................          4,535,000          4,910,815
  California Resources Efficiency Financing Authority COP, Capital Improvement Program,
   Refunding, AMBAC Insured,
     5.625%, 4/01/22 .......................................................................         10,365,000         10,962,231
     5.75%, 4/01/27 ........................................................................          7,885,000          8,453,745
  California Special Districts Lease Financing Program COP,
     Series C, 7.90%, 4/01/14 ..............................................................            135,000            135,000
     Series E, 7.70%, 12/01/09 .............................................................            205,000            207,087
     Series E, 7.75%, 12/01/19 .............................................................            305,000            307,742
  California State Department of Veteran Affairs Home Purchase Revenue,
     Chase Revenue, Series A, 5.20%, 12/01/27 ..............................................         31,000,000         31,032,240
     Refunding, Series A, 5.40%, 12/01/28 ..................................................          9,580,000          9,758,284
     Refunding, Series B, 5.50%, 12/01/18 ..................................................          2,500,000          2,572,625
     Series B, 5.20%, 12/01/28 .............................................................         63,875,000         63,941,430
  California State Department of Water Resources Central Valley Project Water System
   Revenue, Refunding,
     Series J-1, 6.00%, 12/01/20 ...........................................................          9,580,000          9,759,529
     Series J-2, 6.00%, 12/01/20 ...........................................................         22,865,000         23,293,490
     Series J-3, 6.00%, 12/01/20 ...........................................................         18,945,000         19,300,029
     Series L, 5.75%, 12/01/19 .............................................................         18,000,000         18,815,580
     Series L, 5.50%, 12/01/23 .............................................................         50,000,000         51,547,000
     Series L, 5.875%, 12/01/25 ............................................................         40,070,000         41,996,566
     Series O, 5.00%, 12/01/22 .............................................................          5,500,000          5,428,005
     Series O, 4.75%, 12/01/25 .............................................................         16,000,000         15,025,920
     Series Q, MBIA Insured, 5.375%, 12/01/27 ..............................................         58,000,000         59,365,900
     Series S, 5.00%, 12/01/29 .............................................................         24,595,000         24,007,671
  California State GO,
     6.00%, 8/01/19 ........................................................................            905,000            976,640
     5.25%, 10/01/20 .......................................................................         10,000,000         10,164,800
     6.00%, 5/01/24 ........................................................................          2,565,000          2,751,193
     5.125%, 10/01/27 ......................................................................         39,835,000         39,691,594

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS, MARCH 31, 2001 (CONT.)

                                                                                                   PRINCIPAL
                                                                                                     AMOUNT             VALUE
----------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONT.)
  BONDS (CONT.)
  California State GO, (cont.)
     AMBAC Insured, 5.90%, 3/01/25 .........................................................    $       210,000    $       224,992
     AMBAC Insured, 5.125%, 10/01/27 .......................................................         31,420,000         31,468,387
     FGIC Insured, 5.625%, 10/01/26 ........................................................         41,500,000         43,639,740
     FSA Insured, 5.50%, 3/01/20 ...........................................................          5,500,000          5,715,050
     FSA Insured, 5.50%, 9/01/29 ...........................................................         30,000,000         31,090,500
     MBIA Insured, 5.00%, 10/01/23 .........................................................         10,000,000          9,906,700
     MBIA Insured, 6.00%, 8/01/24 ..........................................................            990,000          1,069,012
     MBIA Insured, 5.00%, 3/01/28 ..........................................................         16,235,000         16,021,347
     Refunding, 5.625%, 9/01/24 ............................................................         10,650,000         11,130,528
     Series BR, 5.25%, 12/01/26 ............................................................          5,000,000          4,971,700
     Series BR, 5.30%, 12/01/29 ............................................................         13,000,000         13,061,620
     Various Purposes, FSA Insured, 5.50%, 4/01/19 .........................................          5,000,000          5,171,600
     Veterans Bonds, Series BD, BE, and BF, 6.40%, 2/01/22 .................................         29,000,000         29,176,610
     Veterans Bonds, Series BD, BE, and BF, 6.55%, 2/01/25 .................................         10,570,000         10,639,762
     Veterans Bonds, Series BD, BE, and BF, AMBAC Insured, 6.20%, 2/01/16 ..................         11,500,000         11,609,710
     Veterans Bonds, Series BD, BE, and BF, AMBAC Insured, 6.375%, 2/01/27 .................         45,000,000         45,454,500
     Veterans Bonds, Series BH, 5.50%, 12/01/18 ............................................         44,250,000         44,935,875
     Veterans Bonds, Series BH, 5.60%, 12/01/32 ............................................         50,060,000         50,627,680
     Veterans Bonds, Series BH, FSA Insured, 5.50%, 12/01/24 ...............................         16,440,000         16,593,056
     Veterans Bonds, Series BM, 5.45%, 12/01/25 ............................................         36,635,000         37,006,479
     Veterans Bonds, Series BN, 5.375%, 12/01/21 ...........................................         24,870,000         25,085,623
     Veterans Bonds, Series BN, 5.45%, 12/01/28 ............................................         21,575,000         21,779,531
  California State HFAR, Home Mortgage, Series L, MBIA Insured, 6.40%, 8/01/27 .............         14,465,000         15,204,306
  California State Local Government Finance Authority Revenue, Marin Valley, Series A,
   FSA Insured, 5.85%, 10/01/27 ............................................................          6,735,000          7,283,364
  California State Public Works Board Lease Revenue,
     California Science Center, Series A, 5.25%, 10/01/22 ..................................          8,645,000          8,823,001
     California State University, Various Projects, Series A, 6.30%, 10/01/04 ..............          5,250,000          5,592,510
     California State University, Various Projects, Series A, Pre-Refunded, 6.50%, 10/01/06          10,695,000         11,423,757
     Department of Corrections, California State Prison at Coalinga, Series B, MBIA Insured,
      5.375%, 12/01/19 .....................................................................         15,250,000         15,515,655
     Department of Corrections, Corcoran II Facility, Series A, AMBAC Insured, 5.25%,
      1/01/21 ..............................................................................         17,405,000         17,625,521
     Department of Justice Building, Series A, FSA Insured, 5.625%, 5/01/20 ................          5,000,000          5,220,350
     Trustees California State University, Refunding, Series A, 5.00%, 10/01/19 ............          8,500,000          8,499,915
     University of California, Various Projects, Refunding, Series A, 5.50%, 6/01/21 .......         14,000,000         14,433,580
     University of California, Various Projects, Refunding, Series A, 5.00%, 6/01/23 .......         23,175,000         22,807,445
     University of California, Various Projects, Series B, 5.50%, 6/01/19 ..................         13,000,000         13,363,090
     University of California, Various Projects, Series B, Pre-Refunded, 6.625%, 12/01/14 ..          7,415,000          8,386,513
     Various California Community Colleges, Refunding, Series A, 5.90%, 4/01/17 ............          8,320,000          9,007,482
  California State, Refunding, 5.00%, 2/01/21 ..............................................         10,250,000         10,160,210
  California Statewide CDA,
     COP, California Lutheran Homes, ETM, 5.75%, 11/15/15 ..................................          5,000,000          5,418,400
     COP, Catholic Healthcare West, 6.50%, 7/01/20 .........................................          7,990,000          8,187,033
     COP, Children's Hospital, Los Angeles, 5.25%, 8/15/29 .................................         37,685,000         37,244,086
     COP, FSA Insured, 5.50%, 8/15/31 ......................................................          9,000,000          9,291,870
     COP, Kaiser Permanente, 5.30%, 12/01/15 ...............................................         32,200,000         32,384,184
     COP, MBIA Insured, 5.00%, 4/01/18 .....................................................          7,000,000          6,999,930

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS, MARCH 31, 2001 (CONT.)

                                                                                                   PRINCIPAL
                                                                                                     AMOUNT             VALUE
----------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONT.)
  BONDS (CONT.)
  California Statewide CDA, (cont.)
     COP, MBIA Insured, 5.125%, 4/01/23 ....................................................    $     6,000,000    $     6,002,100
     COP, St. Joseph Health System, Refunding, 5.125%, 7/01/17 .............................          5,000,000          4,985,950
     COP, St. Joseph Health System, Refunding, 5.25%, 7/01/21 ..............................         16,250,000         16,128,613
     COP, The Internext Group, 5.375%, 4/01/17 .............................................          5,000,000          4,676,600
     COP, The Internext Group, 5.375%, 4/01/30 .............................................         27,680,000         24,255,430
     Lease Revenue, Oakland Convention Center Project, Refunding, AMBAC Insured, 5.50%,
      10/01/14 .............................................................................         10,000,000         10,186,000
     Lease Revenue, Special Facilities, United Airlines, Los Angeles, 5.625%, 10/01/34 .....         75,805,000         68,699,797
     Lease Revenue, Special Facilities, United Airlines, Series A, 5.70%, 10/01/33 .........         62,325,000         57,180,071
     MFHR, Borregas Court Project, Series J, GNMA Secured, 6.30%, 3/20/39 ..................          7,453,000          8,045,066
     MFHR, Series E, FNMA Insured, 6.40%, 6/01/28 ..........................................          8,000,000          8,460,080
     Water and Wastewater Revenue, Pooled Financing Program, Series B, FSA Insured, 5.65%,
      10/01/26 .............................................................................          5,000,000          5,267,000
     Water Revenue, Refunding, Series A, 6.10%, 7/01/21 ....................................          4,615,000          4,815,891
  California Statewide CDA Revenue,
     COP, Catholic Healthcare West, Obligated, MBIA Insured, 5.50%, 7/01/23 ................         11,240,000         11,507,512
     COP, CHFCLP Insured Health Facilities, AIDS Project, Series A, California Mortgage
      Insured, 6.25%, 8/01/22 ..............................................................          2,590,000          2,696,294
     COP, CHFCLP Insured Health Facilities, Eskaton Properties, California Mortagage
      Insured, Pre-Refunded, 6.75%, 5/01/21 ................................................          9,600,000         10,178,496
     COP, CHFCLP Insured Health Facilities, Unihealth, Series A, AMBAC Insured,
      Pre-Refunded, ETM, 5.75%, 10/01/25 ...................................................         36,000,000         39,897,360
     COP, CHFCLP Insured Hospital, Triad Health Care, AMBAC Insured, Pre-Refunded, 6.50%,
      8/01/22 ..............................................................................         80,230,000         85,323,803
     COP, CHFCLP Insured Hospital, Triad Health Care, Refunding, California Mortgage
      Insured, ETM, 6.25%, 8/01/06 .........................................................          2,000,000          2,193,320
     COP, CHFCLP Insured Retirement Housing Foundation, California Mortgage Insured,
      Pre-Refunded, 6.625%, 4/15/12 ........................................................          7,000,000          7,401,660
     COP, CHFCLP Insured Retirement Housing Foundation, California Mortgage Insured,
      Pre-Refunded, 6.75%, 4/15/22 .........................................................         16,000,000         16,938,240
     COP, CHFCLP Insured, ETM, 5.90%, 8/01/21 ..............................................          4,000,000          4,310,200
     COP, Familiesfirst Inc., California Mortgage Insured, Pre-Refunded, 7.25%, 12/01/22 ...          5,120,000          5,890,560
     COP, Gemological Institute, Connie Lee Insured, 6.00%, 5/01/15 ........................          5,365,000          5,768,341
     COP, Gemological Institute, Connie Lee Insured, 6.00%, 5/01/20 ........................          3,775,000          4,022,263
     COP, Health Facilities, Barton Memorial Hospital, Refunding, Series B, 6.40%, 12/01/05             250,000            261,028
     COP, Salk Institute, Connie Lee Insured, 6.20%, 7/01/24 ...............................          7,065,000          7,583,006
     COP, Sisters Charity Leavenworth, 5.00%, 12/01/23 .....................................         11,375,000         10,869,381
     COP, Southern California Development Corp., 6.10%, 12/01/15 ...........................          2,255,000          2,436,640
     COP, St. Joseph Health System Group, Pre-Refunded, 6.625%, 7/01/21 ....................         12,500,000         13,987,750
     COP, Sutter Health Obligated Group, MBIA Insured, 5.50%, 8/15/22 ......................         25,520,000         26,630,120
     COP, Sutter Health Obligated Group, Refunding, AMBAC Insured, 6.00%, 8/15/09 ..........          6,465,000          6,799,628
     COP, Sutter Health Obligated Group, Refunding, AMBAC Insured, 6.125%, 8/15/22 .........          9,330,000          9,773,268
     COP, Sutter Health Obligated Group, Refunding, MBIA Insured, 5.50%, 8/15/23 ...........         14,000,000         14,342,160
     Los Angeles Orthopedic Hospital Foundation, AMBAC Insured, 5.75%, 6/01/30 .............         10,000,000         10,680,000
  California Valley HFAR, Home Mortgage, MBIA Insured, 5.65%, 2/01/27 ......................         20,000,000         20,430,200
  Camarillo COP, Capital Improvement Corp., ETM, 7.625%, 4/01/08 ...........................          3,785,000          4,296,391
  Campbell Housing Facility Revenue, San Tomas Gardens Project, Series A, 6.625%, 10/20/34 .          5,615,000          5,878,400
  Camrosa Water District COP, Water System Improvement Projects, MBIA Insured, 6.00%,
   1/15/20 .................................................................................          5,120,000          5,488,947
  Capistrano Bay Park and Recreation District COP, Special Lease Finance, Series Q, 6.35%,
   8/01/12 .................................................................................          2,800,000          2,820,720

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS, MARCH 31, 2001 (CONT.)

                                                                                                   PRINCIPAL
                                                                                                     AMOUNT             VALUE
----------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONT.)
  BONDS (CONT.)
  Carson RDA, Project Area No. 1, Refunding, Series 1992, 6.375%,
     10/01/12 ..............................................................................    $     3,965,000    $     4,151,157
     10/01/16 ..............................................................................          1,565,000          1,628,085
  Castaic Lake Water Agency COP, Water System Improvement Project, Refunding, Series A,
   MBIA Insured,
     6.125%, 8/01/15 .......................................................................         11,540,000         12,460,315
     6.00%, 8/01/18 ........................................................................          5,345,000          5,724,762
  Cathedral City PFAR, Tax Allocation, Redevelopment Projects, Refunding, Series A, MBIA
   Insured, 5.70%, 8/01/24 .................................................................         11,210,000         11,766,352
  Central California Joint Powers Health Financing Authority COP, Community Hospitals of
   Central California, 6.00%,
     2/01/20 ...............................................................................          5,000,000          5,209,750
     2/01/30 ...............................................................................         20,000,000         20,756,200
  Chaffey Community College District COP, Pre-Refunded, 7.40%, 11/01/14 ....................          5,000,000          5,763,700
  Chaffey UHSD, GO, Series B, FGIC Insured, 5.00%, 8/01/25 .................................          5,000,000          4,937,250
  Chico PFAR, Southeast Chico Redevelopment Project, Series A, FGIC Insured, 6.625%, 4/01/21          1,955,000          2,014,119
  Chico RDAR, COP, Insured Health Facilities, Sierra Sunrise Lodge,
     6.80%, 2/01/11 ........................................................................          4,110,000          4,138,729
     6.75%, 2/01/21 ........................................................................          2,800,000          2,834,468
  Chino RDA, Tax Allocation, Central City Redevelopment Project, 7.00%, 9/01/22 ............          9,980,000         10,569,119
  Chino USD, COP, Land Acquisition, Series A, FSA Insured,
     6.60%, 9/01/14 ........................................................................            430,000            475,227
     6.70%, 9/01/29 ........................................................................          2,880,000          3,192,134
  Clayton 1915 Act, Limited Obligation, Contra Costa County, Oakhurst Country Club,
     8.10%, 9/02/01 ........................................................................             45,000             45,602
     8.20%, 9/02/02 ........................................................................             55,000             56,669
     8.25%, 9/02/03 ........................................................................             55,000             57,081
     8.30%, 9/02/04 ........................................................................             80,000             83,006
     8.30%, 9/02/05 ........................................................................             90,000             93,344
     8.35%, 9/02/06 ........................................................................             85,000             88,318
     8.35%, 9/02/07 ........................................................................            110,000            114,017
     8.375%, 9/02/08 .......................................................................            115,000            119,163
     8.375%, 9/02/09 .......................................................................            130,000            134,679
     8.40%, 9/02/10 ........................................................................             15,000             15,541
     8.40%, 9/02/11 ........................................................................            130,000            134,670
     8.40%, 9/02/12 ........................................................................            150,000            155,382
     8.40%, 9/02/13 ........................................................................            170,000            176,086
  Clovis COP, Pre-Refunded, 7.20%, 8/01/11 .................................................          2,670,000          2,759,552
  Coachella Valley COP, ID No. 71, Storm Water District, Flood Control Project,
   Pre-Refunded, 6.75%, 10/01/12 ...........................................................          3,000,000          3,215,250
  Coachella Valley USD, COP, 8.25%, 9/01/12 ................................................          6,050,000          6,211,777
  Colton RDA, MFR, Seniors Housing Project, Series A, 7.75%, 7/01/22 .......................          4,100,000          4,125,625
  Colusa County COP, ABAG Finance Corp., Series B, 7.00%, 2/01/18 ..........................          1,555,000          1,595,757
  Commerce Joint Powers Financing Authority Lease Revenue, Community Center, Series A,
   6.25%, 10/01/22 .........................................................................          4,000,000          4,194,640
  Commerce Refuse to Energy Authority Revenue, Refunding, Series 1994, 8.75%, 7/01/10 ......         30,575,000         33,924,491
  Compton COP, Civic Center and Capital Improvement, Refunding, Series A, 5.50%, 9/01/15 ...          5,000,000          5,016,400
  Compton CRDA, Tax Allocation, Series 1, FSA Insured, 6.75%, 8/01/13 ......................          6,590,000          7,206,824
  Compton Sewer Revenue, Pre-Refunded, 6.75%, 7/01/23 ......................................          4,535,000          4,958,524
  Concord RDA, Tax Allocation, Central Concord Redevelopment Project, Refunding, Sub
   Series A, 6.00%, 7/01/19 ................................................................          8,395,000          8,630,816
  Contra Costa County COP, Merrithew Memorial Hospital Project, Refunding, MBIA Insured,
   5.50%, 11/01/22 .........................................................................         11,000,000         11,496,320

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS, MARCH 31, 2001 (CONT.)

                                                                                                   PRINCIPAL
                                                                                                     AMOUNT             VALUE
----------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONT.)
  BONDS (CONT.)
  Contra Costa County MFHR, Byron Park Project, Refunding, Series C, GNMA Secured, 6.40%,
   1/20/31 .................................................................................    $     5,930,000    $     6,294,043
  Contra Costa Transportation Authority Revenue, Sales Tax, Series A,
     ETM, 6.875%, 3/01/07 ..................................................................         13,900,000         15,596,217
     FGIC Insured, ETM, 6.50%, 3/01/09 .....................................................          1,000,000          1,146,700
  Corcoran Hospital District Revenue, Series A, 6.55%, 7/01/12 .............................          1,180,000          1,224,557
  Corona 1915 Act,
     AD No. 79-2 and 80-1, Refunding, 8.10%, 9/02/01 .......................................          1,485,000          1,506,384
     AD No. 79-2 and 80-1, Refunding, 8.10%, 9/02/02 .......................................          1,445,000          1,496,818
     AD No. 79-2 and 80-1, Refunding, 8.10%, 9/02/03 .......................................          1,525,000          1,591,429
     AD No. 79-2 and 80-1, Refunding, 8.10%, 9/02/04 .......................................          1,645,000          1,715,883
     AD No. 79-2, Northeast Area, Series B, 7.80%, 9/02/01 .................................            875,000            886,909
     AD No. 79-2, Northeast Area, Series B, 7.85%, 9/02/02 .................................            900,000            929,259
     AD No. 79-2, Northeast Area, Series B, 7.85%, 9/02/03 .................................            935,000            974,784
     AD No. 79-2, Northeast Area, Series B, 7.85%, 9/02/04 .................................          1,005,000          1,043,270
  Corona COP,
     Corona Community Hospital Project, Pre-Refunded, 9.425%, 9/01/20 ......................         15,000,000         20,705,550
  (a)Vista Hospital System, Refunding, Series C, 7.315%, 7/01/20 ...........................         22,325,000          8,260,250
  Corona RDA, Tax Allocation, Redevelopment Project Area A, Refunding, Series A, FGIC
   Insured, 6.25%, 9/01/16 .................................................................          3,000,000          3,255,330
  Corona-Norco USD, Lease Revenue, Land Acquisition, Series A, FSA Insured, 6.00%, 4/15/29 .         18,435,000         19,701,300
  CSAC Finance Corp. COP, Sutter County, Health Facilities Program, 7.80%, 1/01/21 .........          2,100,000          2,112,348
  Culver City USD, GO, MBIA Insured, 5.75%, 8/01/36 ........................................          5,000,000          5,352,450
  Cupertino COP, Refunding,
     Series A, 5.75%, 1/01/16 ..............................................................          5,000,000          5,199,150
     Series B, 6.25%, 7/01/10 ..............................................................          3,535,000          3,704,079
  Cypress COP, Civic Center, Refunding and Improvement Project, 6.80%, 8/01/17 .............          3,440,000          3,540,242
  Desert Hot Springs RDA, Tax Allocation, Redevelopment Project No. 2, Series A, 6.625%,
   9/01/20 .................................................................................          1,230,000          1,283,739
  Duarte COP,
     City Civic Center, Refunding, 7.00%, 6/15/22 ..........................................          5,370,000          5,587,592
     Refunding, Series A, 5.25%, 4/01/24 ...................................................          5,000,000          4,493,300
     Series A, 5.25%, 4/01/19 ..............................................................          5,000,000          4,564,400
     Series A, 5.25%, 4/01/31 ..............................................................         12,500,000         11,049,500
  East Bay MUD,
     Wastewater System Revenue, sub., MBIA Insured, 5.00%, 6/01/38 .........................         23,115,000         22,616,872
     Water System Revenue, sub., MBIA Insured, 5.00%, 6/01/38 ..............................         37,620,000         36,809,289
     Water System Revenue, sub., Refunding, 6.00%, 6/01/20 .................................         15,100,000         15,726,046
  East Side UHSD, Santa Clara County, Series D, FGIC Insured, 5.80%, 9/01/21 ...............          7,100,000          7,537,147
  Eastern Municipal Water District, Water and Sewer Revenue COP, Refunding, Series A, FGIC
   Insured,
     6.30%, 7/01/20 ........................................................................          7,975,000          8,114,403
  (c)5.00%, 7/01/30 ........................................................................         31,370,000         30,987,286
  El Cajon RDA, Tax Allocation, Redevelopment Project, Refunding, AMBAC Insured, 5.35%,
   10/01/22 ................................................................................         10,285,000         10,567,323
  El Camino Hospital District Revenue, Refunding, Series A, ETM, 7.25%, 8/15/09 ............          8,945,000         10,403,930
  El Dorado County Special Tax, Community Facilities District No. 1992-1, 6.25%, 9/01/29 ...         19,875,000         20,161,995
  El Monte COP, Department of Public Social Services Facility, AMBAC Insured, 4.75%, 6/01/30         10,790,000         10,110,662
  Emeryville PFAR,
     Housing Increment Loan, 6.20%, 9/01/25 ................................................          3,115,000          3,269,006
     Shellmound Park Redevelopment and Housing Project, Series B, MBIA Insured, 5.00%,
      9/01/28 ..............................................................................         20,000,000         19,705,600
  Empire USD COP, Garst School Supplies Financing Project, 6.75%, 12/01/17 .................          1,165,000          1,205,903

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS, MARCH 31, 2001 (CONT.)

                                                                                                   PRINCIPAL
                                                                                                     AMOUNT             VALUE
----------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONT.)
  BONDS (CONT.)
  Empire USD, Special Tax, CFD No. 1987-1, Refunding, Series A, MBIA Insured, 6.50%,
   10/01/17 ................................................................................    $     2,700,000    $     2,870,046
  Escondido COP, Wastewater Project, Refunding, AMBAC Insured,
     5.70%, 9/01/26 ........................................................................         13,465,000         14,178,106
     5.80%, 9/01/26 ........................................................................            400,000            429,188
  Fairfield PFAR, Fairfield Redevelopment Projects, Series A, 7.80%, 8/01/19 ...............          2,145,000          2,159,672
  Fillmore COP, Water System Improvement Project, AMBAC Insured, 7.70%, 5/01/19 ............          2,590,000          2,966,560
  Folsom PFAR, Local Agency, 8.00%, 10/01/18 ...............................................          7,590,000          7,732,692
  Fontana PFAR, Tax Allocation, North Fontana Redevelopment,
     Series B, 6.30%, 1/15/24 ..............................................................          1,905,000          1,949,520
     sub. lien, Series A, Pre-Refunded, 7.65%, 12/01/09 ....................................          2,000,000          2,101,320
     sub. lien, Series A, Pre-Refunded, 7.75%, 12/01/20 ....................................         11,005,000         11,569,667
  Fontana RDA, Tax Allocation, Jurupa Hills Redevelopment Project,
     Refunding, Series A, 5.50%, 10/01/27 ..................................................         12,500,000         12,328,375
     Series A, Pre-Refunded, 7.10%, 10/01/23 ...............................................         10,000,000         10,760,500
  Fontana USD, GO, Convertible Capital Appreciation, Series D, FGIC Insured, 5.80%, 5/01/17           5,000,000          5,458,150
  Foothill/Eastern Corridor Agency Toll Road Revenue,
     Refunding, MBIA Insured, 5.75%, 1/15/40 ...............................................        395,510,000        401,505,932
     senior lien, Series A, 5.00%, 1/01/35 .................................................         15,955,000         14,599,144
     senior lien, Series A, Pre-Refunded, 6.50%, 1/01/32 ...................................        108,175,000        123,946,915
     senior lien, Series A, Pre-Refunded, 6.00%, 1/01/34 ...................................        125,995,000        141,129,519
  Fort Bragg RDAR, Tax Allocation, Fort Bragg Redevelopment Project, Series A, 6.875%,
   5/01/18 .................................................................................          1,960,000          2,058,921
  Fortuna and Susanville Cities COP, Series B, 7.375%, 9/01/17 .............................          2,000,000          2,045,340
  Fresno County COP, American Avenue Landfill Project,
     ETM, 8.00%, 11/01/01 ..................................................................            345,000            354,950
     Pre-Refunded, 8.25%, 11/01/13 .........................................................          7,185,000          7,612,220
  Fresno Health Facilities Revenue, Holy Cross Health Systems Corp., MBIA Insured, 5.625%,
   12/01/15 ................................................................................          5,000,000          5,234,400
  Fresno RDAR, Tax Allocation, Mariposa Redevelopment Project, Series A, 6.625%, 2/01/23 ...          1,505,000          1,546,854
  Fresno USD, COP, Project Phase VI, Series A, Pre-Refunded, 7.20%, 5/01/11 ................          7,065,000          7,228,555
  Glendale USD, COP, Series A, AMBAC Insured, 6.00%, 3/01/19 ...............................          7,250,000          7,711,390
  Grand Terrace PFA, Series A, Pre-Refunded, 7.85%, 6/01/21 ................................          2,945,000          3,026,488
  Guam Power Authority Revenue, Refunding, Series A, 5.25%, 10/01/34 .......................         10,000,000          9,575,100
  Hawaiian Gardens RDA, Tax Allocation, Project No. 1, Refunding,
     6.35%, 12/01/33 .......................................................................         13,000,000         13,474,110
     ETM, 8.00%, 12/01/10 ..................................................................          6,155,000          7,330,359
  Helix Water District COP, Installment Purchase, Series A, FSA Insured, 5.25%, 4/01/24 ....          8,925,000          9,065,569
  Hemet USD, COP, Series 1991, Pre-Refunded, 8.00%, 12/01/13 ...............................          4,000,000          4,210,320
  Hemet Valley Hospital District Revenue COP, Hemacinto Community Corp. Project, Series A,
   7.75%, 5/01/19 ..........................................................................          2,460,000          2,460,492
  Hesperia PFAR, Highway and Street Improvement, Series A, 6.10%, 10/01/10 .................          1,600,000          1,733,824
  Hesperia Water District COP, Water Facilities Improvement Projects, FGIC Insured,
   Pre-Refunded, 7.15%, 6/01/26 ............................................................          5,000,000          5,183,100
  Hollister RDA, Tax Allocation, Community Development Project, Series B, FSA Insured,
     6.625%, 10/01/07 ......................................................................          1,905,000          1,974,742
     6.75%, 10/01/13 .......................................................................          1,495,000          1,550,121
  Huntington Beach PFAR, Huntington Beach Redevelopment Projects, Refunding, 7.00%, 8/01/24           2,630,000          2,734,253
  Huntington Park PFA, Local Agency Revenue, Refunding, Series A, MBIA Insured, 6.45%,
   9/01/22 .................................................................................         10,000,000         10,897,400
  Imperial COP,
     Wastewater System Refining Program, Refunding, Series B, 5.85%, 10/15/16 ..............          1,820,000          1,881,152
     Wastewater System Refining Program, Refunding, Series B, 5.875%, 10/15/20 .............          3,175,000          3,280,728

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS, MARCH 31, 2001 (CONT.)

                                                                                                   PRINCIPAL
                                                                                                     AMOUNT             VALUE
----------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONT.)
  BONDS (CONT.)
  Imperial COP, (cont.)
     Water System Refining Program, Refunding, Series A, 5.85%, 10/15/16 ...................    $     2,625,000    $     2,713,200
     Water System Refining Program, Refunding, Series A, 5.875%, 10/15/20 ..................          4,535,000          4,686,016
  Industry COP, Refunding, 6.625%, 6/01/06 .................................................         11,380,000         12,764,832
  Industry Urban Development Agency Tax Allocation, Transportation District No. 3 Project,
   Refunding, 6.90%, 11/01/07 ..............................................................          5,860,000          6,148,312
  Inglewood PFAR, La Cinega Redevelopment Project, Series A, AMBAC Insured, 6.00%, 5/01/16 .          7,410,000          7,718,182
  Inland Empire Solid Waste Financing Authority Revenue, Landfill Improvement Financing
   Project, Series B, FSA Insured,
     ETM, 6.25%, 8/01/11 ...................................................................          5,000,000          5,697,050
     Pre-Refunded, 6.00%, 8/01/16 ..........................................................          5,000,000          5,630,600
  Intercommunity Hospital Financing Authority COP, Northbay Healthcare System, Refunding,
   ACA Insured, 5.25%, 11/01/19 ............................................................          5,000,000          4,716,650
  Irwindale CRDA, Tax Allocation,
     Individual Development Project, Pre-Refunded, 6.60%, 8/01/18 ..........................          1,630,000          1,851,044
     Individual Development Project, Pre-Refunded, 6.625%, 8/01/26 .........................          9,100,000         10,421,320
     senior lien, Refunding, FSA Insured, 5.75%, 8/01/26 ...................................         10,220,000         10,974,338
  John C. Fremont Hospital District Health Facilities Revenue, 6.75%, 6/01/23 ..............          1,760,000          1,907,453
  Keppel USD, Special Tax, CFD No. 91-1, Series A, 7.40%, 9/01/16 ..........................          2,000,000          2,105,880
  Kern County Board of Education COP, Refunding, Series A, MBIA Insured, 5.20%, 5/01/28 ....          8,685,000          8,715,832
  Kern County Housing Authority RRMR, Series A, 9.875%, 9/01/08 ............................            675,000            678,051
  Kern County Housing Authority SFMR, Series A, GNMA Secured,
     7.55%, 12/01/07 .......................................................................            215,000            222,332
     7.65%, 12/01/12 .......................................................................            310,000            319,356
     7.70%, 12/01/23 .......................................................................          1,430,000          1,460,716
     7.50%, 10/01/24 .......................................................................            805,000            820,223
  La Mirada RDA, Tax Allocation, Housing, Refunding, Series A, FSA Insured, 5.875%, 8/15/25           7,100,000          7,573,144
  La Mirada SFMR, MBS, Series A, 7.65%, 4/01/24 ............................................          1,310,000          1,349,444
  La Palma Community Development Commission Tax Allocation, La Palma Community Development
   Project No. 1,
     7.10%, 6/01/21 ........................................................................          4,945,000          5,058,735
     6.10%, 6/01/22 ........................................................................          2,355,000          2,417,337
  Lake Arrowhead Community Services District COP, FGIC Insured, 6.50%, 6/01/15 .............          6,430,000          6,770,276
  Lake Elsinore PFA, Tax Allocation Revenue,
     Lake Elsinore Redevelopment Projects, Series A, FSA Insured, 5.80%, 9/01/25 ...........          6,750,000          7,039,170
     Series A, 5.50%, 9/01/30 ..............................................................         13,050,000         12,535,439
  Lake Elsinore USD,
     COP, Pre-Refunded, 6.90%, 2/01/20 .....................................................          5,150,000          5,576,317
     Special Tax, CFD No. 8, Pre-Refunded, 8.25%, 9/01/16 ..................................          4,200,000          4,371,528
  Lakewood RDA, Tax Allocation, Redevelopment Project No. 1, Refunding, Series A, FSA
   Insured, 6.50%, 9/01/17 .................................................................          6,705,000          7,101,735
  Lancaster COP, School District Project, FSA Insured, Pre-Refunded,
     6.95%, 3/01/12 ........................................................................          2,640,000          2,864,690
     7.00%, 3/01/22 ........................................................................          3,555,000          3,859,130
  Lancaster RDA,
     RMR, Los Angeles County, Series A, ETM, 10.125%, 9/01/16 ..............................              5,000              5,090
     Tax Allocation, Amargosa Redevelopment Project, Refunding, MBIA Insured, 6.85%, 2/01/19          3,465,000          3,569,193
     Tax Allocation, Combined Redevelopment Project Areas, Housing Program, MBIA Insured,
      5.80%, 8/01/23 .......................................................................          9,125,000          9,523,215
     Tax Allocation, Combined Redevelopment Project Areas, Sheriff's Program, MBIA Insured,
      5.70%, 8/01/23 .......................................................................         13,140,000         13,637,480

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS, MARCH 31, 2001 (CONT.)

                                                                                                   PRINCIPAL
                                                                                                     AMOUNT             VALUE
----------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONT.)
  BONDS (CONT.)
  Lemon Grove CDA, Tax Allocation, 1998 Refunding, 5.75%, 8/01/28 ..........................    $     8,115,000    $     8,143,321
  Lemoore Financing Authority Lease Revenue, Water and Wastewater System Improvement
   Project, AMBAC Insured, 6.20%, 12/01/20 .................................................          4,400,000          4,770,832
  Lemoore RDA, Tax Allocation, Refunding, 6.85%, 8/01/25 ...................................          6,105,000          6,418,309
  Liberty UHSD, Series A, FSA Insured, 6.20%, 8/01/19 ......................................          2,745,000          2,952,440
  Little Lake City School District COP, Refunding, Series A,
     6.15%, 6/01/06 ........................................................................            280,000            283,606
     6.20%, 6/01/07 ........................................................................            300,000            303,819
     6.25%, 6/01/08 ........................................................................            315,000            319,007
     6.25%, 6/01/09 ........................................................................            335,000            339,104
     6.25%, 6/01/10 ........................................................................            355,000            359,448
  Local Medical Facilities Financing Authority COP, Insured California Health Clinic
   Project, 7.55%, 3/01/20 .................................................................          4,325,000          4,382,090
  Local Medical Facilities Financing Authority II COP, Insured California Health Clinic
   Project, 7.55%, 11/01/20 ................................................................          2,170,000          2,219,259
  Local Medical Facilities Financing Authority III COP, Insured California Health Clinic
   Project, 6.90%, 7/01/22 .................................................................          3,405,000          3,539,361
  Loma Linda Hospital Revenue, Loma Linda University Medical Center, Refunding,
     Series A, AMBAC Insured, 6.55%, 12/01/18 ..............................................         11,525,000         12,216,731
     Series B, MBIA Insured, 5.00%, 12/01/22 ...............................................          8,000,000          7,843,920
  Long Beach California Board Finance Authority Lease Revenue, Temple and Willow Facility,
   Refunding, Series B, MBIA Insured, 5.00%, 10/01/27 ......................................         14,935,000         14,719,189
  Long Beach Harbor Revenue, MBIA Insured,
     5.375%, 5/15/20 .......................................................................         12,000,000         12,170,760
     5.25%, 5/15/25 ........................................................................         10,500,000         10,532,025
  Long Beach HMR, Series A, 9.60%, 11/01/14 ................................................          1,035,000          1,046,592
  Long Beach USD, COP, Los Angeles County Schools, Series A, 6.30%, 12/01/12 ...............          3,735,000          3,966,122
  Los Angeles Community College District COP, Series A, Refunding, FSA Insured, 6.00%,
   8/15/20 .................................................................................          4,330,000          4,528,574
  Los Angeles COP,
     Ararat Mission Hills Project, Series A, Pre-Refunded, 7.25%, 6/01/21 ..................          3,120,000          3,192,509
     Department of Public Social Services, Series A, AMBAC Insured, 5.50%, 8/01/24 .........          4,000,000          4,166,040
     Department of Public Social Services, Series A, AMBAC Insured, 5.50%, 8/01/31 .........          5,000,000          5,195,250
  Los Angeles County Capital Assets Leasing Corp. Leasehold Revenue, Refunding, AMBAC
   Insured, 6.00%, 12/01/16 ................................................................          6,000,000          6,327,600
  Los Angeles County COP,
     Antelope Valley Courthouse, Series A, AMBAC Insured, 5.25%, 11/01/33 ..................          8,000,000          8,113,920
     CHFCLP Insured Health Clinic Program, Behavioral Health Service, Refunding, Series F,
      5.875%, 1/01/21 ......................................................................          7,520,000          8,078,661
     CHFCLP Insured Health Clinic Program, Series A, 7.30%, 1/01/21 ........................          1,010,000          1,037,957
     CHFCLP Insured Health Clinic Program, Series B, 7.05%, 8/01/21 ........................          5,175,000          5,305,824
     CHFCLP Insured Health Clinic Program, Series C, 6.90%, 1/01/22 ........................            800,000            820,760
     Disney Parking Project, Pre-Refunded, 6.50%, 3/01/23 ..................................         12,060,000         13,003,574
     Marina del Rey, Series A, 6.50%, 7/01/08 ..............................................         21,615,000         22,949,726
     Retirement Housing Foundation, Refunding, 6.625%, 4/15/12 .............................          3,400,000          3,595,092
     Retirement Housing Foundation, Refunding, 6.75%, 4/15/22 ..............................          7,665,000          8,114,476
     Series 1992, 6.625%, 7/01/22 ..........................................................          1,000,000          1,043,600
  Los Angeles County MTA, Sales Tax Revenue,
     Proposition A, First Tier, Refunding, Senior Series A, AMBAC Insured, 5.00%, 7/01/26 ..         13,000,000         12,833,730
     Proposition A, First Tier, Refunding, Senior Series A, MBIA Insured, 5.25%, 7/01/27 ...          7,840,000          7,957,208
     Proposition A, Refunding, Series A, FGIC Insured, 5.00%, 7/01/21 ......................        118,800,000        117,746,244
     Proposition A, Refunding, Series A, MBIA Insured, 5.625%, 7/01/18 .....................         10,060,000         10,469,140

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS, MARCH 31, 2001 (CONT.)

                                                                                                   PRINCIPAL
                                                                                                     AMOUNT             VALUE
----------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONT.)
  BONDS (CONT.)
  Los Angeles County MTA, Sales Tax Revenue, (cont.)
     Proposition A, Second Tier, MBIA Insured, Pre-Refunded, 6.00%, 7/01/26 ................    $    12,200,000    $    13,712,556
     Proposition C, Second Senior Series A, AMBAC Insured, 5.00%, 7/01/25 ..................         58,000,000         57,273,260
  Los Angeles County Public Works Financing Authority Revenue, Multiple Capital Facilities
   Project, Series B, AMBAC Insured, 5.125%, 12/01/29 ......................................         26,905,000         26,931,098
  Los Angeles County Sanitation Districts Financing Authority Revenue, Capital Projects,
   Series A, MBIA Insured,
     5.25%, 10/01/19 .......................................................................         30,000,000         30,358,500
     5.00%, 10/01/23 .......................................................................         40,050,000         39,506,641
  Los Angeles County SFMR, Issue A, GNMA Secured,
     7.875%, 8/01/16 .......................................................................            570,000            587,396
     8.00%, 3/01/17 ........................................................................            775,000            785,370
  Los Angeles County Transportation Commission Lease Revenue, FSA Insured, 7.375%, 12/15/06           9,806,000         10,084,196
  Los Angeles County Transportation Commission Sales Tax Revenue,
     Proposition C, Second Senior, Series A, MBIA Insured, Pre-Refunded, 6.625%, 7/01/09 ...         29,590,000         31,433,753
     Refunding, Series B, 6.50%, 7/01/13 ...................................................          4,300,000          4,415,068
     Refunding, Series B, FGIC Insured, 5.75%, 7/01/18 .....................................         28,095,000         28,205,132
     Refunding, Series B, MBIA Insured, 5.75%, 7/01/18 .....................................         13,480,000         13,532,842
     Series B, FGIC Insured, 6.50%, 7/01/13 ................................................          5,000,000          5,138,800
  Los Angeles CRDA,
     Financing Authority Revenue, Pooled Financing, Beacon Normandie, Series B, 6.625%,
      9/01/14 ..............................................................................          7,500,000          7,968,375
     MFHR, Angelus Plaza Project, Refunding, Series A, 6.40%, 7/01/23 ......................          6,070,000          6,313,043
     Tax Allocation, Bunker Hill, Refunding, Series H, FSA Insured, 5.625%, 12/01/18 .......         20,000,000         20,849,400
     Tax Allocation, Bunker Hill, Refunding, Series H, FSA Insured, 5.625%, 12/01/23 .......         50,090,000         51,856,674
     Tax Allocation, Bunker Hill, Refunding, Series H, FSA Insured, 5.60%, 12/01/28 ........         27,900,000         28,586,061
     Tax Allocation, Series G, ETM, 6.75%, 7/01/10 .........................................          8,060,000          8,130,686
  Los Angeles Department of Airports Revenue, Ontario International Airport, Series A, FGIC
   Insured, 6.00%, 5/15/26 .................................................................         10,000,000         10,714,900
  Los Angeles Department of Water and Power Electric Plant Revenue,
     FGIC Insured, 6.125%, 1/15/33 .........................................................          5,000,000          5,281,700
     Refunding, 5.875%, 9/01/30 ............................................................         27,880,000         29,601,032
     Refunding, MBIA Insured, 6.00%, 2/01/28 ...............................................          9,060,000          9,410,622
     Refunding, MBIA Insured, 5.875%, 9/01/30 ..............................................         34,400,000         36,605,728
     Refunding, Second Issue, 5.40%, 11/15/31 ..............................................         14,500,000         14,729,535
     Refunding, Series 1992, 6.375%, 2/01/20 ...............................................          8,245,000          8,641,007
     Refunding, Series 1992, 6.00%, 2/01/28 ................................................          8,290,000          8,617,704
     Refunding, Series 1993, MBIA Insured, 5.375%, 9/01/23 .................................         62,955,000         63,825,668
     Second Issue, 6.00%, 8/15/32 ..........................................................         37,600,000         39,499,928
     Series 1993, 6.125%, 1/15/33 ..........................................................        101,095,000        106,700,718
  Los Angeles Department of Water and Power Plant Revenue, Refunding, Second Issue, MBIA
   Insured, 4.75%, 11/15/19 ................................................................          5,000,000          4,849,450
  Los Angeles Department of Water and Power Waterworks Revenue, Refunding,
     Series 1992, 6.40%, 5/15/28 ...........................................................         21,590,000         22,088,945
     Series 1993, 5.80%, 4/15/24 ...........................................................         10,520,000         11,052,312
  Los Angeles Harbor Department Revenue, Series B,
     6.125%, 8/01/18 .......................................................................         24,810,000         26,710,942
     6.20%, 8/01/22 ........................................................................         59,835,000         64,482,384
     5.375%, 11/01/23 ......................................................................          7,460,000          7,577,868
     MBIA Insured, 6.20%, 8/01/25 ..........................................................         35,690,000         38,831,077
  Los Angeles HMR, Series 1985, 9.00%, 6/15/18 .............................................             90,000             90,051

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS, MARCH 31, 2001 (CONT.)

                                                                                                   PRINCIPAL
                                                                                                     AMOUNT             VALUE
----------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONT.)
  BONDS (CONT.)
  Los Angeles MFHR, Refunding, Senior Series G, FSA Insured, 5.75%, 1/01/24 ................    $     7,330,000    $     7,487,595
  Los Angeles Municipal Improvement Corp. Lease Revenue, Central Library Project, Refunding,
   Series A, 6.30%, 6/01/18 ................................................................          3,000,000          3,111,840
  Los Angeles USD,
     COP, Dr. Francisco Bravo Medical Facility, Refunding, 6.50%, 6/01/04 ..................          3,040,000          3,202,670
     COP, Dr. Francisco Bravo Medical Facility, Refunding, 6.60%, 6/01/05 ..................          1,145,000          1,205,800
     COP, Dr. Francisco Bravo Medical Facility, Refunding, 6.60%, 6/01/06 ..................          3,610,000          3,797,467
     COP, Dr. Francisco Bravo Medical Facility, Refunding, 6.625%, 6/01/08 .................          8,505,000          8,930,080
     Series B, FGIC Insured, 5.00%, 7/01/23 ................................................          5,000,000          4,953,250
  Los Angeles Wastewater System Revenue,
     Refunding, Series A, FGIC Insured, 6.00%, 12/01/12 ....................................         15,000,000         15,559,500
     Refunding, Series A, FGIC Insured, 6.00%, 12/01/18 ....................................         25,665,000         26,527,857
     Refunding, Series A, MBIA Insured, 5.70%, 6/01/20 .....................................         64,445,000         67,117,534
     Refunding, Series A, MBIA Insured, 5.80%, 6/01/21 .....................................         35,505,000         37,071,836
     Refunding, Series C, MBIA Insured, 5.60%, 6/01/20 .....................................         20,000,000         20,671,400
     Refunding, Series D, FGIC Insured, 6.00%, 11/01/14 ....................................          8,000,000          8,511,680
     Series A, FGIC Insured, 5.00%, 6/01/28 ................................................          8,245,000          8,123,963
     Series A, MBIA Insured, 5.875%, 6/01/24 ...............................................         45,400,000         48,032,292
     Series B, AMBAC Insured, 6.00%, 6/01/22 ...............................................         10,650,000         11,110,080
     Series B, MBIA Insured, 5.70%, 6/01/23 ................................................         75,720,000         78,486,809
  Los Angeles Water and Power Revenue, Power System, Refunding, Series A, MBIA Insured,
   5.00%, 7/01/24 ..........................................................................         24,000,000         23,657,520
  Lynwood PFA, Tax Allocation, Project Area A, Refunding, Series A, FSA Insured, 5.90%,
   9/01/28 .................................................................................          6,470,000          7,333,422
  Lynwood RDA, Tax Allocation, Project Area, Series A, Pre-Refunded, 6.50%, 7/01/13 ........          6,135,000          6,535,309
  Madera County COP, Valley Children's Hospital, MBIA Insured,
     5.00%, 3/15/23 ........................................................................         14,500,000         14,271,770
     5.75%, 3/15/28 ........................................................................         27,500,000         28,909,375
  Madera USD, COP, 6.50%, 12/01/07 .........................................................          1,250,000          1,326,525
  Madera-Chowchilla Power Authority Hydroelectric Revenue, Refunding, 8.00%, 1/01/14 .......          2,100,000          2,163,630
  Marysville COP, Capital Improvement Financing Project, 7.125%, 2/01/13 ...................          1,110,000          1,156,953
  Marysville Hospital Revenue, Fremont Rideout Health, Refunding, Series A, AMBAC Insured,
   5.00%, 1/01/22 ..........................................................................          5,000,000          4,904,700
  Menlo Park CDA, MFHR, Gateway Project, Series A, FHA Insured, 8.25%, 12/01/28 ............          3,470,000          3,508,413
  Merced Irrigation District COP, Water Facilities Project, 6.40%, 11/01/10 ................          3,580,000          3,843,631
  Metropolitan Water District Revenue, Southern California Waterworks,
     5.50%, 7/01/19 ........................................................................         75,000,000         76,892,250
     5.00%, 7/01/20 ........................................................................          7,765,000          7,716,935
     Series A, 5.00%, 7/01/26 ..............................................................         43,825,000         42,959,456
     Series A, 5.00%, 7/01/37 ..............................................................         26,080,000         25,396,965
     Series C, 5.00%, 7/01/37 ..............................................................         26,780,000         26,078,632
  Mid-Peninsula Regional Open Space District COP, Special District Association Finance
   Corp., 5.75%, 9/01/20 ...................................................................          5,200,000          5,331,664
  Milpitas RDA, Tax Allocation, Redevelopment Project Area No. 1, MBIA Insured,
     5.40%, 1/15/17 ........................................................................         12,155,000         12,703,191
     5.50%, 1/15/24 ........................................................................         11,790,000         12,257,591
  Milpitas USD, FGIC Insured, 5.875%, 9/01/24 ..............................................         11,970,000         13,000,497
  Modesto Irrigation District COP, Refunding and Capital Improvements, Series B, 5.30%,
   7/01/22 .................................................................................          4,835,000          4,837,659
  Modesto PFA Lease Revenue, Capital Improvements and Refinancing Project, AMBAC Insured,
   5.125%, 9/01/33 .........................................................................          5,535,000          5,540,369
  Mojave Water Agency COP, Supplemental Water Entitlement, MBIA Insured, 5.55%, 9/01/22 ....         10,005,000         10,518,657

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS, MARCH 31, 2001 (CONT.)

                                                                                                   PRINCIPAL
                                                                                                     AMOUNT             VALUE
----------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONT.)
  BONDS (CONT.)
  Montclair RDA, Tax Allocation,
     Redevelopment Project No. IV, 6.90%, 10/01/22 .........................................    $     1,645,000    $     1,717,528
     Redevelopment Project No. V, 6.90%, 10/01/22 ..........................................          4,245,000          4,432,162
  Monterey County COP, Natividad Medical Center Improvement Project, Series C, MBIA Insured,
   Pre-Refunded,
     6.50%, 8/01/15 ........................................................................          3,500,000          3,987,165
     6.60%, 8/01/23 ........................................................................         13,250,000         15,147,135
  Monterey Park RDA, Tax Allocation, Atlantic-Garvey Redevelopment Project No. 1, Refunding,
   6.85%, 9/01/14 ..........................................................................         13,680,000         14,370,156
  Moreno Valley Special Tax, Towngate Community Facilities 8, Refunding, Series A, FSA
   Insured, 5.875%, 12/01/15 ...............................................................          5,830,000          6,066,465
  Moreno Valley USD, COP,
     Land Acquisition, Series F, FSA Insured, Pre-Refunded, 6.75%, 9/01/27 .................          7,680,000          8,214,605
     Refunding, FSA Insured, 5.60%, 3/01/17 ................................................          5,000,000          5,242,700
     Refunding, FSA Insured, 5.70%, 3/01/27 ................................................         15,000,000         15,686,700
  Mount Diablo USD, Special Tax, CFD No. 1, AMBAC Insured, 6.30%, 8/01/22 ..................          5,000,000          5,268,200
  Mountain View COP, Capital Improvement Financing Authority Revenue,
     City Hall, MBIA Insured, 6.25%, 8/01/12 ...............................................          3,110,000          3,199,630
     City Hall/Community Theatre, MBIA Insured, 6.50%, 8/01/16 .............................          2,000,000          2,058,240
  Mountain View School District COP, Santa Clara County Financing Project, Pre-Refunded,
     6.75%, 4/01/07 ........................................................................          1,010,000          1,030,200
     6.90%, 4/01/12 ........................................................................          1,430,000          1,458,600
  Mountain View Shoreline Regional Park, Community Tax Allocation, Series A, MBIA Insured,
   5.75%, 8/01/18 ..........................................................................          9,605,000          9,963,459
  Mountain View-Los Altos UHSD, COP, Financing Project, Pre-Refunded, 7.40%, 8/01/16 .......          2,175,000          2,249,342
  M-S-R Public Power Agency San Juan Project Revenue,
     Refunding, Series F, AMBAC Insured, 6.00%, 7/01/20 ....................................         10,750,000         11,343,078
     Series E, MBIA Insured, 6.00%, 7/01/22 ................................................          8,490,000          8,539,751
  Murrieta COP, Road Improvement Project, 6.00%, 4/01/27 ...................................          8,600,000          8,809,840
  Napa Housing Facility Revenue, Napa Park Apartments, Series A, GNMA Secured, 6.35%,
   6/20/35 .................................................................................          6,125,000          6,434,558
  Napa Mortgage Revenue, Refunding, Creekside II Apartments Project, Series A, MBIA Insured,
   6.625%, 7/01/25 .........................................................................          2,000,000          2,091,620
  Needles PFAR, Tax Allocation, Redevelopment Project, Series A, 7.50%, 8/15/22 ............          1,580,000          1,614,776
  Nevada County COP, Jail and Government Center Project, Refunding, FSA Insured, 5.875%,
   10/01/19 ................................................................................          6,275,000          6,385,503
  Nevada Power Authority Revenue, Bowman Hydroelectric Project, Refunding, 7.50%, 5/01/13 ..          6,725,000          7,031,929
  North City West School Facilities Financing Authority Special Tax, CFD No. 1, Series C,
   AMBAC Insured, 5.30%,
     9/01/22 ...............................................................................         10,000,000         10,237,900
     9/01/27 ...............................................................................          9,900,000         10,101,366
  Northern California Public Power Agency Revenue, Hydroelectric Project No. 1, Refunding,
   Series A, MBIA Insured,
     5.125%, 7/01/23 .......................................................................          7,420,000          7,427,494
     5.50%, 7/01/24 ........................................................................         10,000,000         10,272,700
     5.00%, 7/01/28 ........................................................................         21,475,000         21,004,268
     5.20%, 7/01/32 ........................................................................         43,675,000         43,798,600
  Northen California Power Agency Multiple Capital Facilities Revenue, Refunding, Series A,
   AMBAC Insured, 5.00%, 8/01/25 ...........................................................          9,250,000          9,113,193
  Oakland COP, Oakland Museum, Refunding, Series A, AMBAC Insured, 6.00%, 4/01/12 ..........          8,000,000          8,270,560
  Oakland HFR,
     Issue D-1, 7.10%, 1/01/10 .............................................................          1,950,000          2,004,698
     Issue D-2, 6.95%, 7/01/01 .............................................................            160,000            160,926
     Issue D-2, 7.15%, 1/01/24 .............................................................          4,220,000          4,315,878

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS, MARCH 31, 2001 (CONT.)

                                                                                                   PRINCIPAL
                                                                                                     AMOUNT             VALUE
----------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONT.)
  BONDS (CONT.)
  Oakland Joint Powers Financing Authority Lease Revenue, Oakland Administration Buildings,
   AMBAC Insured, 5.75%, 8/01/26 ...........................................................    $    24,895,000    $    26,634,912
  Oakland Revenue, 1800 Harrison Foundation,
     Refunding, Series A, AMBAC Insured, 6.00%, 1/01/29 ....................................         13,825,000         15,089,711
     Series B, AMBAC Insured, 6.00%, 1/01/29 ...............................................         13,470,000         14,702,236
  Oceanside Building Authority Revenue, Refunding, 7.75%, 11/01/04 .........................          2,980,000          3,326,604
  Oceanside COP,
     Oceanside Civic Center Project, Refunding, MBIA Insured, 5.75%, 8/01/15 ...............          5,000,000          5,386,800
     Refunding, Series A, 6.375%, 4/01/12 ..................................................          4,435,000          4,699,104
     Refunding, Series A, 6.625%, 4/01/23 ..................................................          9,000,000          9,117,360
     Wastewater Systems Plan, Refunding, AMBAC Insured, 5.80%, 5/01/21 .....................          4,500,000          4,694,715
     Water System Project, Refunding, AMBAC Insured, 5.80%, 8/01/21 ........................          4,750,000          4,968,025
  Olivenhain Municipal Water District 1915 Act, AD No. 96-1, MBIA Insured, 5.45%, 9/02/27 ..         11,085,000         11,407,130
  Ontario Montclair School District COP,
     Capital Projects, FSA Insured, 5.625%, 9/01/17 ........................................          7,500,000          8,003,775
     Series A, Pre-Refunded, 7.50%, 10/01/12 ...............................................          1,600,000          1,623,616
  Orange Community Facilities District Special Tax, No. 91-2,
     6.15%, 10/01/23 .......................................................................          6,225,000          6,319,309
     6.25%, 10/01/30 .......................................................................          7,910,000          8,029,283
  Orange County Airport Revenue, Refunding, MBIA Insured, 5.625%, 7/01/12 ..................          5,000,000          5,421,250
  Orange County COP,
     Civic Center Expansion Project, AMBAC Insured, Pre-Refunded, 6.00%, 8/01/21 ...........          4,500,000          4,614,165
     Juvenile Justice Center Facilities, Refunding, AMBAC Insured, 6.375%, 6/01/11 .........          5,000,000          5,254,600
  Orange County Development Agency Tax Allocation, Santa Ana Heights Area Project,
   Refunding, 6.125%, 9/01/23 ..............................................................          6,500,000          6,689,995
  Orange County Financing Authority Tax Allocation Revenue, Refunding, Series A, MBIA
   Insured, 6.50%,
     9/01/21 ...............................................................................          5,110,000          5,265,242
     9/01/22 ...............................................................................          8,000,000          8,252,000
  Orange County Recovery COP, Series A, MBIA Insured, 5.80%, 7/01/16 .......................         10,380,000         11,269,047
  Orange County Recovery, Refunding, Series A, MBIA Insured, 5.75%, 6/01/15 ................         79,010,000         84,962,613
  Orange County Water District COP, Refunding, Series A,
     5.50%, 8/15/14 ........................................................................          9,430,000          9,830,115
     5.00%, 8/15/18 ........................................................................          5,000,000          5,010,750
  Orange RDA, Tax Allocation Revenue, Northwest Redevelopment Project, Refunding, Series B,
   5.70%, 10/01/23 .........................................................................          8,530,000          8,674,925
  Oroville PFAR, Series A, AMBAC Insured, 6.30%, 9/15/20 ...................................         12,150,000         12,900,870
  Oroville Wyandotte Irrigation District Revenue, Hydroelectric Sly Creek Power, Refunding,
   6.20%, 1/01/09 ..........................................................................          7,600,000          7,892,980
  Oxnard Harbor District Revenue, ACA Insured, 5.60%, 8/01/19 ..............................         10,820,000         10,854,732
  Palm Desert 1915 Act, Limited Obligation, AD No. 92-1, Pre-Refunded, 7.60%, 9/02/12 ......          1,290,000          1,405,416
  Palm Desert Financing Authority Lease Revenue, Blythe County Administrative Project,
   6.625%, 8/01/26 .........................................................................          5,020,000          5,285,207
  Palm Desert Financing Authority Tax Allocation Revenue, Project Area No. 1,
     Refunding, MBIA Insured, 5.625%, 4/01/23 ..............................................         13,000,000         13,643,370
     Series A, MBIA Insured, 6.625%, 4/01/23 ...............................................          1,180,000          1,235,826
     Series A, MBIA Insured, 5.95%, 4/01/24 ................................................         15,075,000         16,072,211
     Series A, MBIA Insured, Pre-Refunded, 6.625%, 4/01/23 .................................          4,065,000          4,292,640
  Palm Springs COP, Multiple Capital Facilities Project, Refunding, AMBAC Insured, 5.75%,
   4/01/27 .................................................................................         11,570,000         12,404,544
  Palm Springs Financing Authority Regional Airport Revenue, Tax Allocation, Series B,
   6.875%, 8/01/21 .........................................................................          2,230,000          2,287,043
  Palmdale Civic Authority Revenue, Merged Redevelopment Project Areas, Refunding, Series A,
   MBIA Insured, 6.15%, 9/01/24 ............................................................          4,730,000          5,066,019

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS, MARCH 31, 2001 (CONT.)

                                                                                                   PRINCIPAL
                                                                                                     AMOUNT             VALUE
----------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONT.)
  BONDS (CONT.)
  Palmdale CRDA, Tax Allocation,
     Merged Redevelopment Project, Refunding, MBIA Insured, 5.00%, 9/01/28 .................    $    17,500,000    $    17,242,400
     Merged Redevelopment Project, Refunding, MBIA Insured, 5.00%, 9/01/34 .................          6,980,000          6,857,292
     Series A, MBIA Insured, 5.75%, 9/01/27 ................................................         10,435,000         11,219,816
  Palmdale School District COP, 7.40%, 8/01/20 .............................................            495,000            496,247
  Palomar Community College District COP, Building Acquisition Project, Connie Lee Insured,
   Pre-Refunded, 6.75%, 10/01/19 ...........................................................          4,210,000          4,758,942
  Paramount RDA, Tax Allocation, Custodial Receipts, MBIA Insured, 6.25%, 8/01/23 ..........         22,070,000         23,324,900
  Pasadena COP, Art Center College of Design, Connie Lee Insured, 6.50%, 12/01/19 ..........          8,250,000          9,013,703
  Pasadena Water Revenue, 6.00%, 7/01/13 ...................................................          4,000,000          4,260,640
  Perris PFAR,
     Special Tax, Series A, ETM, 7.45%, 9/01/01 ............................................            205,000            207,567
     Special Tax, Series A, ETM, 7.50%, 9/01/02 ............................................            235,000            237,014
     Special Tax, Series A, ETM, 7.55%, 9/01/03 ............................................            270,000            272,257
     Special Tax, Series A, ETM, 7.60%, 9/01/04 ............................................            305,000            307,413
     Special Tax, Series A, ETM, 7.60%, 9/01/05 ............................................            325,000            328,110
     Special Tax, Series A, ETM, 7.80%, 9/01/19 ............................................          3,555,000          3,579,458
     Tax Allocation, Refunding, Series B, MBIA Insured, 6.35%, 8/15/17 .....................          5,280,000          5,564,592
     Tax Allocation, Refunding, Series C, 7.10%, 11/15/17 ..................................          3,330,000          3,498,398
  Perris RDA, Tax Allocation,
     Central and North Perris Redevelopment Project, Series A, Pre-Refunded, 7.875%,
      10/01/10 .............................................................................          2,935,000          3,151,310
     Central and North Perris Redevelopment Project, Series B, Pre-Refunded, 7.875%,
      10/01/14 .............................................................................          4,535,000          4,797,577
     Series 1991, 7.15%, 8/01/11 ...........................................................            865,000            889,670
     Series 1991, 7.20%, 8/01/21 ...........................................................          2,040,000          2,091,918
  Perris Special Tax,
     CFD No. 8, Series A, ETM, 8.10%, 9/01/01 ..............................................             85,000             86,777
     CFD No. 8, Series A, ETM, 8.15%, 9/01/02 ..............................................            100,000            106,816
     CFD No. 8, Series A, Pre-Refunded, 8.30%, 9/01/18 .....................................          6,040,000          6,982,482
     CFD No. 91-1, 8.75%, 9/01/21 ..........................................................          5,395,000          5,525,181
  Petaluma Community Development Commission MFR, Park Lane Apartments, Series A, 6.875%,
   11/20/34 ................................................................................          4,800,000          5,082,096
  Pittsburg PFA, Water Revenue, MBIA Insured, 5.50%, 6/01/27 ...............................          2,980,000          3,109,034
  Placentia COP, RDA, Refunding, Series A, 6.90%, 1/01/14 ..................................          1,770,000          1,909,582
  Placer Hills Union Elementary School District COP, Convertible Capital Appreciation,
   Series B, 7.125%, 3/01/19 ...............................................................            510,000            560,720
  Placer Union High School District COP, Capital Appreciation, Series A, 7.125%, 3/01/19 ...          2,095,000          2,303,348
  Pleasanton COP, Capital Improvements, 6.70%, 10/01/11 ....................................          2,180,000          2,256,562
  Pomona PFAR, Refunding, Series P, 5.75%, 10/01/15 ........................................          6,490,000          6,702,548
  Pomona RDA, Tax Allocation, Southwest Pomona Redevelopment Project, ETM, 11.45%, 1/01/07 .         10,215,000         12,821,255
  Port Hueneme RDA, Tax Allocation, R-76 Project, Refunding, 6.50%, 5/01/23 ................          2,990,000          3,105,922
  Port of Oakland Revenue,
     Series E, MBIA Insured, 6.25%, 11/01/05 ...............................................          1,525,000          1,622,905
     Series E, MBIA Insured, 6.30%, 11/01/06 ...............................................          1,050,000          1,116,528
     Series E, MBIA Insured, 6.40%, 11/01/07 ...............................................            500,000            532,040
     Series E, MBIA Insured, 6.40%, 11/01/22 ...............................................         11,495,000         12,191,367
     Series J, MBIA Insured, 5.50%, 11/01/26 ...............................................          7,000,000          7,320,810

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS, MARCH 31, 2001 (CONT.)

                                                                                                   PRINCIPAL
                                                                                                     AMOUNT             VALUE
----------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONT.)
  BONDS (CONT.)
  Port of Oakland Special Facilities Revenue, Mitsui O.S.K. Lines Ltd., Series A,
     6.70%, 1/01/07 ........................................................................    $     6,100,000    $     6,329,238
     6.75%, 1/01/12 ........................................................................          4,890,000          5,079,634
     6.80%, 1/01/19 ........................................................................          8,075,000          8,394,932
  Porterville COP,
     Infrastructure Financing Project, AMBAC Insured, 5.00%, 7/01/28 .......................         10,430,000         10,276,575
     Public Building Project, Refunding, AMBAC Insured, 6.30%, 10/01/18 ....................          1,950,000          2,051,069
  Porterville UHSD, COP, Capital Appreciation, Land Acquisition, Series A, 6.60%, 9/01/27 ..          1,295,000          1,376,158
  Poway COP, Royal Mobile Home Park Project, Refunding, FSA Insured,
     5.875%, 8/01/15 .......................................................................          6,250,000          6,764,125
     6.00%, 8/01/20 ........................................................................          5,400,000          5,826,006
     6.00%, 8/01/28 ........................................................................         15,000,000         16,091,100
  Poway RDA, Tax Allocation, Parguay Redevelopment Project, sub. notes, Refunding, FGIC
   Insured,
     5.50%, 12/15/23 .......................................................................         23,000,000         23,648,600
     5.75%, 12/15/26 .......................................................................          8,000,000          8,353,040
  Puerto Rico Commonwealth Highway and Transportation Authority Revenue,
     Series A, MBIA Insured, 5.00%, 7/01/38 ................................................        116,975,000        116,378,428
     Series B, 6.00%, 7/01/39 ..............................................................         13,200,000         14,321,340
     Series B, MBIA Insured, 6.00%, 7/01/31 ................................................         13,000,000         14,104,350
     Series Y, 5.00%, 7/01/36 ..............................................................         63,000,000         61,365,780
  Puerto Rico Commonwealth Infrastructure Financing Authority Special Tax Revenue, Series A,
   AMBAC Insured, 5.00%, 7/01/28 ...........................................................         10,000,000          9,955,000
  Puerto Rico Electric Power Authority Power Revenue,
      Refunding, Series EE, 4.75%, 7/01/24 .................................................         26,895,000         25,133,915
      Series DD, MBIA Insured, 5.00%, 7/01/28 ..............................................         23,250,000         23,145,375
  Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities
   Revenue, Cogen Facilities, 6.625%, 6/01/26 ..............................................          6,800,000          7,279,332
  Rancho Cucamonga, Palmdale, Potterville and Colton HFA, SFMR, Series 1986, GNMA Secured,
   7.55%, 8/01/18 ..........................................................................          3,355,000          3,493,427
  Rancho Cucamonga RDA, Tax Allocation, Rancho Redevelopment Project, Set-Aside Housing,
   MBIA Insured, 5.25%, 9/01/21 ............................................................          8,330,000          8,498,516
  Rancho Murieta Community Services District 1915 Act, ID No. 1,
     8.25%, 9/02/01 ........................................................................            745,000            756,488
     8.25%, 9/02/02 ........................................................................            715,000            739,131
     8.30%, 9/02/03 ........................................................................            745,000            778,048
     8.40%, 9/02/04 ........................................................................            750,000            783,225
     8.40%, 9/02/05 ........................................................................            735,000            767,244
     8.40%, 9/02/06 ........................................................................            750,000            779,423
  Redlands USD, COP, Series A, FSA Insured,
     6.15%, 9/01/11 ........................................................................            605,000            606,095
     6.25%, 9/01/27 ........................................................................          4,310,000          4,318,232
  Redwood City PFA, Local Agency Revenue, Series B, Pre-Refunded, 7.25%, 7/15/11 ...........          3,750,000          3,869,850
  Rialto COP, FSA Insured, 5.75%, 2/01/22 ..................................................          2,715,000          2,921,666
  Rialto RDA, Tax Allocation, Agua Mansa Redevelopment Project, Pre-Refunded, 6.75%, 3/01/24          3,500,000          3,884,370
  Riverside County Asset Leasing Corp. Leasehold Revenue, Hospital Project,
     Series A, 6.375%, 6/01/09 .............................................................         23,000,000         24,186,570
     Series A, 6.50%, 6/01/12 ..............................................................         20,125,000         22,810,279
     Series B, MBIA Insured, 5.00%, 6/01/19 ................................................         10,865,000         10,916,391

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS, MARCH 31, 2001 (CONT.)

                                                                                                   PRINCIPAL
                                                                                                     AMOUNT             VALUE
----------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONT.)
  BONDS (CONT.)
  Riverside County Board of Education COP, Capital Appreciation Financing Projects,
   Series A, 6.65%, 11/01/17 ...............................................................    $     7,945,000    $     8,204,643
  Riverside County CFD, Special Tax, No. 86-1, 8.75%, 9/01/16 ..............................         13,400,000         13,504,654
  Riverside County COP,
     Capital Projects, Series A, Pre-Refunded, 6.875%, 11/01/09 ............................          4,975,000          5,186,139
     Family Law Court Project, MBIA Insured, 5.75%, 11/01/27 ...............................          5,295,000          5,699,750
     Historic Courthouse, MBIA Insured, 5.875%, 11/01/27 ...................................          6,000,000          6,518,580
  Riverside County Flood Control and Water Conservation District Elsinore Valley AD,
   Zone 3, 7.875%,
     9/01/03 ...............................................................................            165,000            181,848
     9/01/04 ...............................................................................            180,000            204,156
     9/01/05 ...............................................................................            190,000            221,312
     9/01/06 ...............................................................................            205,000            244,598
     9/01/07 ...............................................................................            225,000            273,420
     9/01/08 ...............................................................................            240,000            296,158
     9/01/09 ...............................................................................            260,000            325,619
     9/01/10 ...............................................................................            280,000            355,524
     9/01/11 ...............................................................................            305,000            389,784
     9/01/12 ...............................................................................            325,000            422,019
     9/01/13 ...............................................................................            350,000            458,217
     9/01/14 ...............................................................................            380,000            499,434
     9/01/15 ...............................................................................            410,000            542,561
     9/01/16 ...............................................................................            440,000            583,255
     9/01/17 ...............................................................................            475,000            629,822
  Riverside County Housing Authority Revenue, Breezewood Apartment Project, Refunding,
   Series C, 6.40%, 6/01/28 ................................................................          4,960,000          4,605,558
  Riverside County PFA,
     COP, 5.75%, 5/15/19 ...................................................................          3,500,000          3,143,700
     COP, 5.80%, 5/15/29 ...................................................................         14,230,000         12,487,537
     Tax Allocation Revenue, Redevelopment Projects, Series A, 5.625%, 10/01/33 ............          9,225,000          9,177,215
  Riverside County SFMR,
     Series A, GNMA Secured, 7.20%, 10/01/24 ...............................................            925,000            960,335
     Series B, GNMA Secured, 7.60%, 11/01/19 ...............................................            475,000            489,815
  Riverside MFHR,
     Birchwood Park Apartments, Series A, FNMA Insured, 6.50%, 1/01/18 .....................          2,200,000          2,233,198
     Palm Shadows Apartments, Series A, FNMA Insured, 6.50%, 1/01/18 .......................          4,010,000          4,070,511
  Riverside RDA, Tax Allocation, Merged Redevelopment Project, Series A, MBIA Insured,
   5.625%, 8/01/23 .........................................................................          6,000,000          6,164,880
  Riverside USD, COP, Series B, FSA Insured, Pre-Refunded, 7.375%, 9/01/26 .................          5,425,000          5,632,072
  Rohnert Park HFAR, Rancho Feliz Mobile Home Park, FSA Insured, 5.375%, 12/01/26 ..........          8,380,000          8,479,806
  Roseville 1915 Act,
     North Roseville Rocklin District No. 88-3, Refunding, 8.00%, 9/02/01 ..................            120,000            121,680
     North Roseville Rocklin District No. 88-3, Refunding, 8.10%, 9/02/02 ..................            120,000            123,646
     North Roseville Rocklin District No. 88-3, Refunding, 8.15%, 9/02/03 ..................            130,000            134,792
     North Roseville Rocklin District No. 88-3, Refunding, 8.20%, 9/02/04 ..................            140,000            144,970
     North Roseville Rocklin District No. 88-3, Refunding, 8.20%, 9/02/05 ..................            150,000            155,294
     North Roseville Rocklin District No. 88-3, Refunding, 8.20%, 9/02/06 ..................            160,000            166,149
     North Roseville Rocklin District No. 88-3, Refunding, 8.25%, 9/02/07 ..................            180,000            186,388
     North Roseville Rocklin District No. 88-3, Refunding, 8.25%, 9/02/08 ..................            190,000            196,743
     North Roseville Rocklin District No. 88-3, Refunding, 8.25%, 9/02/09 ..................            160,000            165,678
     Rocky Ridge Harding District No. 88-4, Refunding, 8.00%, 9/02/01 ......................            260,000            263,640

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS, MARCH 31, 2001 (CONT.)

                                                                                                   PRINCIPAL
                                                                                                     AMOUNT             VALUE
----------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONT.)
  BONDS (CONT.)
  Roseville 1915 Act, (cont.)
     Rocky Ridge Harding District No. 88-4, Refunding, 8.10%, 9/02/02 ......................    $       255,000    $       262,747
     Rocky Ridge Harding District No. 88-4, Refunding, 8.15%, 9/02/03 ......................            280,000            290,321
     Rocky Ridge Harding District No. 88-4, Refunding, 8.20%, 9/02/04 ......................            300,000            310,650
     Rocky Ridge Harding District No. 88-4, Refunding, 8.20%, 9/02/05 ......................            320,000            331,293
  Roseville Special Tax, North Central CFD No. 1, Pre-Refunded,
     8.00%, 11/01/02 .......................................................................          1,725,000          1,808,680
     8.10%, 11/01/03 .......................................................................          1,860,000          1,951,289
     8.40%, 11/01/10 .......................................................................         10,000,000         10,507,700
     8.60%, 11/01/17 .......................................................................         12,000,000         12,622,800
  Sacramento 1915 Act, North Natomas AD No. 88-3,
     8.20%, 9/02/10 ........................................................................            780,000            805,678
     8.20%, 9/02/11 ........................................................................          1,730,000          1,786,242
     8.25%, 9/02/12 ........................................................................          2,240,000          2,312,800
     8.25%, 9/02/13 ........................................................................          2,425,000          2,503,303
     8.25%, 9/02/14 ........................................................................          2,620,000          2,704,600
  Sacramento City Financing Authority Revenue,
     Capital Improvements, 5.625%, 6/01/30 .................................................          6,000,000          6,290,520
     Series 1991, 6.60%, 11/01/05 ..........................................................          1,300,000          1,347,957
     Series 1991, 6.70%, 11/01/11 ..........................................................            920,000            953,543
  Sacramento County Airport System Revenue, Series A, MBIA Insured, 5.90%, 7/01/24 .........          6,875,000          7,335,075
  Sacramento County COP, Public Facilities Project, Coroner/Crime Laboratory, AMBAC
   Insured, 6.40%,
     10/01/19 ..............................................................................         11,000,000         12,246,410
     10/01/24 ..............................................................................         29,500,000         32,842,645
  Sacramento County Sanitation District Financing Authority Revenue, AMBAC Insured,
   5.625%, 12/01/30 ........................................................................          5,000,000          5,251,200
  Sacramento MUD, Electric Revenue,
     Refunding, Series D, MBIA Insured, 5.25%, 11/15/20 ....................................         10,000,000         10,142,400
     Refunding, Series Z, FGIC Insured, 6.25%, 7/01/04 .....................................          5,740,000          5,900,203
     Refunding, Series Z, FGIC Insured, 6.35%, 7/01/05 .....................................          3,000,000          3,083,850
     Series J, AMBAC Insured, 5.60%, 8/15/24 ...............................................         10,215,000         10,664,766
     sub. lien, Refunding, 8.00%, 11/15/10 .................................................         16,110,000         16,174,601
  Sacramento Regional Transit District COP, Series A, 6.375%,
     3/01/04 ...............................................................................          1,000,000          1,046,210
     3/01/05 ...............................................................................          1,100,000          1,149,511
  Sacramento-Yolo Port District Revenue, Port Facilities, Refunding, Series A, 7.25%,
   7/01/13 .................................................................................         11,645,000         11,964,189
  Salida Area Public Facilities Financing Agency CFD, Special Tax, No. 1988-1, Refunding,
   FSA Insured, 5.25%, 9/01/28 .............................................................          6,800,000          6,915,192
  San Bernardino 1915 Act, AD No. 961, Refunding,
     7.60%, 9/02/02 ........................................................................            855,000            869,484
     7.65%, 9/02/03 ........................................................................            920,000            944,831
     7.70%, 9/02/04 ........................................................................            990,000          1,024,828
     7.75%, 9/02/05 ........................................................................          1,065,000          1,102,712
  San Bernardino County COP,
     Medical Center Financing Project, Refunding, 5.00%, 8/01/26 ...........................         15,045,000         13,906,394
     Medical Center Financing Project, Refunding, MBIA Insured, 5.00%, 8/01/28 .............         55,065,000         53,463,710
     Medical Center Financing, Series A, MBIA Insured, 5.50%, 8/01/22 ......................         40,830,000         42,257,825
     Medical Center Financing, Series A, MBIA Insured, Pre-Refunded, 5.50%, 8/01/22 ........         23,945,000         26,323,457

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS, MARCH 31, 2001 (CONT.)

                                                                                                   PRINCIPAL
                                                                                                     AMOUNT             VALUE
----------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONT.)
  BONDS (CONT.)
  San Bernardino County COP, (cont.)
     West Valley Detention Center Project, MBIA Insured, 6.25%, 11/01/04 ...................    $     3,705,000    $     3,959,496
     West Valley Detention Center Project, MBIA Insured, 6.35%, 11/01/05 ...................          3,935,000          4,206,240
     West Valley Detention Center Project, MBIA Insured, 6.40%, 11/01/06 ...................          4,185,000          4,473,305
     West Valley Detention Center Project, MBIA Insured, 6.50%, 11/01/12 ...................         20,000,000         21,305,600
     West Valley Detention Center Project, MBIA Insured, 6.20%, 11/01/25 ...................          9,275,000          9,983,332
  San Bernardino County Housing Authority MFMR, Rancho Meridian, GNMA Secured, 6.75%,
   4/20/41 .................................................................................          6,920,000          7,666,391
  San Bernardino County Mortgage Revenue, Don Miguel Apartments Project, Refunding, MBIA
   Insured, 6.00%, 9/01/03 .................................................................            105,000            108,867
  San Bernardino County SFMR,
     GNMA Secured, 7.50%, 12/01/07 .........................................................            380,000            396,481
     GNMA Secured, 7.65%, 6/01/23 ..........................................................          1,810,000          1,899,269
     Series A, GNMA Secured, 6.20%, 5/01/21 ................................................            600,000            625,740
       Series B, 5.40%, 5/01/25 ............................................................          7,400,000          7,489,779
  San Bernardino Joint Powers Financing Authority Lease Revenue, City Hall Project,
   Refunding, MBIA Insured, 5.70%, 1/01/23 .................................................          6,315,000          6,670,029
  San Bernardino Joint Powers Financing Authority Revenue COP, Police Station Financing
   Project, Pre-Refunded, 6.60%, 4/01/20 ...................................................          4,715,000          5,380,192
  San Bernardino Joint Powers Financing Authority Revenue, Tax Allocation,
     Central City Merged Project, Refunding, Series A, ETM, 6.90%, 11/01/01 ................            480,000            490,992
     Central City Merged Project, Series A, Pre-Refunded, 7.00%, 11/01/02 ..................            510,000            532,007
     Central City Merged Project, Series A, Pre-Refunded, 7.00%, 11/01/03 ..................            550,000            573,733
     Central City Merged Project, Series A, Pre-Refunded, 7.00%, 11/01/04 ..................            585,000            610,243
     Central City Merged Project, Series A, Pre-Refunded, 7.05%, 11/01/05 ..................            625,000            652,144
     Central City Merged Project, Series A, Pre-Refunded, 7.05%, 11/01/06 ..................            670,000            699,098
     Central City Merged Project, Series A, Pre-Refunded, 7.05%, 11/01/07 ..................            720,000            751,270
     Central City Merged Project, Series A, Pre-Refunded, 7.10%, 11/01/20 ..................         15,585,000         16,266,220
     Central City Merged Project, Series B, Pre-Refunded, 7.50%, 11/01/20 ..................          3,000,000          3,137,040
     Refunding, Series A, FSA Insured, 5.75%, 10/01/25 .....................................         19,915,000         21,167,853
  San Carlos Mortgage Revenue, Elms Project, FHA Insured, 6.875%, 8/01/37 ..................          8,465,000          8,928,289
  San Diego County COP,
     Central Jail, Refunding, AMBAC Insured, 5.00%, 10/01/25 ...............................          5,825,000          5,752,071
     MBIA Insured, 5.00%, 8/15/28 ..........................................................         26,000,000         25,429,560
  San Diego County Regional Transportation Commission Sales Tax Revenue, Series A, ETM,
   6.00%, 4/01/08 ..........................................................................          1,250,000          1,291,613
  San Diego IDR, San Diego Gas and Electric Co. Project, Series A, 6.40%, 9/01/18 ..........         19,800,000         20,826,432
  San Diego Public Facilities Financing Authority Sewer Revenue,
     FGIC Insured, 5.00%, 5/15/25 ..........................................................         17,400,000         17,182,848
     Series A, FGIC Insured, 5.25%, 5/15/27 ................................................         21,750,000         22,107,788
     Series B, FGIC Insured, 5.25%, 5/15/22 ................................................          5,200,000          5,302,908
  San Diego RDA, Tax Allocation, Horton Project, Refunding, Series A, FSA Insured, 6.00%,
   11/01/15 ................................................................................          5,000,000          5,522,350
  San Diego Special Tax, CFD No. 1, Series A, Pre-Refunded, 8.50%, 9/01/16 .................         28,845,000         30,058,221
  San Elijo Joint Powers Authority Revenue, Water Pollution Control Facilities, Refunding,
   FGIC Insured, 5.00%, 3/01/20 ............................................................          5,000,000          4,969,550
  San Francisco BART District Sales Tax Revenue, FGIC Insured, 5.50%, 7/01/34 ..............         11,790,000         12,300,861
  San Francisco City and County Airport Commission International Airport Revenue,
     Issue 6, AMBAC Insured, 6.50%, 5/01/18 ................................................          2,500,000          2,715,725
     Issue 6, AMBAC Insured, 6.60%, 5/01/24 ................................................         13,250,000         14,339,018

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS, MARCH 31, 2001 (CONT.)

                                                                                                   PRINCIPAL
                                                                                                     AMOUNT             VALUE
----------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONT.)
  BONDS (CONT.)
  San Francisco City and County Airport Commission International Airport Revenue, (cont.)
     Issue 9A, FGIC Insured, 5.90%, 5/01/25 ................................................    $    46,415,000    $    48,858,750
     Issue 12A, Second Series, 5.90%, 5/01/26 ..............................................         45,000,000         47,578,950
     Issue 15A, Second Series, FSA Insured, 5.00%, 5/01/28 .................................         41,650,000         40,152,683
     Issue 16A, Second Series, FSA Insured, 5.125%, 5/01/23 ................................         24,635,000         24,329,280
     Issue 16A, Second Series, FSA Insured, 5.00%, 5/01/29 .................................         37,805,000         36,369,922
     Issue 18A, Second Series, FGIC Insured, 5.00%, 5/01/29 ................................          8,800,000          8,465,952
     Issue 22, Second Series, AMBAC Insured, 4.75%, 5/01/23 ................................         13,230,000         12,370,844
     Issue 22, Second Series, AMBAC Insured, 4.75%, 5/01/29 ................................         44,130,000         40,482,656
     Second Series-Issue 23B, FGIC Insured, 5.125%, 5/01/30 ................................         10,000,000         10,011,300
  San Francisco City and County COP, San Francisco Courthouse Project, FSA Insured, 5.875%,
   4/01/21 .................................................................................          2,810,000          2,999,984
  San Francisco City and County Public Utilities Commission Water Revenue,
     Refunding, Series A, 6.50%, 11/01/09 ..................................................          4,000,000          4,250,280
     Series A, 5.00%, 11/01/21 .............................................................          5,000,000          4,955,400
  San Francisco City and County RDA,
     Hotel Tax Revenue, FSA Insured, 6.75%, 7/01/25 ........................................            315,000            348,236
     Hotel Tax Revenue, FSA Insured, Pre-Refunded, 6.75%, 7/01/25 ..........................          9,100,000         10,217,753
     Lease Revenue, George R. Moscone Center, Refunding, Series 1992, 5.50%, 7/01/18 .......         22,170,000         22,540,461
     Mortgage Revenue, Refunding, Series A, MBIA Insured, 6.65%, 7/01/24 ...................          5,645,000          5,659,225
  San Francisco City and County Revenue, Irwin Memorial Blood Center, Series A, 6.80%,
   12/01/21 ................................................................................          3,000,000          3,112,890
  San Gabriel Valley Schools Financing Authority Revenue,
     Oxnard Union High School, Pre-Refunded, 6.60%, 3/01/24 ................................          4,145,000          4,476,932
       Pomona USD Financing, 5.80%, 2/01/26 ................................................          5,150,000          5,346,627
  San Joaquin Area Flood Control Agency 1915 Act, Flood Protection and Restoration
   Assessment, FSA Insured, 6.00%, 9/02/14 .................................................          7,875,000          8,193,780
  San Joaquin County COP, General Hospital Project, Pre-Refunded, 6.625%, 9/01/20 ..........         36,500,000         39,996,700
  San Joaquin Hills Transportation Corridor Agency Toll Road Revenue,
     Refunding, Series A, 5.50%, 1/15/28 ...................................................        247,300,000        237,576,164
     Refunding, Series A, MBIA Insured, 5.375%, 1/15/29 ....................................         85,500,000         87,483,600
     Refunding, Series A, MBIA Insured, 5.25%, 1/15/30 .....................................         21,200,000         21,522,876
     senior lien, 5.00%, 1/01/33 ...........................................................         82,040,000         74,315,934
     senior lien, Pre-Refunded, 7.00%, 1/01/30 .............................................         85,535,000         92,672,896
     senior lien, Pre-Refunded, 6.75%, 1/01/32 .............................................         64,320,000         69,416,717
  San Jose Airport Revenue, Refunding, MBIA Insured, 5.75%, 3/01/16 ........................         13,600,000         13,944,488
  San Jose Financing Authority Revenue,
     Convention Center Project, Refunding, Series C, 6.40%, 9/01/17 ........................         16,100,000         16,605,379
     Convention Center Project, Series C, 6.40%, 9/01/22 ...................................         55,550,000         57,289,271
  (c)Fourth and San Fernando Parking Facility, Series A, AMBAC Insured, 5.00%, 9/01/24 ....          5,000,000          4,945,350
  San Jose RDA,
     MFHR, Miraido Village, Series A, GNMA Secured, 5.75%, 7/20/38 .........................          7,110,000          7,240,682
     Tax Allocation, Housing, Set-Aside Merged Area, Series E, MBIA Insured, 5.85%, 8/01/27           7,325,000          7,821,269
     Tax Allocation, Merged Area Redevelopment Project, 5.25%, 8/01/29 .....................          7,000,000          6,989,220
     Tax Allocation, Merged Area Redevelopment Project, AMBAC Insured, 5.00%, 8/01/26 ......          5,000,000          4,936,000
     Tax Allocation, Merged Area Redevelopment Project, AMBAC Insured, 5.00%, 8/01/31 ......          4,000,000          3,932,240
     Tax Allocation, Merged Area Redevelopment Project, MBIA Insured, 5.00%, 8/01/21 .......         35,235,000         34,921,761
     Tax Allocation, Merged Area Redevelopment Project, MBIA Insured, 5.625%, 8/01/28 ......         24,135,000         25,317,615
     Tax Allocation, Merged Area Redevelopment Project, Refunding, MBIA Insured, 5.00%,
      8/01/20 ..............................................................................         35,665,000         35,443,877

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS, MARCH 31, 2001 (CONT.)

                                                                                                   PRINCIPAL
                                                                                                     AMOUNT             VALUE
----------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONT.)
  BONDS (CONT.)
  San Leandro RDA, RMR, Pre-Refunded, 11.25%, 4/01/13 ......................................    $        65,000    $        78,770
  San Luis Obispo County COP, Jail Expansion Project,
     6.75%, 10/01/16 .......................................................................          1,830,000          1,855,583
     6.80%, 10/01/21 .......................................................................          1,475,000          1,494,750
  San Marcos PFAR,
     Capital Improvement, 8.25%, 1/01/19 ...................................................            830,000            849,671
     Civic Center, Mission Blvd. Project, Refunding and Improvement, Series A, 6.15%,
      8/01/13 ..............................................................................         11,670,000         11,839,098
     Civic Center, Mission Blvd. Project, Refunding and Improvement, Series A, 6.20%,
      8/01/22 ..............................................................................          7,895,000          7,989,108
     Refunding, 5.80%, 9/01/18 .............................................................          4,750,000          4,783,915
     Senior Tax Increment Project Area-3-A, MBIA Insured, 5.75%, 10/01/29 ..................          5,340,000          5,530,905
     Senior Tax Increment Project Area-3-A, MBIA Insured, 5.80%, 10/01/30 ..................          8,035,000          8,392,718
     Series A, 6.25%, 9/02/22 ..............................................................         25,000,000         26,443,250
     Tax Allocation, Refunding, Series A, FSA Insured, 5.50%, 8/01/23 ......................         13,000,000         13,340,470
  San Marcos USD, School Facilities ID No. 1, AMBAC Insured, 5.80%, 11/01/14 ...............          5,000,000          5,499,350
  (c) San Mateo California UHSD, GO, Election of 2000, Series A, FGIC Insured,
   5.00%, 9/01/25 ..........................................................................         21,365,000         21,038,116
  San Mateo County Joint Powers Authority Lease Revenue, Capital Projects,
      Refunding, Series A, FSA Insured, 5.00%, 7/15/29 .....................................         17,500,000         17,212,300
      Series A, FSA Insured, 5.125%, 7/15/28 ...............................................          4,005,000          4,012,009
  San Mateo County Joint Powers Financing Authority Lease Revenue, San Mateo County Health
   Care Center, Series A, FSA Insured, Pre-Refunded, 5.75%, 7/15/22 ........................         21,945,000         23,989,396
  San Mateo Flood Control District COP, Colma Creek Flood Control Zone, MBIA Insured,
   5.125%, 8/01/32 .........................................................................         10,145,000         10,154,435
  San Mateo RDA, Tax Allocation, Merged Area, Series A, 5.70%, 8/01/27 .....................          6,330,000          6,413,113
  San Pablo RDA, Tax Allocation, Merged Project Area, FGIC Insured, 6.25%, 12/01/19 ........          3,500,000          3,807,090
  San Rafael RDA, Tax Allocation, Central San Rafael Redevelopment, Refunding, FGIC Insured,
   6.45%, 12/01/17 .........................................................................          6,740,000          7,161,924
  San Rafael Sanitation District COP, Waste Water Facilities Financing, 6.80%, 8/01/11 .....          2,200,000          2,262,128
  San Ramon COP, Capital Improvement Projects, Series 1993, 6.00%, 3/01/18 .................          1,730,000          1,790,637
  San Ramon PFA, Tax Allocation Revenue,
     MBIA Insured, 5.30%, 2/01/28 ..........................................................         18,360,000         18,682,218
     Pre-Refunded, 6.90%, 2/01/24 ..........................................................          6,140,000          6,927,946
     Refunding, 6.90%, 2/01/24 .............................................................          6,910,000          7,380,295
  San Ramon Valley COP, Fire Protection District, Financing Corp., Refunding, 6.00%, 7/01/19          6,275,000          6,552,355
  San Ramon Valley USD, COP,
      Pre-Refunded, 7.70%, 2/01/10 .........................................................          6,000,000          6,354,360
      Refunding, 7.55%, 2/01/04 ............................................................          4,180,000          4,236,555
      Refunding, Series 1992, 7.00%, 2/01/22 ...............................................         19,425,000         20,219,094
      Series A, 6.35%, 10/01/01 ............................................................          4,050,000          4,095,846
  Santa Ana COP, Parking Facilities Project, Refunding, Series A, AMBAC Insured, 6.125%,
   6/01/16 .................................................................................          2,070,000          2,189,108
  Santa Ana Financing Authority Water Revenue, MBIA Insured, 6.125%, 9/01/24 ...............          5,000,000          5,281,350
  Santa Barbara COP, Harbor Project, Refunding, 6.75%, 10/01/27 ............................          8,090,000          8,501,134
  Santa Barbara Housing Authority Revenue, Refunding and Acquisition, 6.25%, 11/15/20 ......          5,730,000          5,426,425
  Santa Barbara SFMR, GNMA Secured, 7.65%, 10/01/23 ........................................            320,000            330,842
  Santa Clara County Financing Authority Lease Revenue, Valley Medical Center Facilities
   Replacement Project, Series A, AMBAC Insured, Pre-Refunded, 6.75%, 11/15/20 .............         13,000,000         14,741,740
  Santa Clara Housing Authority MFHR,
      Arastradero Park Apartments Project, Series A, GNMA Secured, 6.65%, 5/20/35 ..........          6,465,000          6,898,414
      Elana Gardens Apartments Project, Series A, GNMA Secured, 6.40%, 6/20/35 .............          5,625,000          5,903,325
      Sierra Vista I Apartments Project, Series A, GNMA Secured, 6.65%, 6/20/35 ............          3,860,000          4,121,940

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS, MARCH 31, 2001 (CONT.)

                                                                                                   PRINCIPAL
                                                                                                     AMOUNT             VALUE
----------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONT.)
  BONDS (CONT.)
  Santa Clarita COP, Refunding, MBIA Insured, 5.00%, 10/01/21 ..............................    $     5,105,000    $     5,091,982
  Santa Cruz City School District COP, Education Center Financing Project, Pre-Refunded,
   7.00%, 5/01/24 ..........................................................................          3,150,000          3,539,088
  Santa Cruz County Housing Authority MFHR, Series B, FNMA Insured, 7.75%, 7/01/23 .........          9,230,000          9,439,152
  Santa Maria Bonita School District COP, MBIA Insured, 7.00%, 3/01/16 .....................            480,000            496,589
  Santa Maria COP, Revenue, Marian Medical Center, Pre-Refunded, 6.75%, 9/01/22 ............          3,600,000          3,848,004
  Santa Monica RDA Tax Allocation, Earthquake Recovery Redevelopment Project, AMBAC Insured,
   6.00%, 7/01/29 ..........................................................................         13,110,000         14,342,340
  Shafter Joint Powers Financing Authority Lease Revenue, Community Correctional Facility
   Project, Series A,
     5.95%, 1/01/11 ........................................................................          1,880,000          2,035,965
     6.05%, 1/01/17 ........................................................................          5,135,000          5,559,613
  Shasta Joint Powers Financing Authority Lease Revenue, Courthouse County Improvement
   Project, Series A, Pre-Refunded, 6.70%, 6/01/23 .........................................          2,500,000          2,649,450
  Sierra View Local Hospital District Revenue, Insured Health Facilities, California
   Mortgage Insured, Pre- Refunded, 6.40%, 3/01/22 .........................................         15,000,000         15,750,750
  Simi Valley SFRMR, Series A, GNMA Secured, 7.70%, 3/01/25 ................................            130,000            134,627
  Snowline Joint USD, COP, Pre-Refunded, 7.25%, 4/01/18 ....................................          1,000,000          1,061,040
  Soledad RDA, Tax Allocation, Soledad Redevelopment Project, Pre-Refunded, 7.40%, 11/01/12           3,615,000          3,920,323
  South Gate PFAR, Tax Allocation, Redevelopment Project No. 1,
     AMBAC Insured, 5.875%, 9/01/24 ........................................................          8,505,000          8,895,635
     Refunding, 6.10%, 9/01/03 .............................................................          9,830,000          9,934,296
  South Napa Waste Management Authority Revenue, Solid Waste Transfer Facilities Project,
   6.50%, 2/15/14 ..........................................................................          4,500,000          4,799,385
  South Orange County PFA, Special Tax Revenue,
     Foothill Area, Series C, FGIC Insured, 5.75%, 8/15/18 .................................          5,000,000          5,295,000
     senior lien, Refunding, Series A, MBIA Insured, 6.00%, 9/01/18 ........................         18,850,000         19,870,728
  Southern California HFA SFMR,
     GNMA Secured, 7.625%, 10/01/22 ........................................................          2,145,000          2,167,651
     Series A, GNMA Secured, 6.75%, 9/01/22 ................................................            435,000            446,001
     Series B, GNMA Secured, 6.90%, 10/01/24 ...............................................            740,000            759,247
  Southern California Public Power Authority Power Project Revenue
     6.75%, 7/01/13 ........................................................................         10,000,000         12,015,300
     Hydroelectric-Hoover Uprating, Refunding, 6.00%, 10/01/17 .............................          7,795,000          7,872,015
     Multi-Purpose Projects, 6.00%, 7/01/18 ................................................         29,645,000         29,735,417
     Palo Verde Project, Refunding, Series A, AMBAC Insured, ETM, 5.00%, 7/01/15 ...........          7,000,000          7,176,750
     San Juan Project Unit 3, Series A, MBIA Insured, 5.00%, 1/01/20 .......................          5,790,000          5,751,265
  Southern California Public Power Authority Transmission Project Revenue, Southern
   Transmission, Refunding, 6.125%, 7/01/18 ................................................         51,035,000         53,145,297
  Southern Kern USD, COP, Pre-Refunded, 7.10%, 9/01/17 .....................................          2,250,000          2,415,758
  Standard Elementary School District COP, Pre-Refunded, 7.375%, 6/01/11 ...................          1,390,000          1,399,758
  Stockton Central Parking District, Refunding, Series 1991, 7.90%, 8/01/11 ................          5,700,000          5,729,868
  Stockton COP, Essential Services Building Parking Facility,
      5.875%, 8/01/23 ......................................................................          2,295,000          2,361,991
      6.00%, 8/01/31 .......................................................................          6,585,000          6,841,552
  Stockton East Water District COP, 1990 Project, Series A, AMBAC Insured, 6.40%, 4/01/22 ..         14,095,000         14,712,784
  Stockton Health Facilities Revenue, St. Joseph Medical Center, Series A, MBIA Insured,
   5.50%, 6/01/23 ..........................................................................          5,000,000          5,129,500
  Stockton Port District Port Facilities Revenue, Refunding and Improvement, Series A, FSA
   Insured, 5.95%, 7/01/17 .................................................................          5,095,000          5,569,905
  Stockton Revenue COP, Wastewater System Project, Series A, MBIA Insured, 5.20%, 9/01/29 ..         19,160,000         19,286,648
  Stockton Special Tax, CFD No. 90-2, Series 6, 7.75%, 8/01/15 .............................          3,000,000          3,043,110

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS, MARCH 31, 2001 (CONT.)

                                                                                                   PRINCIPAL
                                                                                                     AMOUNT             VALUE
----------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONT.)
  BONDS (CONT.)
  Suisun City COP, Civic Center Project, Refunding, 6.45%, 11/01/15 ........................    $     2,105,000    $     2,212,250
  Suisun City RDA, Tax Allocation, Suisun City Redevelopment Project, Refunding, MBIA
   Insured,
      6.00%, 10/01/18 ......................................................................          3,285,000          3,474,709
      5.90%, 10/01/23 ......................................................................          3,325,000          3,483,436
  Sunnyvale Financing Authority Utilities Revenue, Wastewater Reuse and Sludge, Series A,
   6.30%, 10/01/12 .........................................................................          4,735,000          4,840,117
  Tahoe Forest Hospital District Revenue, Series A, 5.90%, 7/01/29 .........................          7,990,000          7,019,375
  Temecula Valley USD,
      Series D, FGIC Insured, 6.00%, 9/01/14 ...............................................          1,250,000          1,310,138
      Series D, FGIC Insured, 6.125%, 9/01/19 ..............................................          3,110,000          3,247,369
      Series E, FSA Insured, 6.35%, 9/01/19 ................................................          5,460,000          5,983,832
  Thousand Oaks RDA,
      MFR, The Shadows Apartments, Refunding, Series A, FNMA Insured, 5.75%, 11/01/27 ......          7,530,000          7,739,861
      Tax Allocation, Thousand Oaks Boulevard Redevelopment, Refunding, MBIA Insured,
       5.375%, 12/01/25 ....................................................................         24,485,000         25,011,672
  Thousand Oaks SFHMR,
      Refunding, Series A, GNMA Secured, 7.45%, 9/01/10 ....................................             55,000             56,489
      Refunding, Series A, GNMA Secured, 7.55%, 9/01/15 ....................................             70,000             71,600
      Refunding, Series A, GNMA Secured, 7.625%, 3/01/23 ...................................            215,000            216,922
  Torrance Hospital Revenue,
      Little Co. of Mary Hospital, Refunding, ETM, 6.875%, 7/01/15 .........................          3,480,000          3,690,992
      Torrance Memorial Hospital Medical Center, Refunding, 6.75%, 1/01/12 .................          1,885,000          1,890,844
  Trabuco Canyon PFA, Special Tax Revenue, Refunding,
      Series A, FSA Insured, 6.00%, 10/01/10 ...............................................         13,775,000         15,874,310
      Series A, FSA Insured, 6.10%, 10/01/15 ...............................................         13,220,000         15,453,916
      Series C, FSA Insured, 6.00%, 7/01/12 ................................................          3,040,000          3,517,219
      Series C, FSA Insured, 6.10%, 7/01/19 ................................................          5,215,000          6,032,399
  Tracy COP, I-205 Corridor Improvement and Refinancing Project, AMBAC Insured, 5.125%,
   10/01/27 ................................................................................          5,000,000          5,009,300
  Travis USD, COP, Foxboro Elementary School Construction Project, Pre-Refunded,
      6.70%, 9/01/06 .......................................................................            490,000            523,070
      7.00%, 9/01/12 .......................................................................          3,670,000          3,932,699
  Tri-City Hospital District Revenue, Refunding, Series A, MBIA Insured, 5.625%, 2/15/17 ...          5,000,000          5,268,350
  Tri-Dam Power Authority Revenue, Hydroelectric Sand Bar Project, Refunding, 7.50%, 1/01/17         44,410,000         45,446,974
  Trinity County PUD, COP, Electric District Facilities, Refunding, Series 1993,
      6.60%, 4/01/11 .......................................................................          2,565,000          2,705,895
      6.75%, 4/01/23 .......................................................................          4,000,000          4,171,040
  Tulare County COP, Financing Project, Series B, Pre-Refunded, 6.875%, 11/15/12 ...........          1,100,000          1,185,580
  Tulare Local Health Care District Health Facilities Revenue, 5.20%, 12/01/21 .............          4,455,000          4,463,910
  Tustin USD, Special Tax, CFD No. 97-1, 6.375%, 9/01/35 ...................................          8,645,000          8,806,489
  Union City CRDA, Tax Allocation Revenue, Community Redevelopment Project, AMBAC Insured,
   5.75%, 10/01/33 .........................................................................          5,250,000          5,643,225
  University of California COP, UCLA Center Chiller/Cogeneration Project, Refunding,
      5.50%, 11/01/17 ......................................................................         13,940,000         14,422,742
      5.60%, 11/01/20 ......................................................................         14,880,000         15,393,955
  University of California Revenues,
      Multi-Purpose Projects, Refunding, Series C, AMBAC Insured, 5.00%, 9/01/23 ...........         17,545,000         17,380,779
      Multi-Purpose Projects, Series F, FGIC Insured, 5.00%, 9/01/22 .......................         20,575,000         20,440,440
      Multi-Purpose Projects, Series F, FGIC Insured, 5.00%, 9/01/27 .......................         82,440,000         81,247,093
      U.C. Davis Medical Center, AMBAC Insured, 5.75%, 7/01/20 .............................         44,385,000         47,191,020

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS, MARCH 31, 2001 (CONT.)

                                                                                                   PRINCIPAL
                                                                                                     AMOUNT             VALUE
----------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONT.)
  BONDS (CONT.)
  Upland COP, San Antonio Community Hospital, Refunding,
       5.50%, 1/01/07 ......................................................................    $     4,935,000    $     5,101,161
       5.70%, 1/01/11 ......................................................................         11,210,000         11,781,822
  Vacaville COP, Pre-Refunded, 9.40%, 10/01/15 .............................................         11,530,000         11,530,000
  Vacaville PFAR, Local Agency, 8.65%, 9/02/18 .............................................          5,685,000          5,117,921
  Val Verde USD, COP, Vista Verde Project, Pre-Refunded, 6.95%, 6/01/21 ....................          2,785,000          2,858,385
  Vallejo RDA, Tax Allocation, Waterfront Redevelopment Project, 7.90%, 5/01/19 ............          2,450,000          2,454,802
  Vallejo Revenue, Golf Course Project, Series A, 7.90%, 6/01/17 ...........................          6,000,000          6,214,500
  Vallejo USD, Special Tax Revenue, CFD No. 2,
      7.75%, 9/01/15 .......................................................................          2,300,000          2,319,090
      8.125%, 9/01/16 ......................................................................          5,100,000          5,212,353
  Victorville RDA, Tax Allocation, Bear Valley Road Redevelopment Project,
      Pre-Refunded, 7.50%, 11/01/06 ........................................................          1,200,000          1,255,176
      Refunding, Series A, FSA Insured, 6.125%, 9/01/19 ....................................          2,405,000          2,539,175
      Refunding, Series A, FSA Insured, 6.125%, 9/01/24 ....................................          3,245,000          3,427,596
  Virgin Islands PFAR, senior lien,
      Fund Loan Notes, Refunding, Series A, 5.50%, 10/01/22 ................................          7,000,000          6,760,530
      Refunding, Series A, 5.50%, 10/01/14 .................................................          3,865,000          3,942,261
  Vista Community Development Commission Tax Allocation Revenue, Vista Redevelopment Project
   Area, MBIA Insured, 5.50%, 9/01/23 ......................................................         11,810,000         12,214,847
  Vista Joint Powers Financing Authority Revenue, Series A, 7.625%, 2/01/20 ................          3,675,000          3,763,568
  Walnut PFA, Tax Allocation Revenue, MBIA Insured,
      Pre-Refunded, 6.50%, 9/01/22 .........................................................          3,220,000          3,433,132
      Unrefunded Balance, MBIA Insured, 6.50%, 9/01/22 .....................................          5,065,000          5,375,535
  Washington Township Hospital District Revenue,
      AMBAC Insured, 5.25%, 7/01/23 ........................................................          5,000,000          5,033,550
      Health Care District Revenue, 5.25%, 7/01/29 .........................................          6,500,000          6,423,950
  Watsonville Insured Hospital Revenue, Watsonville Community Hospital, Series A,
   Pre-Refunded,
      6.30%, 7/01/15 .......................................................................          3,990,000          4,497,129
      6.35%, 7/01/24 .......................................................................          5,435,000          6,136,441
  Watsonville RDA, Tax Allocation, Watsonville Redevelopment Project, 6.30%, 8/01/06 .......          1,745,000          1,757,110
  West Basin Municipal Water District Revenue COP, 1992 Project, Refunding, Series A, AMBAC
   Insured, 5.50%, 8/01/22 .................................................................          4,000,000          4,180,520
  West Hollywood COP, Refunding, MBIA Insured, 5.00%, 2/01/25 ..............................          6,250,000          6,172,438
  Westminster RDAR, Tax Allocation, Commercial Redevelopment Project No. 1, Series A,
   Pre-Refunded, 7.30%, 8/01/21 ............................................................          6,455,000          6,675,761
  William S. Hart Joint School Financing Authority Special Tax Revenue, Community
   Facilities, Refunding, FSA Insured, 6.50%, 9/01/14 ......................................          4,000,000          4,467,480
                                                                                                                   ---------------
  TOTAL BONDS ..............................................................................                        11,861,457,322
                                                                                                                   ---------------
  ZERO COUPON/STEP-UP BONDS 12.4%
    Anaheim PFA, Lease Revenue, Capital Appreciation, Public Improvements Project, Series C,
     FSA Insured,
      9/01/24 ..............................................................................         26,855,000          7,856,967
      9/01/26 ..............................................................................          9,430,000          2,477,827
      9/01/27 ..............................................................................         22,860,000          5,684,139
      9/01/28 ..............................................................................          8,425,000          1,987,373
      9/01/33 ..............................................................................         37,070,000          6,634,418

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS, MARCH 31, 2001 (CONT.)

                                                                                                   PRINCIPAL
                                                                                                     AMOUNT             VALUE
----------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONT.)
  ZERO COUPON/STEP-UP BONDS (CONT.)
  Baldwin Park RDA, Tax Allocation, San Gabriel, Refunding, Series A, ETM,
      2/01/02 ..............................................................................    $       565,000    $       550,350
      2/01/03 ..............................................................................            570,000            534,928
      2/01/04 ..............................................................................            575,000            519,001
      2/01/05 ..............................................................................            585,000            506,739
  Beaumont USD, COP, Series A, FSA Insured, 1/01/29 ........................................          6,835,000          6,200,644
  California Educational Facilities Authority Revenue,
      Loyola Marymount University, MBIA Insured, 10/01/32 ..................................          8,435,000          1,217,086
      Loyola Marymount University, MBIA Insured, 10/01/33 ..................................          8,435,000          1,141,087
      Loyola Marymount University, MBIA Insured, 10/01/34 ..................................          8,435,000          1,069,811
      Loyola Marymount University, MBIA Insured, 10/01/35 ..................................          8,435,000          1,003,090
      Loyola Marymount University, MBIA Insured, 10/01/36 ..................................          8,435,000            935,695
      Loyola Marymount University, MBIA Insured, 10/01/37 ..................................          8,435,000            877,324
      Loyola Marymount University, MBIA Insured, 10/01/38 ..................................          8,435,000            822,497
      Loyola Marymount University, MBIA Insured, 10/01/39 ..................................          8,435,000            771,212
      Santa Clara University, AMBAC Insured, 9/01/26 .......................................          5,800,000          1,524,008
  California Health Facilities Financing Authority Revenue, Kaiser Permanente, Series A,
   ETM, 10/01/11 ...........................................................................         13,970,000          8,185,861
  California HFAR,
      Capital Appreciation, Series G, MBIA Insured, 2/01/30 ................................         69,800,000         13,491,642
      Convertible Home Mortgage, FSA Insured, zero cpn. to 2/10/10, 6.70% thereafter,
       2/01/31 .............................................................................         18,995,000         11,043,883
      FNMA Home Mortgage, Series B, FSA Insured, 2/01/30 ...................................         33,615,000          5,222,763
      Home Mortgage, Capital Appreciation, Series A, 8/01/16 ...............................            615,000            119,347
      Home Mortgage, Series B, MBIA Insured, 2/01/30 .......................................        125,210,000         24,433,479
      Home Mortgage, Series F, FSA Insured, 8/01/31 ........................................        151,045,000         22,229,293
      Home Mortgage, Series F, MBIA Insured, 2/01/30 .......................................         33,350,000          6,345,838
      Home Mortgage, Series I, FSA Insured, 8/01/31 ........................................         29,640,000          4,365,972
   (c)Series E, MBIA Insured, 2/01/21 ......................................................          9,500,000          2,982,525
   (c)Series E, MBIA Insured, 2/01/32 ......................................................         35,615,000          5,705,879
  California HFR, Home Mortgage, Series N, AMBAC Insured, 8/01/31 ..........................         80,350,000         50,237,231
  California State GO,
      Principal Eagles II, Series 3, 3/01/09 ...............................................          7,500,000          5,398,875
      Principal Eagles II, Series 4, 6/0106 ................................................         10,000,000          8,222,600
      Principal Eagles II, Series 6, 3/01/09 ...............................................          5,000,000          3,599,250
      Principal M-Raes, Series 8, 4/01/09 ..................................................          9,000,000          6,456,240
  California Statewide CDA Revenue, COP, Insured Hospital, Triad Health Care,
   Refunding, ETM,
      8/01/09 ..............................................................................          6,450,000          4,533,641
      8/01/10 ..............................................................................          6,745,000          4,490,821
      8/01/11 ..............................................................................          3,115,000          1,961,516
  Campbell USD, Series B, FGIC Insured,
      8/01/20 ..............................................................................          5,000,000          1,847,100
      8/01/21 ..............................................................................          6,280,000          2,186,068
  Contra Costa County COP, Merrithew Memorial Hospital Project, ETM, 11/01/15 ..............          6,810,000          3,396,624
  Contra Costa Home Mortgage Finance Authority HMR, Mandatory Sinking Fund, MBIA Insured,
   Pre-Refunded, 9/01/17 ...................................................................         58,225,000         15,786,341
  Contra Costa School Financing Authority Revenue, Capital Appreciation, Antioch USD
   Community, Series B, 9/01/07 ............................................................          1,285,000            931,728

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS, MARCH 31, 2001 (CONT.)

                                                                                                   PRINCIPAL
                                                                                                     AMOUNT             VALUE
----------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONT.)
  ZERO COUPON/STEP-UP BONDS (CONT.)
  Desert Sands USD, COP, Capital Projects, FSA Insured, zero cpn. to 3/01/01, 6.45%
   thereafter, 3/01/20 .....................................................................    $     6,820,000    $     7,205,944
  El Paso de Robles GO, Capital Appreciation, Series A, FGIC Insured,
      8/01/16 ..............................................................................          2,050,000            929,388
      8/01/22 ..............................................................................         11,485,000          3,581,253
      8/01/27 ..............................................................................         11,495,000          2,692,704
  Elk Grove USD, Special Tax, Capital Appreciation, CFD 1, MBIA Insured,
      12/01/19 .............................................................................          2,775,000          1,023,087
      12/01/20 .............................................................................          2,765,000            966,312
      12/01/21 .............................................................................          4,195,000          1,364,801
      12/01/22 .............................................................................          4,195,000          1,284,467
      12/01/23 .............................................................................          4,195,000          1,210,803
      12/01/24 .............................................................................          4,200,000          1,144,920
      12/01/25 .............................................................................          6,355,000          1,635,841
      12/01/26 .............................................................................          6,355,000          1,548,205
      12/01/27 .............................................................................          6,355,000          1,461,523
      12/01/28 .............................................................................          6,355,000          1,383,166
  Foothill/Eastern Corridor Agency Toll Road Revenue,
      Capital Appreciation, Refunding, 1/15/25 .............................................         57,000,000         13,686,840
      Capital Appreciation, Refunding, 1/15/30 .............................................         98,460,000         17,369,329
      Capital Appreciation, Refunding, 1/15/31 .............................................         14,635,000          2,423,702
      Capital Appreciation, Refunding, 1/15/36 .............................................        182,160,000         21,932,064
      Capital Appreciation, Refunding, 1/15/38 .............................................        160,560,000         17,115,696
      Capital Appreciation, Refunding, MBIA Insured, 1/15/21 ...............................         51,180,000         15,562,303
      Capital Appreciation, Refunding, MBIA Insured, 1/15/37 ...............................        170,615,000         19,328,973
      Capital Appreciation, Refunding, zero cpn. to 7/15/09, 5.80% thereafter, 1/15/20 .....         49,500,000         31,163,715
      Capital Appreciation, Refunding, zero cpn. to 7/15/09, 5.875% thereafter, 1/15/27 ....         80,835,000         49,998,064
      Capital Appreciation, Refunding, zero cpn. to 7/15/09, 5.875% thereafter, 1/15/28 ....         80,500,000         50,679,580
      Capital Appreciation, Refunding, zero cpn. to 7/15/09, 5.875% thereafter, 1/15/29 ....        112,230,000         70,560,123
      Capital Appreciation, senior lien, Series A, ETM, 1/01/22 ............................         30,835,000         10,440,423
      Capital Appreciation, senior lien, Series A, ETM, 1/01/23 ............................          5,765,000          1,852,640
      Capital Appreciation, senior lien, Series A, ETM, 1/01/24 ............................         72,045,000         21,926,175
      Capital Appreciation, senior lien, Series A, ETM, 1/01/28 ............................          2,000,000            487,380
      Convertible Capital Appreciation, Refunding, 1/15/23 .................................         10,000,000          6,312,500
      Convertible Capital Appreciation, Refunding, 1/15/26 .................................         30,000,000         18,912,000
      Convertible Capital Appreciation, Refunding, 1/15/32 .................................        100,000,000         15,544,000
      Convertible Capital Appreciation, Refunding, 1/15/33 .................................        132,460,000         19,321,940
      Convertible Capital Appreciation, Refunding, 1/15/34 .................................        100,000,000         13,686,000
      Convertible Capital Appreciation, Refunding, 1/15/35 .................................         20,000,000          2,567,600
      Convertible Capital Appreciation, senior lien, Series A, ETM, zero cpn. to 1/01/05,
       7.05% thereafter, 1/01/09 ...........................................................         10,000,000          9,462,900
      Convertible Capital Appreciation, senior lien, Series A, Pre-Refunded, zero cpn. to
       1/01/05, 7.15% thereafter, 1/01/14/01 ...............................................          5,500,000          5,370,640
  Foothill/Eastern Corridor Agency Toll Road Revenue, (cont.)
      senior lien, Series A, ETM, 1/01/25 ..................................................         20,660,000          5,925,908
      senior lien, Series A, ETM, 1/01/26 ..................................................         23,475,000          6,388,252
      senior lien, Series A, ETM, 1/01/27 ..................................................         15,000,000          3,863,100
      senior lien, Series A, ETM, 1/01/29 ..................................................         35,310,000          8,161,907
      senior lien, Series A, Pre-Refunded, 1/01/12 .........................................          8,000,000          7,796,640

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS, MARCH 31, 2001 (CONT.)

                                                                                                   PRINCIPAL
                                                                                                     AMOUNT             VALUE
----------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONT.)
  ZERO COUPON/STEP-UP BONDS (CONT.)
  Lodi Electric Systems Revenue, COP, Capital Appreciation Bond, Series B, MBIA Insured,
   1/15/19 .................................................................................    $     6,360,000    $     2,323,308
  Los Angeles Convention and Exhibition Center Authority COP, Series 1985, ETM, 12/01/05 ...         26,750,000         22,457,695
  Los Angeles HMR, Series A, GNMA Secured, 8/25/16 .........................................            460,000            127,779
  Los Banos USD, COP, Series B, MBIA Insured, 8/01/16 ......................................          5,000,000          5,313,250
  New Haven USD, GO, Capital Appreciation, Series C, FGIC Insured, 8/01/23 .................         14,700,000          4,321,065
  Palmdale CRDA, Tax Allocation, Merged Project, sub. lien, AMBAC Insured, zero cpn. to
   12/01/04, 5.50% thereafter, 12/01/29 ....................................................          3,255,000          2,701,943
  Paramount USD, COP, Land Acquisition, Series B, FSA Insured, zero cpn. to 9/01/01,
      6.85% thereafter, 9/01/14 ............................................................          1,695,000          1,816,548
      7.00% thereafter, 9/01/29 ............................................................          7,675,000          8,029,815
  Pasadena Special Tax CFD, No. 1 Civic Center West, Pre-Refunded, 12/01/17 ................          4,090,000          1,509,415
  Perris SFMR, Series A, GNMA Secured, ETM, 6/01/23 ........................................         19,095,000          5,555,690
  Rancho Water District Financing Authority Revenue, AMBAC Insured,
      8/15/16 ..............................................................................          8,605,000          4,077,910
      8/15/17 ..............................................................................         13,605,000          6,044,293
      8/15/18 ..............................................................................         13,605,000          5,655,326
  Riverside County Asset Leasing Corp. Leasehold Revenue, Riverside County Hospital Project,
   MBIA Insured,
      6/01/23 ..............................................................................         14,160,000          4,385,777
      6/01/24 ..............................................................................         13,005,000          3,811,896
  Riverside County Board of Education COP, Capital Appreciation Financing Projects,
   Series A, 11/01/05 ......................................................................          1,250,000          1,048,475
  Riverside County SFMR, Capital Appreciation Mortgage,
      Series A, GNMA Secured, ETM, 9/01/14 .................................................         20,220,000         10,132,444
      Series A, GNMA Secured, ETM, 11/01/20 ................................................         25,055,000          8,498,907
      Series B, GNMA Secured, ETM, 6/01/23 .................................................         26,160,000          7,611,252
  Rocklin USD, GO, Capital Appreciation, Series A, FGIC Insured,
      9/01/08 ..............................................................................          3,660,000          2,719,417
      9/01/09 ..............................................................................          4,100,000          2,902,595
      9/01/10 ..............................................................................          4,595,000          3,093,492
      9/01/11 ..............................................................................          5,145,000          3,270,779
      9/01/12 ..............................................................................          5,760,000          3,466,886
      9/01/16 ..............................................................................         33,960,000         16,059,005
  Roseville City School District GO, Capital Appreciation, Series A,
      8/01/11 ..............................................................................          3,115,000          1,967,496
      8/01/17 ..............................................................................         30,770,000         13,126,790
  Roseville Joint UHSD, Capital Appreciation, Series A,
      8/01/10 ..............................................................................          1,820,000          1,218,417
      8/01/11 ..............................................................................          1,965,000          1,241,133
      8/01/17 ..............................................................................         18,155,000          7,738,932
  San Francisco City and County RDA, Lease Revenue, George R. Moscone Center, Capital
   Appreciation,
      7/01/05 ..............................................................................         12,820,000         10,914,435
      7/01/06 ..............................................................................         11,320,000          9,231,007
      7/01/07 ..............................................................................          4,570,000          3,551,667
  San Francisco City and County RDA, Lease Revenue, George R. Moscone Center, Capital
   Appreciation, (cont.) 7/01/08 ...........................................................          7,785,000          5,761,523
      Pre-Refunded, 7/01/16 ................................................................         16,300,000          5,364,330
      Pre-Refunded, 7/01/17 ................................................................         16,300,000          4,935,966
      Pre-Refunded, 7/01/18 ................................................................         16,300,000          4,541,832
      zero cpn. to 7/01/02, 8.50% thereafter, 7/01/14 ......................................         46,000,000         48,996,440

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS, MARCH 31, 2001 (CONT.)

                                                                                                   PRINCIPAL
                                                                                                     AMOUNT             VALUE
----------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONT.)
  ZERO COUPON/STEP-UP BONDS (CONT.)
  San Gabriel USD, COP, Facilities Development Program, Series B, FSA Insured, zero cpn. to
   9/01/02, 6.75% thereafter, 9/01/29 ......................................................    $     2,250,000    $     2,209,388
  San Joaquin Hills Transportation Corridor Agency Toll Road Revenue, senior lien,
      ETM, 1/01/25 .........................................................................          5,700,000          1,634,931
      ETM, 1/01/28 .........................................................................         33,545,000          8,174,581
      ETM, 1/01/29 .........................................................................         37,050,000          8,564,108
      Pre-Refunded, zero cpn. to 1/01/02, 7.50% thereafter, 1/01/09 ........................         21,585,000         24,928,085
      Pre-Refunded, zero cpn. to 1/01/02, 7.55% thereafter, 1/01/10 ........................         10,745,000         12,415,418
      Pre-Refunded, zero cpn. to 1/01/02, 7.60% thereafter, 1/01/11 ........................         25,935,000         29,999,015
      Pre-Refunded, zero cpn. to 1/01/02, 7.65% thereafter, 1/01/12 ........................         25,215,000         29,148,036
      Pre-Refunded, zero cpn. to 1/01/02, 7.65% thereafter, 1/01/13 ........................         27,350,000         31,616,053
      Pre-Refunded, zero cpn. to 1/01/02, 7.70% thereafter, 1/01/14 ........................          7,470,000          8,644,359
      Pre-Refunded, zero cpn. to 1/01/02, 7.70% thereafter, 1/01/15 ........................         60,155,000         69,533,165
      Refunding, Series A, 1/15/16 .........................................................         19,500,000         13,356,525
      Refunding, Series A, 1/15/17 .........................................................         17,000,000         11,580,910
      Refunding, Series A, 1/15/18 .........................................................         60,000,000         40,770,000
      Refunding, Series A, 1/15/19 .........................................................         57,000,000         38,534,280
      Refunding, Series A, 1/15/20 .........................................................         80,000,000         53,960,800
      Refunding, Series A, 1/15/22 .........................................................         90,000,000         60,295,500
      Refunding, Series A, 1/15/23 .........................................................         80,000,000         53,074,400
      Refunding, Series A, 1/15/24 .........................................................         80,000,000         52,971,200
  Santa Maria Water and Wastewater Revenue, COP, Series A, AMBAC Insured, 8/01/27 ..........         21,000,000         17,703,630
  Simi Valley SFRMR, Series A, 9/01/25 .....................................................            125,000             18,643
  Southern California Public Power Authority Power Project Revenue, Refunding, Series A,
   AMBAC Insured,
      7/01/11 ..............................................................................         12,000,000          7,684,200
      7/01/12 ..............................................................................         16,890,000         10,241,589
      7/01/13 ..............................................................................         16,000,000          9,169,280
  Stockton East Water District COP, 1990 Project, Series B,
       4/01/05 .............................................................................         28,575,000         67,375,236
       4/01/16 .............................................................................        103,885,000         45,922,364
  Thousand Oaks SFHMR, Capital Appreciation, Series A, GNMA Secured, 9/01/23 ...............            115,000            262,627
                                                                                                                   ---------------
  TOTAL ZERO COUPON/STEP-UP BONDS ..........................................................                         1,716,074,774
                                                                                                                   ---------------
  TOTAL LONG TERM INVESTMENTS (COST $12,894,643,148) .......................................                        13,577,532,096
                                                                                                                   ---------------
(b)SHORT TERM INVESTMENTS 1.5%
  California Health Facilities Financing Authority Revenue, Adventist Hospital, Series B,
   MBIA Insured, Daily VRDN and Put, 3.80%, 9/01/28 ........................................          3,200,000          3,200,000
  California PCFA,
      PCR, Pacific Gas and Electric Co., Refunding, Series E, Daily VRDN and Put, 5.10%,
       11/01/26 ............................................................................            900,000            900,000
      PCR, Shell Oil Co. Project, Refunding, Series A, Daily VRDN and Put, 3.60%, 10/01/08 .            200,000            200,000
      PCR, Shell Oil Co. Project, Refunding, Series A, Daily VRDN and Put, 3.60%, 10/01/10 .          2,200,000          2,200,000
  California PCFA, (cont.)
      PCR, Shell Oil Co. Project, Refunding, Series B, Daily VRDN and Put, 3.60%, 10/01/11 .          7,500,000          7,500,000
      Solid Waste Disposal Revenue, Shell Martinez Refining, Series A, Daily VRDN and Put,
       3.60%, 10/01/31 .....................................................................          6,700,000          6,700,000
  California Statewide CDA, MFHR, Ivy Hills Apartment Project, Series I, Weekly VRDN and
   Put, 3.40%, 2/01/33 .....................................................................         10,094,000         10,094,000
  Chula Vista IDR, San Diego Gas and Electric Co., Refunding, Series A, Daily VRDN and Put,
   5.95%, 7/01/21 ..........................................................................         38,900,000         38,900,000

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS, MARCH 31, 2001 (CONT.)

                                                                                                   PRINCIPAL
                                                                                                     AMOUNT             VALUE
----------------------------------------------------------------------------------------------------------------------------------
(b)SHORT TERM INVESTMENTS (CONT.)
  Irvine 1915 Act,
      AD No. 87-8, Daily VRDN and Put, 3.60%, 9/02/24 ......................................    $     5,300,000    $     5,300,000
      AD No. 89-10, Daily VRDN and Put, 3.60%, 9/02/15 .....................................          3,000,000          3,000,000
      AD No. 93-14, Daily VRDN and Put, 3.60%, 9/02/25 .....................................          1,100,000          1,100,000
      AD No. 97-13, Daily VRDN and Put, 3.60%, 9/02/23 .....................................          6,491,000          6,491,000
  Irvine Ranch Water District GO, Nos. 105, 140, 240 and 250, Daily VRDN and Put, 3.60%,
   1/01/21 .................................................................................            800,000            800,000
  Irvine Ranch Water District Revenue,
      Consolidated District Nos.105, 250 and 290, Daily VRDN and Put, 3.60%, 8/01/16 .......          3,600,000          3,600,000
      Construction Bonds, Daily VRDN and Put, 3.60%, 10/01/05 ..............................            900,000            900,000
      Joint Powers Agency, Consolidated Bonds, DATES, Series C, Daily VRDN and Put, 3.60%,
       10/01/10 ............................................................................          1,100,000          1,100,000
  Kern County COP, Kern Public Facilities Project, Series B, Weekly VRDN and Put, 3.40%,
   8/01/06 .................................................................................          3,700,000          3,700,000
  Livermore COP, Capital Projects, Weekly VRDN and Put, 3.35%, 10/01/30 ....................         14,000,000         14,000,000
  Los Angeles County MTA, Sales Tax Revenue, Proposition C, Refunding, Second Series A,
   MBIA Insured, Weekly VRDN and Put, 3.45%, 7/01/20 .......................................         24,000,000         24,000,000
  Los Angeles County Pension Obligation, Refunding, Series B, Weekly VRDN and Put, 3.35%,
   6/30/07 .................................................................................          9,500,000          9,500,000
  Los Angeles Department of Water and Power Waterworks Revenue, Subseries B-2, Weekly VRDN
   and Put, 3.35%, 7/01/35 .................................................................         20,000,000         20,000,000
  Metropolitan Water District of Southern California Waterworks Revenue, Refunding, Series
   B-3, Daily VRDN and Put, 3.60%, 7/01/35 .................................................          1,700,000          1,700,000
  Orange County Improvement Bond, AD No. 88-1, Daily VRDN and Put, 3.80%, 9/02/18 ..........          1,600,000          1,600,000
  Orange County Sanitation District COP,
      Nos. 1-3, 5-7 and 11, Refunding, AMBAC Insured, Daily VRDN and Put, 3.60%, 8/01/16 ...          4,500,000          4,500,000
      Refunding, Series A, Daily VRDN and Put, 3.60%, 8/01/29 ..............................          9,980,000          9,980,000
  Sacramento County Sanitation District Financing Authority Revenue, Series C, Weekly VRDN
   and Put, 3.40%, 12/01/30 ................................................................          8,100,000          8,100,000
  Santa Clara Electric Revenue, Series A, Weekly VRDN and Put, 3.40%, 7/01/10 ..............         15,115,000         15,115,000
  Wateruse Finance Authority Revenue, Weekly VRDN and Put, FSA Insured, 3.25%, 5/01/28 .....            300,000            300,000
                                                                                                                   ---------------
  TOTAL SHORT TERM INVESTMENTS (COST $204,480,000) .........................................                           204,480,000
                                                                                                                   ---------------
  TOTAL INVESTMENTS (COST $13,099,123,148) 99.4% ...........................................                        13,782,012,096
  OTHER ASSETS, LESS LIABILITIES .6% .......................................................                            84,105,241
                                                                                                                   ---------------
  NET ASSETS 100.0% ........................................................................                       $13,866,117,337
                                                                                                                   ===============











See glossary of terms on page 48.
(a)See Note 6 regarding defaulted securities.
(b)Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates.
(c)Sufficient collateral has been segregated for securities traded on a when issued or delayed delivery basis.



                       See notes to financial statements.                     47

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS, MARCH 31, 2001 (CONT.)


GLOSSARY OF TERMS
--------------------------------------------------------------------------------
1915 ACT  - Improvement Bond Act of 1915
ABAG      - The Association of Bay Area Governments
ACA       - American Capital Access
AD        - Assessment District
AMBAC     - American Municipal Bond Assurance Corp.
BART      - Bay Area Rapid Transit
CDA       - Community Development Authority/Agency
CFD       - Community Facilities District
CHFCLP    - California Health Facilities Construction Loan Program
COP       - Certificate of Participation
CRDA      - Community Redevelopment Authority/Agency
CSAC      - County Supervisors Association of California
ETM       - Escrow to Maturity
FGIC      - Financial Guaranty Insurance Co.
FHA       - Federal Housing Authority/Agency
FNMA      - Federal National Mortgage Association
FSA       - Financial Security Assistance
GNMA      - Government National Mortgage Association
GO        - General Obligation
HFA       - Housing Finance Authority/Agency
HFAR      - Housing Finance Authority/Agency Revenue
HFR       - Home Financial Revenue
HMR       - Home Mortgage Revenue
ID        - Improvement District
IDR       - Industrial Development Revenue
MBIA      - Municipal Bond Investors Assurance Corp.
MBS       - Mortgage-Backed Securities
MFHR      - Multi-Family Housing Revenue
MFR       - Multi-Family Revenue
MTA       - Metropolitan Transit Authority
MUD       - Municipal Utility District
PCFA      - Pollution Control Financing Authority
PCR       - Pollution Control Revenue
PFA       - Public Financing Authority
PFAR      - Public Financing Authority Revenue
PUD       - Public Utility District
RDA       - Redevelopment Authority/Agency
RDAR      - Redevelopment Agency Revenue
RMR       - Residential Mortgage Revenue
RRMR      - Residential Rental Mortgage Revenue
SF        - Single Family
SFHMR     - Single Family Home Mortgage Revenue
SFM       - Single Family Mortgage
SFMR      - Single Family Mortgage Revenue
SFRMR     - Single Family Residential Mortgage Revenue
UHSD      - Unified High School District
USD       - Unified School District
VRDN      - Variable Rate Demand Notes
zero cpn. - zero coupon

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 2001

Assets:
 Investments in securities:
  Cost ........................................................................................................    $ 13,099,123,148
                                                                                                                   ----------------
  Value .......................................................................................................      13,782,012,096
 Cash .........................................................................................................             423,644
 Receivables:
  Capital shares sold .........................................................................................          19,762,503
  Interest ....................................................................................................         178,328,898
                                                                                                                   ----------------
      Total assets ............................................................................................      13,980,527,141
                                                                                                                   ----------------
Liabilities:
 Payables:
  Investment securities purchased .............................................................................          89,770,972
  Capital shares redeemed .....................................................................................          14,590,549
  Affiliates ..................................................................................................           7,676,692
  Shareholders ................................................................................................           1,550,322
 Other liabilities ............................................................................................             821,269
                                                                                                                   ----------------
      Total liabilities .......................................................................................         114,409,804
                                                                                                                   ----------------
       Net assets, at value ...................................................................................    $ 13,866,117,337
                                                                                                                   ================
Net assets consist of:
 Undistributed net investment income ..........................................................................    $     23,568,918
 Net unrealized appreciation ..................................................................................         682,888,948
 Accumulated net realized loss ................................................................................          (8,269,353)
 Capital shares ...............................................................................................      13,167,928,824
                                                                                                                   ----------------
      Net assets, at value ....................................................................................    $ 13,866,117,337
                                                                                                                   ================
CLASS A:
 Net asset value per share ($13,279,036,777 / 1,833,417,055 shares outstanding)* ..............................    $           7.24
                                                                                                                   ================
 Maximum offering price per share ($7.24 / 95.75%) ............................................................    $           7.56
                                                                                                                   ================

CLASS B:
Net asset value and maximum offering price per share ($193,428,495 / 26,725,789 shares outstanding)* ..........    $           7.24
                                                                                                                   ================

CLASS C:
 Net asset value per share ($393,652,065 / 54,413,304 shares outstanding)* ....................................    $           7.23
                                                                                                                   ================
 Maximum offering price per share ($7.23 / 99%) ...............................................................    $           7.30
                                                                                                                   ================


*Redemption price is equal to net asset value less any applicable contingent deferred sales charge.


                       See notes to financial statements.                     49

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
Financial Statements (continued)

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED MARCH 31, 2001

Investment income:
 Interest .......................................................................................................    $  786,921,510
                                                                                                                     --------------
Expenses:
 Management fees (Note 3) .......................................................................................        60,079,849
 Distribution fees: (Note 3)
  Class A .......................................................................................................        10,191,650
  Class B .......................................................................................................           932,609
  Class C .......................................................................................................         2,394,471
 Transfer agent fees (Note 3) ...................................................................................         4,681,633
 Custodian fees .................................................................................................            95,868
 Reports to shareholders ........................................................................................           337,562
 Registration and filing fees ...................................................................................           175,340
 Professional fees (Note 3) .....................................................................................           183,947
 Directors' fees and expenses ...................................................................................           146,283
 Other ..........................................................................................................           323,794
                                                                                                                     --------------
      Total expenses ............................................................................................        79,543,006
                                                                                                                     --------------
       Net investment income ....................................................................................       707,378,504
                                                                                                                     --------------
Realized and unrealized gains:
 Net realized gain from investments .............................................................................         3,659,156
 Net unrealized appreciation on investments .....................................................................       687,450,853
                                                                                                                     --------------
Net realized and unrealized gain ................................................................................       691,110,009
                                                                                                                     --------------
Net increase in net assets resulting from operations ............................................................    $1,398,488,513
                                                                                                                     ==============

50                     See notes to financial statements.

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
Financial Statements (continued)

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED MARCH 31, 2001 AND 2000

                                                                                                   2001                   2000
                                                                                            ----------------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income .................................................................   $    707,378,504       $    772,997,242
  Net realized gain (loss) from investments .............................................          3,659,156            (11,711,553)
  Net unrealized appreciation (depreciation) on investments .............................        687,450,853         (1,113,091,530)
                                                                                            ----------------------------------------
      Net increase (decrease) in net assets resulting from operations ...................      1,398,488,513           (351,805,841)
 Distributions to shareholders from:
  Net investment income:
   Class A ............................................................................         (683,401,460)          (726,801,344)
   Class B ............................................................................           (6,669,455)            (4,065,129)
   Class C ............................................................................          (17,593,690)           (19,682,434)
  Net realized gains:
   Class A ............................................................................                   --            (10,661,233)
   Class B ............................................................................                   --                (48,352)
   Class C ............................................................................                   --               (331,896)
                                                                                            ----------------------------------------
 Total distributions to shareholders ..................................................         (707,664,605)          (761,590,388)
 Capital share transactions: (Note 2)
   Class A ............................................................................         (244,549,724)        (1,540,197,674)
   Class B ............................................................................           74,685,967             72,790,394
   Class C ............................................................................            6,772,833            (62,734,110)
                                                                                            ----------------------------------------
 Total capital share transactions .....................................................         (163,090,924)        (1,530,141,390)
      Net increase (decrease) in net assets ...........................................          527,732,984         (2,643,537,619)
Net assets:
 Beginning of year ....................................................................       13,338,384,353         15,981,921,972
                                                                                            ----------------------------------------
 End of year ..........................................................................     $ 13,866,117,337       $ 13,338,384,353
                                                                                            ========================================
Undistributed net investment income included in net assets:
 End of year ..........................................................................     $     23,568,918       $     23,855,019
                                                                                            ========================================

                       See notes to financial statements.                     51

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
Notes to Financial Statements

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin California Tax-Free Income Fund (the Fund) is registered under the Investment Company Act of 1940 as a diversified, open-end investment company. The Fund seeks to provide tax-free income. The following summarizes the Fund's significant accounting policies.

a. SECURITY VALUATION

Tax-free bonds generally trade in the over-the-counter market and are valued within the range of the latest quoted bid and asked prices. In the absence of a sale or reported bid and asked prices, information with respect to bond and note transactions, quotations from bond dealers, market transactions in comparable securities, and various relationships between securities are used to determine the value of the security. The Fund may utilize a pricing service, bank or broker/dealer experienced in such matters to perform any of the pricing functions under procedures approved by the Board of Directors. Securities for which market quotations are not readily available are valued at fair value as determined by management in accordance with procedures established by the Board of Directors.

b. INCOME TAXES

No provision has been made for income taxes because the Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its income.

c. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Bond discount and premium are amortized on an income tax basis. Distributions to shareholders are recorded on the ex-dividend date.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

d. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.

e. AUDIT GUIDE

In November 2000, a revised AICPA Audit and Accounting Guide, Audits of Investments Companies, was issued, and is effective for fiscal years beginning after December 15, 2000. The revised Guide will require the Fund to amortize all premium and discount on fixed-income securities. Such amortization will be included in net investment income but will not impact the net assets or the distributions of the Fund. The Fund estimates that the initial adjustment required upon adoption of premium and discount amortization will increase the recorded cost of the investments by approximately $7,448,533.

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
Notes to Financial Statements (continued)

2. CAPITAL STOCK

The Fund offers three classes of shares: Class A, Class B, and Class C. Each class of shares differs by its initial sales load, distribution fees, voting rights on matters affecting a single class and its exchange privilege.

At March 31, 2001, there were five billion shares authorized ($.01 par value) for each class. Transactions in the Fund's shares were as follows:

                                                                                   YEAR ENDED MARCH 31,
                                                        ----------------------------------------------------------------------------
                                                                      2001                                      2000
                                                        ----------------------------------------------------------------------------
                                                           SHARES              AMOUNT                SHARES              AMOUNT
                                                        ----------------------------------------------------------------------------
CLASS A SHARES:
 Shares sold .......................................     201,976,580      $ 1,416,133,849          240,488,307      $ 1,679,469,285
 Shares issued in reinvestment of distributions ....      41,786,514          291,523,533           45,791,780          319,191,413
 Shares redeemed ...................................    (279,385,393)      (1,952,207,106)        (508,181,729)      (3,538,858,372)
                                                        ----------------------------------------------------------------------------
 Net decrease ......................................     (35,622,299)     $  (244,549,724)        (221,901,642)     $(1,540,197,674)
                                                        ============================================================================
CLASS B SHARES:
 Shares sold .......................................      12,031,321      $    84,818,804           12,625,622      $    89,069,351
 Shares issued in reinvestment of distributions ....         576,680            4,033,769              386,322            2,666,240
 Shares redeemed ...................................      (2,020,815)         (14,166,606)          (2,780,059)         (18,945,197)
                                                        ----------------------------------------------------------------------------
 Net increase ......................................      10,587,186      $    74,685,967           10,231,885      $    72,790,394
                                                        ============================================================================
CLASS C SHARES:
 Shares sold .......................................       8,273,562      $    58,194,241           11,263,635           79,161,354
 Shares issued in reinvestment of distributions ....       1,590,915           11,087,353            1,912,072           13,328,420
 Shares redeemed ...................................      (8,971,031)         (62,508,761)         (22,492,323)        (155,223,884)
                                                        ----------------------------------------------------------------------------
 Net increase (decrease) ...........................         893,446      $     6,772,833           (9,316,616)     $   (62,734,110)
                                                        ============================================================================


3. TRANSACTIONS WITH AFFILIATES

Certain officers and directors of the Fund are also officers and/or directors of Franklin Advisers, Inc. (Advisers), Franklin/Templeton Distributors, Inc. (Distributors), Franklin/Templeton Investor Services, LLC (Investor Services), and Franklin Templeton Services, LLC (FT Services), the Fund's investment manager, principal underwriter, transfer agent, and administrative manager, respectively.

The Fund pays an investment management fee to Advisers based on the net assets of the Fund as follows:

ANNUALIZED
 FEE RATE                   MONTH-END NET ASSETS
--------------------------------------------------------------------------------
  .625%                     First $100 million
  .500%                     Over $100 million, up to and including $250 million
  .450%                     Over $250 million, up to and including $10 billion
  .440%                     Over $10 billion, up to and including $12.5 billion
  .420%                     Over $12.5 billion, up to and including $15 billion
  .400%                     Over $15 billion, up to and including $17.5 billion

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
Notes to Financial Statements (continued)

3. TRANSACTIONS WITH AFFILIATES (CONT.)

Fees are further reduced on net assets over $17.5 billion.

Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on average daily net assets, and is not an additional expense of the Fund.

The Fund reimburses Distributors up to .10%, .65%, and .65% per year of its average daily net assets of Class A, Class B and Class C, respectively, for costs incurred in marketing the Fund's shares.

Distributors paid net commissions on sales of the Fund shares, and received contingent deferred sales charges for the year of $3,983,605 and $486,088, respectively.

The Fund paid transfer agent fees of $4,681,633, of which $3,448,792 was paid to Investor Services.

Included in professional fees are legal fees of $20,060 that were paid to a law firm in which a partner of that law firm was an officer of the Fund.


4. INCOME TAXES

At March 31, 2001, the Fund had tax basis capital losses which may be carried over to offset future capital gains. Such losses expire as follows:

Capital loss carryovers expiring in:
 2008 ............................................................    $7,003,120
 2009 ............................................................       959,166
                                                                      ----------
                                                                      $7,962,286
                                                                      ==========

Net investment income differs for financial statement and tax purposes primarily due to differing treatments of defaulted securities.

Net realized losses differ for financial statement and tax purposes primarily due to differing treatments of wash sales.

At March 31, 2001, the net unrealized appreciation based on the cost of investments for income tax purposes of $13,099,411,081 was as follows:

Unrealized appreciation ......................................    $ 782,824,376
Unrealized depreciation ......................................     (100,223,361)
                                                                  --------------
Net unrealized appreciation ..................................    $ 682,601,015
                                                                  ==============

5. INVESTMENT TRANSACTIONS

Purchases and sales of securities (excluding short-term securities) for the year ended March 31, 2001 aggregated $761,616,228 and $1,053,563,476, respectively.

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
Notes to Financial Statements (continued)

6. DEFAULTED SECURITIES

At March 31, 2001, the Fund held a defaulted security with a value of $8,260,250 representing .06% of the Fund's net assets. For information as to the specific security, see the accompanying Statement of Investments.

For financial reporting purposes, the Fund discontinues accruing income on defaulted bonds and provides an estimate for losses on interest receivable.

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
Independent Auditors' Report

TO THE BOARD OF DIRECTORS AND SHAREHOLDERS
OF FRANKLIN CALIFORNIA TAX-FREE INCOME FUND

In our opinion, the accompanying statements of assets and liabilities, including the statements of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Franklin California Tax-Free Income Fund (the "Fund") at March 31, 2001, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2001 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California
May 7, 2001

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
Tax Designation

Under Section 852(b)(5)(A) of the Internal Revenue Code, the Fund hereby designates 100% of the distributions paid from net investment income as exempt-interest dividends for the fiscal year ended March 31, 2001.

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